                                               --------------------------------
                                                 OMB APPROVAL
                                                 OMB Number: 3235-0570
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                                                 hours per response. . . . 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR/A


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-8494
                                  ---------------------------------------------
                               LEADER Mutual Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   3435 Stelzer Road, Columbus, OH 43219-8006
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219-8006
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   614-470-8000
                                                      ------------

Date of fiscal year end:  August 31, 2003
                          ---------------

Date of reporting period:  August 31, 2003
                           ---------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

ANNUAL REPORT




                           [LEADER MUTUAL FUNDS LOGO]

                                AUGUST 31, 2003








                                                       LEADER Growth Equity Fund
                                                     LEADER Growth & Income Fund
                                                            LEADER Balanced Fund
                                                     LEADER Tax-Exempt Bond Fund
                                                   LEADER Intermediate Bond Fund
                                                     LEADER Short Term Bond Fund
                                             LEADER Tax-Exempt Money Market Fund
                                                        LEADER Money Market Fund
                                               LEADER Treasury Money Market Fund

TABLE OF CONTENTS
================================================================================

LEADER MUTUAL FUNDS

ANNUAL REPORT

AUGUST 31, 2003

Letter from the President............................................   1

LEADER Growth Equity Fund............................................   2

LEADER Growth & Income Fund..........................................   4

LEADER Balanced Fund.................................................   6

LEADER Tax-Exempt Bond Fund..........................................   8

LEADER Intermediate Bond Fund........................................  10

LEADER Short Term Bond Fund..........................................  12

LEADER Tax-Exempt Money Market Fund..................................  14

LEADER Money Market Fund.............................................  15

LEADER Treasury Money Market Fund....................................  16

Glossary of Terms....................................................  17

Schedules of Portfolio Investments...................................  18

Statements of Assets and Liabilities.................................  42

Statements of Operations.............................................  44

Statements of Changes in Net Assets..................................  46

Financial Highlights.................................................  54

Notes to the Financial Statements....................................  60

Independent Auditors' Report.........................................  66

Information About Trustees and Officers..............................  67

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus, which contains the investment objectives, risks, management fees, expenses and other information about the funds.

The LEADER Funds are distributed by BISYS Fund Services.

Mutual funds: - Are NOT FDIC insured - Have no bank guarantee - May lose value



                                                       LETTER FROM THE PRESIDENT
================================================================================

DEAR SHAREHOLDER,

  We are pleased to present the enclosed annual report for the LEADER Mutual Funds. Within these pages you will find information on fund strategy and investments, as well as performance for the 12-month period ended August 31, 2003.

  An extended bear market highlighted stock-market performance during the first six months of the fiscal year. Optimism regarding an economic recovery faded quickly with the new calendar year, and investors shifted their attention to the escalation of hostilities in Iraq. The resulting world tensions and economic uncertainty kept fixed-income securities in the spotlight throughout the first half of the fiscal year. Once again, bonds performed well, as investors focused on their perceived stability in an unstable environment.

  Although bond returns remained positive during the second part of the year, the stock market turned in performance that showed renewed vigor, primarily due to a strong fourth quarter of the fiscal year. Cuts in federal income taxes and another interest rate cut by the Federal Reserve Board (the "Fed") served to renew investor confidence in stocks and reverse some of the market's earlier losses.

  This past year's volatile environment reinforces the importance of having a concrete investment strategy and sticking with that plan. We believe it is crucial to your financial well-being to invest your assets in a diverse mix of stock and bond mutual funds, in a fashion specifically tailored to your goals. These distinct asset classes may help your portfolio withstand market volatility and downturns, while working together to generate attractive long-term potential.

  As we have seen time and again, the financial markets can be unpredictable. That's why we believe it's important to maintain exposure to bond funds, which may help your portfolio endure prolonged bear markets, and stock funds, which may help you profit from bull markets.(1)

  The Institutional Share class of the LEADER Growth & Income Fund and the LEADER Intermediate Bond Fund recently received the Lipper Leader for Consistent Return designation for the three-year period ended August 31, 2003. This rating reflects the degree of a fund's historical success in achieving risk-adjusted returns, adjusted for volatility and relative to peers.(2)

  We truly appreciate your continued support of the LEADER Mutual Funds. We are committed to helping you pursue your investment goals and look forward to the opportunity to serve you. If you have any questions about your account or funds, please call us at 800-219-4182.

  Sincerely,

  R. Jeffrey Young
  President

  (1)Diversification does not guarantee a profit nor protect against a loss.
  (2)See Glossary of Terms for additional information.

LEADER GROWTH EQUITY FUND
================================================================================

                    PORTFOLIO MANAGER: Walter A. Hellwig, Senior Vice President,
                                              Union Planters Investment Advisors

  OBJECTIVE AND STRATEGY -------------------------------------------------------

  The LEADER Growth Equity Fund seeks capital appreciation. The Fund primarily invests in common stocks of companies the advisor believes have above-average growth potential.

  Q&A --------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

  The Fund's Investor A Shares (exclusive of sales load) posted a total return of 18.07%(+) for the 12-month period ended August 31, 2003. The Fund's peer group, the Lipper Large-Cap Growth Funds Average(1), posted a total return of 12.45%, and the Fund's benchmark, the S&P 500 Index, posted a total return of 12.06%.

HOW DID THE FUND'S PERFORMANCE COMPARE TO THE MARKET AVERAGES?

  Until the last month of the period, the Fund's composition was less aggressive than than that of its benchmark, which helped the Fund outperform. Investors showed a preference for higher-beta(1) sectors and stocks, and the Fund had just enough exposure to these areas to keep pace.

WHAT WERE THE FUND'S KEY STRATEGIES?

  Early on we were able to outperform the S&P 500 Index by maintaining a less-aggressive posture than the benchmark. But as the period progressed and the economy showed signs of strengthening, we increased the Fund's exposure to the information technology sector, where we have a high degree of confidence in the above-average earnings growth potential of many companies.(2)

HOW WAS THE FUND INVESTED?

  As of August 31, 2003, the Fund's portfolio was invested in 56 companies representing 14 industries. The Fund's 10 largest equity holdings represented approximately 32.6% of the portfolio.(2)



(1)See Glossary of Terms for additional information.
(2)The Fund's composition is subject to change.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

                                                       LEADER GROWTH EQUITY FUND
================================================================================

GROWTH OF A $10,000 INVESTMENT+-------------------------------------------------

                  [GROWTH OF A $10,000 INVESTMENT LINE CHART]

8/31/93       10000      9451    10000    10000    10000
              10513      9933    10511     9923    10143
               9894      9346     9889    10128    10262
               9927      9375     9919    10032    10029
12/93         10168      9600    10158    10153    10323
              10725     10123    10711    10498    10659
              10448      9860    10433    10213    10481
               9921      9360     9904     9769     9953
               9921      9358     9902     9894     9967
              10016      9445     9994    10056    10017
               9802      9241     9777     9810     9608
              10103      9522    10076    10132     9902
              10717     10098    10685    10546    10429
              10261      9666    10227    10288    10224
              10228      9633    10192    10519    10456
               9796      9224     9760    10136    10069
12/94          9604      9040     9565    10287    10134
              10016      9426     9974    10553    10222
              10320      9710    10274    10964    10574
              10581      9953    10531    11287    10886
              10779     10137    10726    11619    11100
              11092     10428    11033    12083    11460
              11436     10749    11374    12363    12009
              11659     10956    11592    12773    12618
              11675     10968    11605    12805    12687
              12110     11374    12034    13345    13135
              12373     11618    12293    13297    13051
              12626     11852    12541    13880    13505
12/95         12989     12191    12899    14147    13453
              13310     12488    13213    14628    13803
              13291     12467    13191    14765    14160
              13560     12716    13455    14907    14196
              13967     13095    13856    15126    14617
              14352     13453    14234    15516    15017
              14287     13389    14166    15575    14847
              13771     12902    13651    14887    13948
              14149     13252    14022    15202    14430
              14980     14027    14842    16056    15380
              15205     14234    15061    16499    15471
              16147     15112    15990    17745    16451
12/96         15821     14804    15664    17394    16071
              16905     15813    16732    18480    17022
              17011     15909    16833    18625    16753
              16370     15305    16195    17861    15881
              17157     16038    16970    18926    16700
              17722     16561    17524    20083    17897
              18306     17103    18097    20976    18644
              19674     18376    19444    22645    20378
              18632     17398    18409    21377    19391
              19074     17807    18842    22547    20414
              18080     16875    17856    21795    19672
              18933     17666    18693    22803    20135
12/97         19118     17834    18871    23195    20378
              19519     18204    19262    23451    20733
              20782     19377    20504    25141    22355
              21292     19848    21002    26428    23350
              21594     20124    21294    26698    23732
              21146     19702    20847    26240    23130
              22338     20807    22017    27305    24455
              22300     20766    21974    27017    24228
              19283     17953    18996    23113    20335
              20625     19197    20313    24595    21693
              21979     20453    21641    26593    23165
              23818     22158    23446    28204    24684
12/98         25064     23311    24666    29828    27083
              26560     24696    26132    31075    28760
              25686     23878    25266    30109    27600
              27298     25371    26845    31314    29095
              27353     25415    26892    32526    29179
              26495     24612    26042    31759    28308
              28165     26156    27677    33517    30333
              27681     25701    27195    32475    29447
              27510     25536    27020    32314    29410
              27100     25149    26610    31429    29133
              28789     26709    28262    33417    31176
              29460     27325    28913    34096    32802
12/99         31037     28781    30453    36102    36575
              30687     28449    30102    34288    35208
              30464     28236    29876    33640    37606
              32522     30135    31887    36929    39610
              31458     29142    30836    35818    37390
              31697     29356    31062    35084    35317
              32642     30224    31980    35948    37876
              31928     29555    31272    35386    37100
              34453     31884    33737    37583    40263
              32531     30098    31847    35599    37548
              32913     30444    32213    35448    35605
              30755     28441    30093    32656    30992
12/00         30426     28130    29764    32816    30993
              31374     28998    30683    33979    31828
              29397     27165    28744    30883    27152
              27592     25490    26971    28928    24525
              28835     26632    28180    31174    27082
              28713     26513    28053    31383    26833
              27453     25343    26816    30620    25974
              27551     25427    26904    30318    25048
              26196     24170    25575    28422    23018
              24906     22975    24310    26127    20763
              25151     23194    24542    26625    21586
              27114     24998    26451    28667    23572
12/01         26785     24689    26124    28919    23676
              25509     23507    24873    28497    23127
              24719     22773    24097    27947    22077
              25292     23295    24649    28998    22971
              23660     21787    23053    27241    21396
              23318     21466    22714    27041    20910
              21667     19942    21101    25116    19169
              20149     18540    19618    23158    17741
              20394     18760    19851    23310    17815
              18518     17030    18020    20779    16236
              20266     18633    19717    22606    17485
              21154     19445    20575    23935    18221
12/02         20858     19190    20306    22530    16941
              20033     18413    19483    21941    16601
              20117     18471    19545    21611    16432
              20491     18825    19919    21820    16749
              21740     19972    21134    23617    17943
              22566     20731    21936    24860    18826
              22693     20828    22039    25177    18984
              23370     21450    22697    25622    19530
8/03          24153     22150    23438    26120    19991

PERFORMANCE INFORMATION(+)            AVERAGE ANNUAL TOTAL RETURNS

AS OF 8/31/2003                     1 YEAR    5 YEAR   10 YEAR
================================================================================
INVESTOR A SHARES*                  11.58%     3.12%    8.28%
   (EXCLUSIVE OF SALES LOAD)        18.07%     4.29%    8.89%
INVESTOR B SHARES**                 13.59%     3.66%    8.41%
   (EXCLUSIVE OF CDSC)              17.59%     3.83%    8.41%
INSTITUTIONAL SHARES                18.43%     4.61%    9.22%

* Reflects the maximum sales load of 5.50%.
**Reflects maximum contingent deferred sales charge.


TOP 10 EQUITY HOLDINGS(2)-------------------------
AS OF 8/31/2003           (as a % of total assets)
  Lowe's Companies, Inc.                      3.7%
  Invitrogen Corp.                            3.7%
  Intel Corp.                                 3.6%
  Cisco Systems, Inc.                         3.5%
  Qualcomm, Inc.                              3.3%
  Dell Computer Corp.                         3.0%
  General Electric Co.                        3.0%
  Microsoft Corp.                             3.0%
  Amgen, Inc.                                 3.0%
  Network Appliance, Inc.                     2.8%

EQUITY INDUSTRY DIVERSIFICATION(2)----------------
AS OF 8/31/2003           (as a % of total assets)
  Information Technology                     35.9%
  Health Care                                30.0%
  Financial Services                          9.2%
  Consumer Discretionary                      8.7%
  Consumer Staples                            7.8%
  Industrials                                 5.3%
  Energy                                      2.1%
  Telecommunication Services                  0.9%

--------------------------------------------------------------------------------
The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and assumes the reinvestment of dividends and capital gains in the Fund. The chart and table above do not reflect the deduction of taxes that a shareholder would pay on the Fund,s distributions or redemptions of Fund Shares.

(+)The LEADER Growth Equity Fund commenced operations on December 9, 2002, through a transfer of assets from certain collective trust fund ("commingled") accounts managed by Union Planters Investment Advisors, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the commingled accounts for periods prior to the commencement of operations, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.

The performance of the LEADER Growth Equity Fund is measured against the S&P 500 Index, an unmanaged index which is generally representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees or taxes for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER GROWTH & INCOME FUND
================================================================================

                    PORTFOLIO MANAGER: Walter A. Hellwig, Senior Vice President,
                                              Union Planters Investment Advisors

  OBJECTIVE AND STRATEGY -------------------------------------------------------

  The LEADER Growth & Income Fund seeks long-term growth of capital, current income and growth of income. The Fund intends to hold a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility.

  Q&A --------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

  For the 12-month period ended August 31, 2003, the Fund's Investor A Shares (exclusive of sales load) posted a total return of 8.28%. The Fund's peer group, the Lipper Large-Cap Core Funds Average(1), posted a total return of 9.72%, and the Fund's benchmark, the S&P 500 Index, posted a total return of 12.06%.

HOW DID THE FUND'S PERFORMANCE COMPARE TO THE MARKET AVERAGES?

  The Fund's underperformance primarily was due to our defensive investment strategy. Throughout much of the fiscal year we focused on defensive stocks and maintaining a higher-than-normal cash allocation. Although this conservative strategy worked relatively well early in the fiscal year, it hindered performance during the first and second calendar quarters of 2003, when the market favored smaller-capitalization stocks and stocks with more aggressive risk profiles.

DID THIS CAUSE YOU TO ALTER YOUR STRATEGY?

  As always, we strived to maintain a diversified portfolio of high-quality stocks with predictable earnings streams and a history of earnings growth. As a renewed sense of optimism captivated the market, we started scaling back our exposure to preferred stocks and reducing our cash weighting. By the end of the fiscal year we moved some portfolio assets into economically sensitive market sectors that we believe could benefit from an improving economy. In particular, we focused on stocks in the technology and health care industries.(2)

HOW WAS THE FUND INVESTED?

  We look for investments on a stock-by-stock basis, searching for growth at a reasonable price. This practice resulted in a diversified portfolio that offered exposure to stocks of different styles.

  As of August 31, 2003, the Fund was invested in 76 companies representing 24 industries. The Fund's 10 largest equity holdings represented approximately 26.9% of the portfolio.(2)


(1)See Glossary of Terms for additional information.
(2)The Fund's composition is subject to change.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

                                                     LEADER GROWTH & INCOME FUND
================================================================================

GROWTH OF A $10,000 INVESTMENT(+)-----------------------------------------------

                  [GROWTH OF A $10,000 INVESTMENT LINE CHART]

8/31/94     10000      9448    10000    10000    10000
             9792      9249     9790     9756     9780
             9954      9400     9948     9975     9936
             9577      9042     9570     9612     9571
12/94        9601      9062     9591     9754     9679
             9779      9227     9766    10007     9820
            10117      9545    10102    10396    10188
            10278      9694    10260    10703    10464
            10497      9898    10476    11018    10718
            10886     10262    10861    11457    11069
            11126     10486    11099    11723    11395
            11468     10806    11437    12112    11826
            11436     10772    11401    12142    11871
            11882     11190    11843    12654    12276
            12094     11387    12052    12609    12181
            12486     11753    12440    13162    12666
12/95       12606     11863    12556    13415    12813
            12902     12138    12847    13871    13181
            13041     12266    12983    14000    13392
            13095     12314    13033    14135    13512
            13317     12520    13251    14343    13752
            13713     12889    13641    14712    14060
            13765     12934    13690    14769    14028
            13384     12573    13308    14116    13386
            13583     12757    13502    14415    13746
            14384     13506    14295    15225    14492
            14683     13783    14588    15645    14753
            15654     14691    15549    16826    15748
12/96       15364     14415    15257    16493    15490
            16545     15519    16425    17523    16321
            16528     15500    16405    17661    16310
            15943     14947    15820    16936    15637
            16898     15838    16763    17946    16397
            17912     16785    17765    19044    17422
            18312     17156    18157    19890    18135
            19834     18577    19661    21473    19590
            18962     17755    18792    20271    18715
            19808     18543    19626    21380    19677
            18899     17687    18720    20667    18990
            19619     18357    19429    21623    19589
12/97       19814     18535    19617    21994    19912
            20331     19013    20124    22237    20071
            21723     20311    21497    23840    21503
            22275     20822    22038    25060    22470
            22820     21325    22571    25316    22710
            22425     20951    22174    24882    22219
            23452     21906    23185    25892    22981
            23364     21818    23092    25618    22613
            20637     19266    20391    21917    19242
            22225     20743    21954    23322    20406
            23371     21807    23080    25216    21902
            24473     22830    24163    26744    23201
12/98       25848     24106    25514    28284    24722
            27032     25205    26677    29466    25614
            25911     24154    25564    28550    24778
            26911     25080    26544    29692    25718
            27292     25428    26913    30842    26579
            26567     24746    26191    30115    25988
            27734     25827    27335    31781    27462
            27261     25380    26863    30793    26686
            27598     25687    27187    30641    26409
            26965     25092    26558    29802    25798
            28560     26569    28121    31687    27270
            29370     27317    28912    32331    27984
12/99       30547     28404    30062    34233    29920
            29455     27381    28980    32513    28686
            29124     27067    28648    31898    28854
            31553     29318    31030    35017    31190
            30937     28738    30416    33964    30161
            30606     28423    30083    33267    29353
            31175     28945    30635    34087    30290
            30502     28313    29966    33554    29817
            32235     29914    31661    35637    31886
            30160     27981    29615    33756    30179
            30142     27958    29591    33613    29812
            27711     25695    27195    30965    27300
12/00       27615     25602    27097    31117    27653
            28445     26363    27903    32220    28319
            26287     24354    25776    29284    25744
            24980     23138    24489    27430    24020
            26378     24415    25841    29560    25938
            26502     24531    25963    29758    26032
            25589     23674    25057    29034    25287
            25609     23683    25066    28748    24869
            24506     22661    23985    26951    23319
            23162     21419    22670    24774    21366
            23431     21659    22924    25247    21900
            24931     23039    24384    27183    23533
12/01       24555     22682    24007    27421    23741
            24198     22343    23648    27022    23284
            23706     21897    23176    26500    22755
            24567     22681    24006    27497    23600
            23089     21314    22559    25831    22251
            22838     21082    22313    25641    22037
            21469     19821    20978    23815    20374
            20211     18658    19748    21959    18850
            20492     18909    20013    22103    18944
            18550     17111    18111    19703    17015
            19666     18142    19202    21436    18344
            20452     18868    19970    22696    19237
12/02       19681     18151    19211    21363    18125
            19184     17683    18716    20805    17654
            19116     17621    18650    20492    17377
            19228     17723    18758    20691    17543
            20469     18858    19959    22394    18867
            21290     19615    20760    23573    19805
            21630     19915    21078    23874    19988
            21934     20195    21374    24295    20361
8/03        22247     20475    21670    24768    20743

PERFORMANCE INFORMATION(+)                       AVERAGE ANNUAL TOTAL RETURNS

AS OF 8/31/2003                  1 YEAR      5 YEAR    SINCE INCEPTION (9/1/94)
================================================================================
INVESTOR A SHARES*                2.33%      0.08%         8.29%
   (EXCLUSIVE OF SALES LOAD)      8.28%      1.22%         8.97%
INVESTOR B SHARES**               3.57%      0.53%         8.45%
   (EXCLUSIVE OF CDSC)            7.57%      0.72%         8.45%
INSTITUTIONAL SHARES              8.57%      1.51%         9.29%

* Reflects the maximum sales load of 5.50%.
**Reflects maximum contingent deferred sales charge.


TOP 10 EQUITY HOLDINGS(2)-----------------------
AS OF 8/31/2003
                        (as a % of total assets)
  Pfizer, Inc.                              3.7%
  Amgen, Inc.                               3.6%
  Exxon Mobil Corp.                         3.6%
  Anheuser-Busch Companies                  2.6%
  General Electric Co.                      2.5%
  Microsoft Corp.                           2.3%
  Lowe's Companies, Inc.                    2.2%
  Fannie Mae                                2.2%
  Bank of America Corp.                     2.2%
  Johnson & Johnson                         2.0%

EQUITY INDUSTRY DIVERSIFICATION(2)--------------
AS OF 8/31/2003
                        (as a % of total assets)
  Health Care                              19.5%
  Financial Services                       17.6%
  Information Technology                   14.4%
  Consumer Staples                         13.0%
  Energy                                   10.0%
  Consumer Discretionary                    8.9%
  Industrials                               8.3%
  Materials                                 5.5%
  Telecommunication Services                1.6%
  Utilities                                 1.1%

--------------------------------------------------------------------------------
The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and assumes the reinvestment of dividends and capital gains in the Fund. The chart and table above do not reflect the deduction of taxes that a shareholder would pay on the Funds distributions or redemptions of Fund Shares.

(+)The Investor A Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until October 26, 2000. The performance shown for the Investor A Share Class prior to October 26, 2000 reflects the historical performance of the Institutional Share Class, and has been adjusted for the maximum sales charge applicable to the Investor A Share Class as well as Investor A Share Class 12b-1 fees. The Investor B Share Class was not in existence prior to October 23, 2002. Performance for periods prior to that are based on the Institutional Share Class, and has been adjusted for the maximum CDSC applicable to the Investor B Share Class as well as Investor B Share Class 12b-1 fees.

The performance of the LEADER Growth & Income Fund is measured against the S&P 500 Index, an unmanaged index which is generally representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees or taxes for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER BALANCED FUND
================================================================================

                          PORTFOLIO MANAGERS: Paul B. Anderson, President & CIO,
                           Union Planters Investment Advisors
                           Walter A. Hellwig, Senior Vice President, Union Planters Investment Advisors

  OBJECTIVE AND STRATEGY -------------------------------------------------------

The LEADER Balanced Fund seeks to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Balanced Fund invests in a combination of equity securities, and fixed income securities. Under normal market conditions the Fund will invest at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities.

  Q&A --------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

  For the 12-month period ended August 31, 2003, the Fund's Investor A Shares (exclusive of sales load) posted a total return of 6.50%. The Fund's peer group, the Lipper Balanced Funds Average(1), posted a total return of 9.02%. The Fund's benchmarks, the S&P 500 Index and the Lehman Brothers Government/Credit Bond Index, posted total returns of 12.06% and 5.46%, respectively.

  The primary reason for the Fund's relative underperformance was the Fund's asset allocation during the second half of the fiscal year. In the first half of the period we had slightly tilted the Fund to favor bonds. This posture helped the Fund's overall performance, because the bond market significantly outperformed the stock market during this timeframe. But during the first calendar quarter of 2003 the stock market began to rebound, and bond performance took a backseat to stock returns throughout the rest of the fiscal year. Compared to the benchmarks, the Fund was underweighted stocks during this period.

WHAT WERE YOUR KEY STRATEGIES?

  In the first half of the fiscal year, as the stock market continued to struggle, we structured the Fund to favor fixed income securities, with an asset allocation of 53.0% bonds, 46.0% stocks and 1.0% cash as of February 28, 2003. We favored longer-maturity agency securities and high-quality bonds with good call protection, which helped generate a solid total return. (Call protection refers to the restriction on the bond issuer from repaying the bond before its maturity date.) Our primary strategy within the Fund's stock portfolio was to maintain a mix of high-quality stocks with a record of predictable earnings streams. We focused on companies offering strong capitalization, high-quality management and a superior outlook relative to their competitors.(2)

  Our strategy during the second half of the fiscal year was to increase the Fund's allocation to stocks, given the improving stock market climate. We took steps not only to increase the Fund's overall exposure to stocks, but also to increase the stock portfolio's weighting in more aggressive sectors and stocks. An improving economic climate led to investor optimism regarding stocks, and this optimism translated to strong returns for stocks that had suffered the greatest during the bear market. Within the Fund's bond portfolio we took steps to shorten duration (sensitivity to interest rate changes), due to an improving economy and the growing likelihood that a better economy would lead to higher interest rates down the road. We also started shifting some fixed income assets into the corporate and mortgage sectors, where we found better yield and total return potential. By the end of the fiscal year, the asset allocation of the Fund (as a percentage of total investments) was 65.1% stocks, 26.0% bonds and 8.9% cash.(2)

HOW WAS THE FUND INVESTED?

  As of August 31, 2003, the Fund's bond portfolio were diversified among government agency securities, 9.3%; mortgage-backed securities, 11.9% and asset-backed securities, 4.8%. In terms of quality, 81.5% of the portfolio was rated Aaa and 18.5% was rated Bbb (as rated by Moody's Bond Rating).(2)

  The Fund's stock portfolio was invested in 68 companies representing 21 industries. The Fund's 10 largest equity holdings represented approximately 19.2% of the portfolio.(2)


(1)See Glossary of Terms for additional information.
(2)The Fund's composition is subject to change.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

                                                            LEADER BALANCED FUND
================================================================================

GROWTH OF A $10,000 INVESTMENT(+)-----------------------------------------------

                  [GROWTH OF A $10,000 INVESTMENT LINE CHART]

1/2/01         10000   9452  10000  10000    10000  10000
               10060   9506  10058  10355    10168  10221
                9830   9287   9826   9411    10273   9787
                9643   9110   9639   8815    10320   9448
                9764   9215   9749   9500    10242   9851
                9824   9272   9810   9563    10301   9919
                9634   9097   9624   9331    10351   9781
                9817   9259   9797   9239    10609   9774
                9665   9116   9645   8661    10745   9484
                9554   9006   9529   7962    10844   8988
                9717   9160   9692   8114    11119   9176
                9850   9276   9814   8736    10936   9534
12/01           9743   9178   9711   8812    10850   9594
                9702   9130   9659   8684    10930   9499
                9743   9169   9701   8516    11023   9409
                9702   9134   9664   8837    10799   9606
                9547   8978   9499   8301    11008   9391
                9547   8978   9499   8240    11110   9357
                9367   8811   9322   7653    11204   8950
                9252   8703   9208   7057    11339   8519
                9460   8889   9405   7103    11594   8597
                9178   8627   9127   6332    11843   8101
                9366   8804   9315   6889    11730   8410
                9419   8844   9357   7294    11737   8712
12/02           9482   8907   9424   6866    12048   8482
                9356   8788   9297   6686    12047   8357
                9440   8857   9371   6586    12262   8305
                9428   8850   9364   6649    12246   8337
                9778   9180   9712   7197    12377   8766
               10139   9509  10060   7576    12729   9148
               10176   9547  10101   7672    12678   9216
                9952   9327   9868   7808    12146   9226
8/31/03        10101   9467  10016   7960    12226   9377

PERFORMANCE INFORMATION(+)                 AVERAGE ANNUAL TOTAL RETURNS

AS OF 8/31/2003                      1 YEAR       SINCE INCEPTION (1/3/01)
================================================================================
INVESTOR A SHARES*                    0.62%             -2.04%
   (EXCLUSIVE OF SALES LOAD)          6.50%              0.06%
INVESTOR B SHARES**                   1.69%             -1.55%
   (EXCLUSIVE OF CDSC)                5.69%             -0.47%
INSTITUTIONAL SHARES                  6.78%              0.38%

* Reflects the maximum sales load of 5.50%.
**Reflects maximum contingent deferred sales charge.

TOP 10 EQUITY HOLDINGS(2) ----------------------
AS OF 8/31/2003
                        (as a % of total assets)
  Applied Materials, Inc.                   2.7%
  Lowe's Companies, Inc.                    2.3%
  Intel Corp.                               2.1%
  Bank of America Corp.                     2.0%
  South Trust Corp.                         1.9%
  Sunoco, Inc.                              1.7%
  United Technologies Corp.                 1.7%
  Anheuser-Busch Companies                  1.6%
  Cisco Systems, Inc.                       1.6%
  Bristol Myers Squibb Co.                  1.6%

ASSET ALLOCATION(2) ----------------------------
AS OF 8/31/2003
                   (as a % of total investments)
  Bonds                                    26.0%
  Common Stocks                            65.1%
  Cash Equivalents                          8.9%

--------------------------------------------------------------------------------
The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and assumes the reinvestment of dividends and capital gains in the Fund. The chart and table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemptions of Fund Shares.

(+)The performance shown for the Investor A Share Class prior to its inception on February 20, 2001 reflects the historical performance of the Institutional Shares Class, and has been adjusted for the maximum sales charge applicable to the Investor A Share Class as well as Investor A Share class 12b-1 fees. The Investor B Share Class was not in existence prior to October 28, 2002. Performance for periods prior to that are based on the Institutional Share Class, and has been adjusted for the maximum CDSC applicable to the Investor B Share Class as well as Investor B Share Class 12b-1 fees.

The performance of the LEADER Balanced Fund is measured against the S&P 500 Index, an unmanaged index which is generally representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole; and the Lehman Brothers Government/Credit Bond Index, an unmanaged broad-based index representative of the total return of long-term government and corporate bonds. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees or taxes for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER TAX-EXEMPT BOND FUND(+)
================================================================================

                   PORTFOLIO MANAGERS: Dennis J. Whittaker, CFA, Vice President,
                                              Union Planters Investment Advisors
                                       Chad A. Stafko, Assistant Vice President,
                                              Union Planters Investment Advisors

  OBJECTIVE AND STRATEGY -------------------------------------------------------

The LEADER Tax-Exempt Bond Fund seeks to produce current income that is exempt from federal income tax consistent with preservation of capital. The Fund normally invests at least 80% of its assets in obligations producing income exempt from federal income taxation. These may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. The Fund may invest up to 20% of its assets in U.S. government securities, money market instruments or "private activity" bonds.

  Q&A --------------------------------------------------------------------------

HOW DID THE FUND PERFORM FOR THE YEAR?

  For the 12-month period ended August 31, 2003, the Fund's Investor A Shares (exclusive of sales load) posted a total return of 2.14%. The Fund's peer group, the Lipper Intermediate Municipal Debt Funds Average(1), posted a total return of 2.48%. The Fund's benchmark, the Lehman Brothers 5-Year Municipal Bond Index, posted a total return of 3.70%. The Fund's 30-day SEC yield as of August 31, 2003, was 1.84% for Investor A Shares (exclusive of sales load), equivalent to a taxable yield of 2.83% for investors in the 35% income tax bracket.

TO WHAT DO YOU ATTRIBUTE THE DIFFERENCES IN PERFORMANCE?

  The Fund's underperformance relative to its benchmark in part was due to the Fund's focus on higher-quality securities. The index and the peer group have exposure to BBB-rated securities, which performed well for the 12-month period but were not represented in the Fund. We generally invest in bonds rated A or better, focusing on those that are insured or AAA-rated. We avoid the BBB area because of the liquidity problems that could quickly arise among bonds in this quality category.(2)

  In addition, our maturity strategy hindered the Fund's relative performance. The Fund had significant exposure to bonds in the seven- to 12-year maturity range, which was among the weakest maturity areas. In the final three months of the fiscal year we moved some Fund assets into the three- to seven-year range of the yield curve, where we found better performance. Nevertheless, given the underperformance among bonds in the seven- to 12-year range, we expect some securities in this maturity area to offer attractive opportunities during the next 12 months.(2)

WHAT OTHER STRATEGIES HAVE YOU IMPLEMENTED?

  We continued the restructuring efforts we began during the last fiscal year. Our goal is to enhance diversification among states and sectors. We also continued to look for opportunities to take advantage of A-rated education bonds, where pricing trends have remained strong and demand has been solid. Furthermore, as overall credit trends improve in the municipal market, we will look for opportunities to exploit A-rated bonds from other sectors as well.(2)

HOW WERE THE FUND'S ASSETS INVESTED?

  As of August 31, 2003, 62.9% of the Fund's total investments were invested in revenue bonds, and 37.1% were invested in general obligation (GO) bonds. Furthermore, 52.4% of the Fund was rated Aaa; 34.6% was rated Aa; 8.2% was rated A and 4.8% of the Fund's holdings were pre-refunded (as rated by Moody's Bond Rating). The Fund ended the fiscal year with an average maturity of 5.15 years.(2)

(+)A portion of the Fund's income may be subject to the federal alternative minimum tax and/or certain state and local taxes.

(1)See Glossary of Terms for additional information.
(2)The Fund's composition is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

                                                    LEADER TAX-EXEMPT BOND FUND+
================================================================================

GROWTH OF A $10,000 INVESTMENT(++)----------------------------------------------

                  [GROWTH OF A $10,000 INVESTMENT LINE CHART]

7/24/00       10000      9524    10000   10000   10000
              9989       9513     9989   10105   10100
              10116      9631    10112   10108   10121
              10062      9577    10056   10091   10090
              10148      9657    10140   10161   10167
              10214      9718    10204   10205   10215
12/00         10439      9929    10425   10369   10432
              10572     10062    10565   10548   10547
              10577     10055    10558   10576   10577
              10668     10151    10659   10663   10659
              10562     10047    10550   10603   10552
              10664     10141    10649   10713   10657
              10722     10195    10704   10767   10724
              10854     10308    10823   10883   10853
              11018     10463    10986   11030   11015
              11014     10457    10979   11063   10999
              11128     10563    11091   11154   11104
              11007     10445    10967   11066   10987
12/01         10879     10331    10848   11012   10905
              11059     10499    11024   11189   11063
              11192     10613    11143   11316   11190
              10948     10389    10909   11075   10985
              11183     10599    11129   11330   11200
              11243     10653    11186   11406   11262
              11358     10770    11308   11531   11380
              11495     10887    11432   11655   11517
              11601     10995    11544   11767   11631
              11806     11176    11734   11931   11849
              11644     11031    11583   11809   11657
              11593     10969    11517   11797   11602
12/02         11802     11164    11722   12032   11851
              11774     11134    11691   12052   11796
              11911     11262    11825   12184   11966
              11900     11249    11811   12167   11958
              11953     11310    11876   12224   12034
              12167     11498    12073   12419   12279
              12128     11459    12032   12387   12223
              11826     11182    11741   12117   11839
8/31/03       11880     11230    11791   12202   11929

PERFORMANCE INFORMATION(++)               AVERAGE ANNUAL TOTAL RETURNS
AS OF 8/31/2003                     1 YEAR     SINCE INCEPTION (7/24/00)
================================================================================
INVESTOR A SHARES*                   -2.71%             3.81%
   (EXCLUSIVE OF SALES LOAD)          2.14%             5.45%
INVESTOR B SHARES**                  -2.95%             3.82%
   (EXCLUSIVE OF CDSC)                1.00%             4.70%
INSTITUTIONAL SHARES                  2.41%             5.71%

* Reflects the maximum sales load of 4.75%.
**Reflects maximum contingent deferred sales charge.


ASSET ALLOCATION(2) ---------------------------------
AS OF 8/31/2003
                        (as a % of total investments)
  Municipal Bonds                               98.3%
  Short Term Investments                         1.7%

MATURITY BREAKDOWN(2) -------------------------------
AS OF 8/31/2003
                        (as a % of total investments)
  0-1 Years                                      9.9%
  1-5 Years                                     32.4%
  6-10 Years                                    41.5%
  11-20 Years                                   16.2%

--------------------------------------------------------------------------------
The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and assumes the reinvestment of dividends and capital gains in the Fund. The chart and table above do not reflect the deduction of taxes that a shareholder would pay on the Funds distributions or redemptions of Fund Shares.

(++)The Investor A Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until December 26, 2000. The performance shown for the Investor A Share Class prior to December 26, 2000 reflects the historical performance of the Institutional Share Class, and has been adjusted for the maximum sales charge applicable to the Investor A Share Class as well as Investor A Share Class 12b-1 fees. The Investor B Share Class was not in existence prior to December 4, 2002. Performance for periods prior to that are based on the Institutional Share Class, and has been adjusted for the maximum CDSC applicable to the Investor B Share Class as well as Investor B Share Class 12b-1 fees.

The performance of the LEADER Tax-Exempt Bond Fund is measured against the Lehman Brothers 5-Year Municipal Bond Index, an unmanaged index that generally tracks bonds with a maturity range of four to six years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees or taxes for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER INTERMEDIATE BOND FUND
================================================================================

                           PORTFOLIO MANAGER: Paul B. Anderson, President & CIO,
                                              Union Planters Investment Advisors

  OBJECTIVE AND STRATEGY -------------------------------------------------------

The LEADER Intermediate Bond Fund seeks to produce current income consistent with preservation of capital. By limiting the maturity of its portfolio securities, the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions.

  Q&A --------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

  For the 12-month period ended August 31, 2003, the Fund's Investor A Shares (exclusive of sales load) posted a total return of 2.75%. The Fund's peer group, the Lipper Intermediate Investment Grade Debt Funds Average(1), posted a 4.59% total return. The Fund's benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, posted a 5.25% total return. As of August 31, 2003, the 30-day SEC yield on the Fund's Investor A Shares (exclusive of sales load) was 2.26%.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR, AND HOW DID THEY AFFECT PERFORMANCE?

  We spent much of the fiscal year transitioning the Fund from a government portfolio to a portfolio more reflective of the broad-based bond market. This involved shifting some portfolio assets out of agency and mortgage-backed securities and into corporate bonds. But we were unable to do this on a widespread basis until January 2003. Prior to the Fund's name and policy changes on January 1, 2003, we were permitted to invest no more than 20% of the Fund's assets in non-government or non-government-agency securities. Therefore, we were unable to fully participate in the rally among corporate bonds, because we were unable to take full advantage of the attractive valuations present in the corporate bond market during the fall of 2002.

  This factor was the main contributor to the Fund's underperformance versus its benchmarks.

  We maintained an over-weighted position in the mortgage sector, which proved to be a drag on the portfolio's one-year return. The low interest rate environment led to a barrage of mortgage prepayments, which caused the mortgage sector to lag other areas of the bond market. The Fund's emphasis on agency securities over Treasury securities, made a positive contribution to Fund performance.(2)

HOW WAS THE FUND INVESTED?

  As of August 31, 2003, 22.3% of the portfolio's total investments were invested in government agency securities; 54.8% were invested in corporate bonds; 21.4% were invested in mortgage-backed bonds and 1.5% were invested in cash. In terms of quality, 43.5% of the Fund's assets was invested in bonds rated Aaa; 10.4% was invested in Aa-rated bonds; 28.5% was invested in A-rated securities; 14.8% was invested in Baa-rated securities; and 2.8% was invested in Ba-rated bonds (as rated by Moody's Bond Rating).(2)


(1)See Glossary of Terms for additional information.
(2)The Fund's composition is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

                                                   LEADER INTERMEDIATE BOND FUND
================================================================================

GROWTH OF A $10,000 INVESTMENT(+)-----------------------------------------------

                  [GROWTH OF A $10,000 INVESTMENT LINE CHART]

8/31/94       10000      9527    10000    10000    10000    10000
               9842      9374     9839     9908     9878     9917
               9792      9325     9787     9907     9861     9919
               9748      9280     9741     9862     9835     9875
12/94          9773      9302     9764     9897     9889     9907
               9937      9455     9924    10063    10051    10069
              10151      9657    10136    10272    10274    10263
              10218      9719    10201    10331    10345    10319
              10354      9845    10333    10458    10488    10439
              10697     10169    10673    10775    10880    10733
              10749     10215    10722    10847    10949    10802
              10717     10183    10688    10848    10921    10807
              10830     10287    10798    10947    11046    10896
              10909     10360    10874    11026    11151    10969
              11023     10465    10984    11149    11296    11089
              11154     10588    11113    11296    11461    11224
12/95         11235     10661    11190    11414    11616    11335
              11298     10719    11251    11513    11689    11431
              11170     10595    11120    11377    11482    11310
              11122     10546    11069    11319    11404    11258
              11073     10498    11018    11279    11336    11226
              11058     10481    11001    11270    11319    11220
              11185     10598    11124    11390    11449    11334
              11206     10616    11142    11424    11477    11369
              11208     10614    11141    11433    11468    11382
              11364     10760    11293    11592    11663    11529
              11559     10941    11484    11797    11906    11718
              11699     11071    11620    11953    12112    11859
12/96         11620     10994    11539    11876    12006    11796
              11651     11021    11567    11922    12040    11841
              11669     11035    11583    11945    12070    11860
              11603     10970    11514    11863    11940    11793
              11734     11091    11641    12002    12097    11926
              11812     11162    11716    12102    12208    12019
              11933     11273    11832    12212    12351    12121
              12185     11509    12080    12460    12680    12345
              12100     11425    11992    12398    12565    12298
              12248     11562    12135    12542    12749    12431
              12398     11701    12281    12681    12902    12576
              12421     11719    12301    12709    12942    12604
12/97         12534     11823    12409    12811    13063    12707
              12685     11963    12557    12978    13234    12872
              12675     11950    12543    12968    13219    12859
              12719     11989    12583    13010    13267    12899
              12770     12034    12631    13075    13326    12960
              12873     12128    12729    13171    13451    13049
              12974     12220    12826    13255    13550    13137
              12997     12239    12846    13302    13576    13188
              13232     12457    13075    13511    13739    13437
              13619     12818    13454    13851    14050    13751
              13457     12662    13290    13837    13941    13773
              13466     12668    13297    13836    14020    13731
12/98         13560     12753    13386    13891    14074    13785
              13623     12809    13444    13968    14166    13846
              13296     12498    13118    13762    13899    13656
              13392     12586    13210    13865    13997    13747
              13392     12582    13206    13908    14043    13784
              13214     12412    13028    13801    13894    13700
              13108     12309    12920    13810    13835    13719
              13034     12237    12844    13798    13785    13721
              12972     12176    12779    13809    13764    13741
              13145     12335    12947    13937    13909    13858
              13148     12335    12946    13973    13929    13886
              13116     12302    12912    13991    13937    13896
12/99         12998     12188    12793    13945    13877    13852
              12913     12105    12706    13894    13823    13805
              13034     12216    12822    14008    13966    13920
              13216     12383    12998    14155    14137    14079
              13129     12299    12909    14123    14044    14073
              13088     12257    12865    14145    14012    14110
              13407     12552    13175    14394    14303    14335
              13502     12638    13265    14504    14413    14430
              13731     12850    13487    14675    14600    14592
              13846     12954    13596    14808    14700    14719
              13940     13038    13685    14876    14749    14820
              14194     13274    13932    15078    14971    15037
12/00         14534     13599    14273    15356    15265    15303
              14770     13805    14490    15608    15523    15506
              14944     13999    14693    15755    15665    15649
              15041     14086    14785    15876    15739    15762
              14935     13995    14689    15834    15651    15712
              15005     14048    14745    15923    15743    15777
              15038     14088    14787    15983    15794    15828
              15374     14388    15101    16315    16149    16123
              15541     14542    15263    16478    16320    16266
              15803     14796    15530    16718    16463    16614
              16093     15052    15799    16996    16767    16873
              15858     14840    15576    16825    16549    16671
12/01         15697     14674    15402    16732    16436    16591
              15819     14796    15530    16819    16543    16662
              15961     14926    15666    16953    16678    16800
              15660     14641    15367    16695    16396    16547
              15956     14914    15654    16971    16672    16857
              16140     15083    15831    17140    16808    16974
              16310     15225    15981    17289    16857    17186
              16568     15462    16229    17493    16969    17510
              16811     15687    16465    17754    17261    17710
              17017     15875    16662    18072    17497    18014
              16993     15861    16648    18001    17397    18002
              16949     15816    16600    17985    17437    17860
12/02         17270     16111    16910    18378    17797    18190
              17229     16069    16866    18377    17819    18150
              17424     16248    17053    18636    18073    18354
              17405     16226    17031    18655    18068    18358
              17567     16374    17186    18797    18248    18410
              17932     16709    17538    19175    18603    18699
              17909     16697    17525    19162    18579    18668
              17262     16077    16875    18642    17956    18215
8/31/03       17309     16117    16917    18686    18065    18248

PERFORMANCE INFORMATION(+)                           AVERAGE ANNUAL TOTAL RETURNS
AS OF 8/31/2003                         1 YEAR          5 YEAR        SINCE INCEPTION (9/1/94)
==============================================================================================
INVESTOR A SHARES*                      -2.10%          4.26%            5.45%
   (EXCLUSIVE OF SALES LOAD)             2.75%          5.29%            6.02%
INVESTOR B SHARES**                     -2.13%          4.48%            5.45%
   (EXCLUSIVE OF CDSC)                   1.78%          4.65%            5.45%
INSTITUTIONAL SHARES                     2.96%          5.52%            6.29%



* Reflects the maximum sales load of 4.75%.
**Reflects maximum contingent deferred sales charge.



ASSET ALLOCATION(2)----------------------------------------
AS OF 8/31/2003
                               (as a % of total investments)
Government and Agency Bonds                           43.6%
Corporate Bonds                                       54.8%
Short Term Investments                                 1.6%


MATURITY BREAKDOWN(2)-------------------------------
AS OF 8/31/2003

                        (as a % of total investments)
0-1 Years                                        1.6%
1-5 Years                                       58.4%
6-10 Years                                      34.3%
11-20 Years                                      5.7%

-------------------------------------------------------------------------------
The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and assumes the reinvestment of dividends and capital gains in the Fund. The chart and table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemptions of Fund Shares.

(+)The Investor A Share Class was initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until December 26, 2000. The performance shown for the Investor A Share Class prior to December 26, 2000 reflects the historical performance of the Institutional Share Class, and has been adjusted for the maximum sales charge applicable to the Investor A Share Class as well as Investor A Share Class 12b-1 fees. The Investor B Share Class was not in existence prior to October 23, 2002. Performance for periods prior to that are based on the Institutional Share Class, and has been adjusted for the maximum CDSC applicable to the Investor B Share Class as well as Investor B Share Class 12b-1 fees.

The LEADER Intermediate Bond Fund has changed its standardized benchmark from the Lehman Brothers Intermediate Government Bond Index to the Lehman Brothers Intermediate Government/Credit Bond Index to provide a more appropriate market comparison for the Fund's performance. The Lehman Brothers Intermediate Government/Credit Bond Index generally tracks investment grade corporate debt issues, as well as U.S. government securities with a maturity range of one to 10 years, and the Lehman Brothers Intermediate Government Bond Index which is comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees, or taxes for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER SHORT TERM BOND FUND
===============================================================================

                           Portfolio Manager: Paul B. Anderson, President & CIO,
                                              Union Planters Investment Advisors

  OBJECTIVE AND STRATEGY-------------------------------------------------------

The LEADER Short Term Bond Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests in U.S. corporate and government issues, and mortgage-backed and other asset-backed securities. The Fund invests primarily in investment grade bonds rated BBB or better. The average maturity of the Fund will generally be 3 years or less.

  Q&A--------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

  For the 12-month period ended August 31, 2003, the Fund's Investor A Shares (exclusive of sales load) posted a total return of 6.57%. The Fund's peer-group, the Lipper Short Investment Grade Debt Funds Average(1), posted a total return of 3.01%. The Fund's benchmark, the Lehman Brothers 1-3 Year Government/Credit Index, posted a total return of 3.57% for the period. As of August 31, 2003, the 30-day SEC yield on the Fund's Investor A Shares (exclusive of sales load) was 2.36%.

TO WHAT DO YOU ATTRIBUTE THE FUND'S RELATIVE OUT-PERFORMANCE?

  A key factor in the Fund's relatively strong performance was our willingness to take on modest credit risk at a time when the market as a whole was avoiding risk. We maintained a significant overweight in BBB-rated securities, which performed well during the 12-month period.

  Early in the fiscal year we were able to purchase several corporate bonds that we believed were under-priced relative to their credit risk. An abundance of fear and overreaction stemming from the Enron scandal and other high-profile incidents of corporate malfeasance caused investors to shun many corporate bonds, without regard to their actual fundamentals. As the fiscal year progressed, the economy picked up steam, and many of the fears surrounding corporate bonds subsided. The credit markets improved, and the beaten-down securities we purchased earlier in the year appreciated in value, generating attractive returns for shareholders.

HOW WAS THE FUND INVESTED?

  As of August 31, 2003, 91.6% of the Fund's total investments were invested in corporate bonds, 2.2% were invested in agency securities and 6.2% were invested cash equivalents. In terms of quality, 9.2% of the Fund's assets were invested in bonds rated AAA; 6.5% were invested in AA; 29.8% were invested in A; 52.3% were invested in BBB; and 2.2% were invested in B rated bonds (as rated by Standard & Poors Bond Rating).(2)

(1)See Glossary of Terms for additional information.
(2)The Fund's composition is subject to change.

Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

                                                     LEADER SHORT TERM BOND FUND
===============================================================================


  GROWTH OF A $10,000 INVESTMENT(+)--------------------------------------------

                  [GROWTH OF A $10,000 INVESTMENT LINE CHART]

1/2/01        10000      9524    10000   10000   10000
              10036      9556    10034   10142   10135
              10064      9580    10059   10214   10207
              10135      9655    10138   10297   10281
              10143      9650    10133   10329   10303
              10189      9696    10181   10393   10363
              10195      9699    10184   10433   10402
              10346      9841    10333   10564   10533
              10426      9904    10400   10636   10598
              10555     10035    10536   10794   10710
              10651     10134    10641   10902   10801
              10591     10075    10578   10872   10748
12/01         10482      9969    10467   10878   10736
              10476      9951    10448   10909   10771
              10467      9940    10437   10956   10811
              10408      9891    10386   10885   10747
              10484      9961    10459   11007   10842
              10585     10054    10557   11064   10900
              10473      9935    10432   11153   10929
              10500      9968    10467   11264   10981
              10666     10124    10630   11325   11046
              10724     10166    10674   11423   11119
              10685     10137    10644   11437   11125
              10819     10262    10775   11437   11126
12/02         11053     10481    11006   11561   11234
              11036     10463    10986   11575   11253
              11159     10577    11105   11639   11319
              11195     10608    11139   11664   11333
              11339     10743    11280   11709   11377
              11495     10888    11432   11775   11443
              11529     10918    11464   11801   11460
              11374     10759    11297   11724   11353
8/31/03       11397     10789    11329   11729   11364

PERFORMANCE INFORMATION(+)               AVERAGE ANNUAL TOTAL RETURNS

AS OF 8/31/2003                     1 YEAR      SINCE INCEPTION (1/5/01)
===========================================================================
INVESTOR A SHARES*                   1.47%              2.90%
   (EXCLUSIVE OF SALES LOAD)         6.57%              4.80%
INVESTOR B SHARES**                  1.60%              3.02%
   (EXCLUSIVE OF CDSC)               5.60%              4.09%
INSTITUTIONAL SHARES                 6.86%              5.04%


* Reflects the maximum sales load of 4.75%.
**Reflects maximum contingent deferred sales charge.



ASSET ALLOCATION(2)-----------------------------------------------------------
AS OF 8/31/2003
                                                 (as a % of total investments)
        Corporate Bonds                                                 91.6%
        Government and Agency Bonds                                      2.2%
        Short Term Investments                                           6.2%



MATURITY BREAKDOWN(2)-------------------------------------------
AS OF 8/31/2003
                                    (as a % of total investments)
0-1 Years                                                  10.7%
1-5 Years                                                  89.3%

-------------------------------------------------------------------------------
The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and assumes the reinvestment of dividends and capital gains in the Fund. The chart and table above do not reflect the deduction of taxes that a shareholder would pay on the Funds distributions or redemptions of Fund Shares.

(+)The performance shown for the Investor A Share Class prior to its inception on March 8, 2001 reflects the historical performance of the Institutional Share Class, and has been adjusted for the maximum sales charge applicable to the Investor A Share Class as well as Investor A Share Class 12b-1 fees. The Investor B Share Class was not in existence prior to December 20, 2002. Performance for periods prior to that are based on the Institutional Share Class, and has been adjusted for the maximum CDSC applicable to the Investor B Share Class as well as Investor B Share Class 12b-1 fees.

The performance of the LEADER Short Term Bond Fund is measured against the Lehman Brothers 1-3-Year Government/Credit Index, an unmanaged index that generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury with a maturity range of one to three years. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees for these services, or taxes. Investors cannot invest directly in an index, although they can invest in its underlying securities.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEADER TAX-EXEMPT MONEY MARKET FUND(+)
===============================================================================

                  PORTFOLIO MANAGERS: Dennis J. Whittaker, CFA, Vice President,
                                       Union Planters Investment Advisors
                                       Chad A. Stafko, Assistant Vice President,
                                       Union Planters Investment Advisors

  OBJECTIVE AND STRATEGY-------------------------------------------------------

The LEADER Tax-Exempt Money Market Fund seeks maximum current income exempt from federal income tax consistent with preservation of capital and liquidity. The Fund invests in high quality short-term tax-exempt money market instruments with maturities of 397 days or less.

  Q&A--------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

  The Fund's total return for the 12-month period ended August 31, 2003, was 0.37% for Investor A Shares. The seven-day yield(1) on the Fund's Investor A Shares was 0.10% as of August 31, 2003. For investors in the 35% federal income tax bracket, this tax-exempt yield translates to a taxable-equivalent yield of 0.15%.

  The Fund's yield reflected the historically low short-term interest rate environment during the period. The Fed cut interest rates by 50 basis points (one half a percentage point) in November 2002 and by 25 basis points in June 2003. This action pushed the federal funds rate to 1.00%.

WHAT WERE YOUR KEY STRATEGIES?

  The Fund experienced significant cash inflows and outflows during the fiscal year, which caused us to maintain a relatively short average maturity. This strategy gave us the liquidity we needed to meet investor demands, and it positioned the Fund to take advantage of a potential rising interest rate environment in the coming months. The Fund ended the fiscal year with a weighted average maturity of 30 days.(2)

  We maintained a fairly even weighting between fixed- and variable-rate securities. Yields on fixed-rate securities remain constant for a stated period of time, while yields on variable-rate securities change daily, weekly or monthly according to prevailing interest rates. As of August 31, 2003, 36.6% of the Fund's total investments were invested in fixed-rate securities, 61.4% were invested in variable-rate paper and 2.0% were invested in cash equivalents.(2)

(+)A portion of the Fund's income may be subject to the federal alternative minimum tax and/or to certain state and local taxes.

(1)The 7-day yield is as of 8/31/03. The yield more closely reflects the current earnings of the Fund than does the total return quotation.

(2)The composition of the Fund's holdings is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

                                                        LEADER MONEY MARKET FUND
================================================================================

                  PORTFOLIO MANAGERS: Dennis J. Whittaker, CFA, Vice President,
                                       Union Planters Investment Advisors
                                       Chad A. Stafko, Assistant Vice President,
                                       Union Planters Investment Advisors

  OBJECTIVE AND STRATEGY-------------------------------------------------------

The LEADER Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in high quality, short-term money market instruments with remaining maturities of 397 days or less.

  Q&A--------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

  The Fund's Investor A Shares posted a total return of 0.46% for the 12-month period ended August 31, 2003. The seven-day yield(1) on the Fund's Investor A Shares was 0.20% as of August 31, 2003, down from 0.80% on August 31, 2002.

  The decline in the Fund's yield reflects the continued decline in short-term interest rates. In an attempt to stimulate better economic growth, the Fed cut interest rates by 50 basis points (one half of a percentage point) in November 2002 and by 25 basis points (one quarter of a percentage point) in June 2003, which pushed money market yields lower. In addition, the volatility of cash inflows and outflows, caused by investors moving money into and out of money market funds, created a challenging environment.

WHAT WERE YOUR KEY STRATEGIES?

  Throughout the one-year period we implemented strategies designed to seek attractive yields for shareholders--without taking on excessive risk. In the first half of the fiscal year we extended the Fund's weighted average maturity in an effort to capture slightly higher yields on longer-term paper. We altered that strategy by the second half of the fiscal year, though, when a strengthening economy increased the likelihood of a future rate increase from the Fed. We shortened the Fund's weighted average maturity so we may be able to quickly take advantage of a potential rising-rate environment. We also found opportunities to increase the Fund's yield by investing in variable-rate notes, rather than commercial paper or Treasury securities. Yields on fixed-rate securities remain constant for a stated period of time, while yields on variable-rate securities change daily, weekly or monthly according to prevailing interest rates.(2)

  As of August 31, 2003, 88.6% of the Fund's total investments were invested in fixed-rate securities, and 11.4% were invested in variable-rate securities. The Fund ended the 12-month period with an average maturity of 45 days.(2)


(1)The 7-day yield is as of 8/31/03. The yield more closely reflects the current earnings of the Fund than does the total return quotation.

(2)The composition of the Fund's holdings is subject to change.
   Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

LEADER TREASURY MONEY MARKET FUND
================================================================================

                  PORTFOLIO MANAGERS: Dennis J. Whittaker, CFA, Vice President,
                                       Union Planters Investment Advisors
                                       Chad A. Stafko, Assistant Vice President,
                                       Union Planters Investment Advisors

  OBJECTIVE AND STRATEGY-------------------------------------------------------

The LEADER Treasury Money Market Fund seeks a high level of current income consistent with stability of principal and liquidity. The Fund invests primarily in high quality, short-term money market securities whose interest and principal payments are backed by the full faith of the U.S. government with remaining maturities of 397 days or less.

  Q&A---------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

  The Fund's Investor A Shares posted a total return of 0.34% for the 12-month period ended August 31, 2003. The seven-day yield(1) on the Fund's Investor A Shares was 0.15% as of August 31, 2003.

  The Fund's yield declined along with the general decline in short-term interest rates. In an attempt to stimulate better economic growth, the Fed cut interest rates by 50 basis points (one half of a percentage point) in November 2002 and by 25 basis points (one quarter of a percentage point) in June 2003, pushing the federal funds rate to 1.00%.

WHAT WERE YOUR KEY STRATEGIES?

  A key effort during the fiscal year was to implement strategies designed to capture relatively higher yields in this challenging rate environment. We kept the Fund's allocation to agency securities near its allowed maximum, because agencies offered slightly higher yields than Treasuries. We also slightly extended the Fund's weighted average maturity by moving into longer-dated paper, thus capturing slightly higher yields for our shareholders. At the same time, we kept the Fund's average maturity relatively short, as signs of a stronger economy by fiscal-year-end increased the likelihood that interest rates may soon be on the upswing. Maintaining a shorter average maturity will allow us to quickly take advantage of rising interest rates.(2)

  As of August 31, 2003, the Fund's average weighted maturity was 51 days. Treasury securities comprised 81.0% of the Fund's total investments, while agency securities accounted for 18.4% and 0.6% was invested in cash equivalents.(2)




(1)The 7-day yield is as of 8/31/03. The yield more closely reflects the current earnings of the Fund than does the total return quotation.
(2)The composition of the Fund's holdings is subject to change.
Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER GUARANTEED NOR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND STRIVES TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

                                                               GLOSSARY OF TERMS
================================================================================

LIPPER LEADERS

THE LEADER GROWTH & INCOME FUND, Institutional Class, received a Lipper Leaders designation for Consistent Return among 735 funds for the three year period in the Lipper Large-Cap Core Fund Classification.

THE LEADER INTERMEDIATE BOND FUND, Institutional Class, received a Lipper Leaders designation for Consistent Return among 284 funds for the three year period and 212 funds for the five-year period in the Lipper Intermediate Investment Grade Fund Classification.

A Lipper Leader for Consistent Return reflects the degree of a fund's historical success in achieving superior risk-adjusted returns, adjusted for volatility, relative to peers for the three years ended August 31, 2003. A Lipper Leader for Total Return reflects a fund's historical total return performance relative to peers. The ratings are subject to change every month. Twenty percent of the funds analyzed are named Lipper Leaders for Consistent Returns.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

BETA is the measure of systematic risk of a security. Beta (or beta coefficient) is a means of measuring the volatility of a security or portfolio of securities in comparison with the market as a whole.

THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is generally representative of the total return of long-term government and corporate bonds.

THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX generally tracks bonds with a maturity range of four to six years.

THE LEHMAN BROTHERS 1-3-YEAR GOVERNMENT/CREDIT INDEX generally tracks investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury =with a maturity range of one to three years.

THE S&P 500 INDEX is generally representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

The above indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or deduction of taxes.

THE LIPPER BALANCED FUNDS AVERAGE consists of managed mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio is approximately 60%/40%.

THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE consists of managed mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE consists of managed mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE consists of managed mutual funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

THE LIPPER INTERMEDIATE U.S. GOVERNMENT FUNDS AVERAGE consists of managed mutual funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government or U.S. Government agencies and instrumentalities with dollar-weighted average maturities of five to ten years.

THE LIPPER LARGE-CAP CORE FUNDS AVERAGE consists of managed funds that, by portfolio practice, invest at least 75% of their assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE consists of managed funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per share growth value, compared to the S&P 500 Index.

THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE consists of managed mutual funds that invest at least 65% of their assets in investment-grade debt issues with dollar-weighted average maturities of less than three years.

Investors cannot invest directly in an index, but they can invest in its underlying funds or securities.

LEADER GROWTH EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION             SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS -- (96.1%)
AEROSPACE -- (2.2%)
United Technologies
  Corporation..................    6,500    $   521,625
                                            -----------
COMPUTER SOFTWARE -- (10.9%)
Citrix Systems Incorporated*...   20,000        411,800
Intuit Incorporated*...........    3,000        135,960
Microsoft Corporation..........   26,600        705,432
Oracle Corporation*............   43,000        549,540
QUALCOMM Incorporated..........   19,000        784,320
                                            -----------
                                              2,587,052
                                            -----------
COMPUTERS & BUSINESS EQUIPMENT -- (13.2%)
Cisco Systems Incorporated*....   43,000        823,450
Dell Computer Corporation*.....   22,000        717,860
EMC Corporation*...............    4,000         51,000
International Business Machines
  Corporation..................    8,000        656,080
Network Appliance
  Incorporated*................   30,000        672,300
Sun Microsystems
  Incorporated*................   50,000        193,000
                                            -----------
                                              3,113,690
                                            -----------
DIVERSIFIED OPERATIONS -- (3.0%)
General Electric Company.......   24,000        709,680
                                            -----------
DRUGS & HEALTHCARE -- (20.1%)
Abbott Laboratories............   10,700        431,210
AdvancePCS*....................    6,000        241,080
Amgen Incorporated*............   10,700        705,130
Bristol-Myers Squibb Company...   10,000        253,700
Eli Lilly & Company............    9,500        632,035
Express Scripts
  Incorporated*................    5,000        324,050
Forest Laboratories
  Incorporated*................   11,000        517,000
Invitrogen Corporation*........   15,000        865,051
Medco Health Solutions
  Incorporated*................      723         19,304
Merck & Company Incorporated...    6,000        301,920
Pfizer Incorporated............   15,500        463,760
                                            -----------
                                              4,754,240
                                            -----------

SECURITY DESCRIPTION             SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
ELECTRONIC COMPONENTS -- (9.6%)
Analog Devices Incorporated*...    2,000    $    82,000
Applied Materials
  Incorporated*................   30,000        648,000
Intel Corporation..............   30,000        858,600
Jabil Circuit Incorporated*....    5,000        140,750
KLA-Tencor Corporation*........    1,000         59,360
QLogic Corporation*............    9,000        441,180
Texas Instruments
  Incorporated.................    2,000         47,700
                                            -----------
                                              2,277,590
                                            -----------
FINANCE & BANKING -- (5.1%)
American Express Company.......    1,000         45,050
Bank of America Corporation....    5,000        396,250
Citigroup Incorporated.........   12,500        541,875
Fannie Mae.....................    2,500        161,975
Lehman Brothers Holding
  Incorporated.................    1,000         65,730
                                            -----------
                                              1,210,880
                                            -----------
FOOD & BEVERAGES -- (2.3%)
Coca-Cola Company..............    3,000        130,560
PepsiCo Incorporated...........    9,500        423,130
                                            -----------
                                                553,690
                                            -----------
HOUSEHOLD PRODUCTS -- (5.2%)
Colgate-Palmolive Company......   10,000        552,800
Procter & Gamble Company.......    7,700        672,133
                                            -----------
                                              1,224,933
                                            -----------
INSURANCE -- (4.1%)
AFLAC Incorporated.............   12,000        384,120
American International Group
  Incorporated.................    9,000        536,130
Marsh & McLennan Companies
  Incorporated.................    1,000         50,000
                                            -----------
                                                970,250
                                            -----------

                                   continued

                                                       LEADER GROWTH EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION             SHARES        VALUE
-------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
MEDICAL INSTRUMENTS -- (9.9%)
Boston Scientific
  Corporation*.................    9,900    $   594,990
Johnson & Johnson..............    9,200        456,136
Medtronic Incorporated.........   12,700        629,666
St. Jude Medical
  Incorporated*................    2,000        104,140
Stryker Corporation............    4,000        303,200
Zimmer Holdings
  Incorporated*................    5,000        258,700
                                            -----------
                                              2,346,832
                                            -----------
OIL & GAS -- (2.0%)
Exxon Mobil Corporation........   12,500        471,250
                                            -----------
RETAIL -- (8.4%)
Bed Bath & Beyond
  Incorporated*................   10,000        430,300
Kohl's Corporation*............    1,000         63,250
Lowe's Companies
  Incorporated.................   16,000        877,760
Target Corporation.............    1,000         40,600
Wal-Mart Stores Incorporated...    9,600        568,032
                                            -----------
                                              1,979,942
                                            -----------
TELECOMMUNICATIONS -- (0.1%)
Verizon Communications
  Incorporated.................      610         21,545
                                            -----------
TOTAL COMMON STOCKS -- (Cost
  $18,997,189)..........................     22,743,199
                                            -----------

SECURITY DESCRIPTION             SHARES        VALUE
-------------------------------------------------------
SHORT TERM INVESTMENTS -- (3.8%)
MUTUAL FUND -- (3.8%)
Pacific Capital
  U.S. Government
  Securities Cash Assets
  Trust, Original Class........  896,995    $   896,995
                                            -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $896,995).............................        896,995
                                            -----------
TOTAL INVESTMENTS -- (Cost
  $19,894,184)(a) -- 99.9%..............     23,640,194
OTHER ASSETS IN EXCESS OF LIABILITIES --
  0.1%..................................         21,362
                                            -----------
NET ASSETS -- 100.0%....................    $23,661,556
                                            ===========

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $3,955,009
Unrealized depreciation.....................................    (208,999)
                                                              ----------
Net unrealized appreciation.................................  $3,746,010
                                                              ==========

*   Represents non-income producing securities.

              See accompanying notes to the financial statements.

LEADER GROWTH & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION           SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS -- (94.0%)
AEROSPACE -- (2.7%)
Lockheed Martin
  Corporation...............     45,000    $  2,305,350
United Technologies
  Corporation...............     20,000       1,605,000
                                           ------------
                                              3,910,350
                                           ------------
AUTOMOBILES & TRUCKS -- (1.6%)
Ford Motor Company..........    100,000       1,156,000
General Motors
  Corporation...............     30,000       1,233,000
                                           ------------
                                              2,389,000
                                           ------------
BREWERY -- (2.6%)
Anheuser-Busch Companies
  Incorporated..............     75,000       3,865,500
                                           ------------
CHEMICALS -- (1.8%)
Dow Chemical Company........     75,000       2,589,750
                                           ------------
COMPUTER SOFTWARE -- (2.7%)
Microsoft Corporation.......    129,600       3,436,992
Oracle Corporation*.........     40,000         511,200
                                           ------------
                                              3,948,192
                                           ------------
COMPUTERS & BUSINESS EQUIPMENT -- (6.3%)
Cisco Systems
  Incorporated*.............    140,000       2,681,000
Dell Incorporated*..........     80,000       2,610,400
EMC Corporation*............    150,000       1,912,500
International Business
  Machines Corporation......     16,000       1,312,160
Sun Microsystems
  Incorporated*.............    180,000         694,800
                                           ------------
                                              9,210,860
                                           ------------
DIVERSIFIED OPERATIONS -- (2.8%)
General Electric Company....    125,000       3,696,250
Textron Incorporated........     10,000         450,000
                                           ------------
                                              4,146,250
                                           ------------
DRUGS & HEALTHCARE -- (13.9%)
Amgen Incorporated*.........     80,000       5,272,000
Bristol-Myers Squibb
  Company...................     60,000       1,522,200
Cardinal Health
  Incorporated..............     35,000       1,992,550
Eli Lilly & Company.........     40,000       2,661,200

SECURITY DESCRIPTION           SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
DRUGS & HEALTHCARE -- (CONTINUED)
Gilead Sciences
  Incorporated*.............     20,000    $  1,334,000
Medco Health Solutions
  Incorporated*.............      4,848         129,442
Merck & Company
  Incorporated..............     40,200       2,022,864
Pfizer Incorporated.........    181,000       5,415,520
                                           ------------
                                             20,349,776
                                           ------------
ELECTRONIC COMPONENTS -- (4.2%)
Applied Materials
  Incorporated*.............    100,000       2,160,000
Intel Corporation...........     80,000       2,289,600
Jabil Circuit
  Incorporated*.............     20,000         563,000
Texas Instruments
  Incorporated..............     47,400       1,130,490
                                           ------------
                                              6,143,090
                                           ------------
FINANCE & BANKING -- (16.2%)
Bank of America
  Corporation...............     40,000       3,170,000
Bank One Corporation........     33,200       1,310,404
Citigroup Incorporated......     48,333       2,095,236
Fannie Mae..................     50,000       3,239,499
FleetBoston Financial
  Corporation...............     10,000         295,900
Hartford Financial Services
  Group Incorporated........     20,000       1,064,400
J.P. Morgan Chase &
  Company...................     61,000       2,087,420
KeyCorp.....................    100,000       2,718,000
Mellon Financial
  Corporation...............     36,600       1,147,410
Merrill Lynch & Company
  Incorporated..............     30,000       1,613,400
SouthTrust Corporation......     77,000       2,232,230
Wachovia Corporation........     30,000       1,264,500
Wells Fargo & Company.......     30,200       1,514,228
                                           ------------
                                             23,752,627
                                           ------------
FOOD & BEVERAGES -- (5.2%)
Coca-Cola Company...........     16,000         696,320
ConAgra Foods
  Incorporated..............    125,000       2,750,000
PepsiCo Incorporated........     65,600       2,921,824
Sara Lee Corporation........     70,000       1,328,600
                                           ------------
                                              7,696,744
                                           ------------

                                   continued

                                                     LEADER GROWTH & INCOME FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION           SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
HOUSEHOLD PRODUCTS -- (4.1%)
Colgate-Palmolive Company...     35,000    $  1,934,800
Kimberly-Clark
  Corporation...............     25,000       1,277,750
Procter & Gamble Company....     32,000       2,793,280
                                           ------------
                                              6,005,830
                                           ------------
MACHINERY & EQUIPMENT -- (0.5%)
Danaher Corporation.........     10,000         772,500
                                           ------------
MEDICAL INSTRUMENTS -- (4.0%)
Johnson & Johnson...........     60,000       2,974,800
Medtronic Incorporated......     60,000       2,974,800
                                           ------------
                                              5,949,600
                                           ------------
MINING -- (1.5%)
Alcoa Incorporated..........     70,000       1,999,200
Newmont Mining Corporation..      5,000         196,300
                                           ------------
                                              2,195,500
                                           ------------
MULTIMEDIA -- (1.1%)
AOL Time Warner
  Incorporated*.............     69,900       1,143,564
Clear Channel Communications
  Incorporated*.............     10,000         451,200
                                           ------------
                                              1,594,764
                                           ------------
OIL & GAS -- (10.7%)
BP Plc ADR..................     54,200       2,261,224
ChevronTexaco Corporation...     32,340       2,356,616
ConocoPhillips..............     37,344       2,085,289
Exxon Mobil Corporation.....    139,736       5,268,047
Sunoco Incorporated.........     70,000       2,844,100
Valero Energy Corporation...     23,161         912,543
                                           ------------
                                             15,727,819
                                           ------------
PAPER -- (1.7%)
Boise Cascade Corporation...     20,000         545,000
Georgia-Pacific
  Corporation...............     70,000       1,621,900
International Paper
  Company...................     10,000         405,500
                                           ------------
                                              2,572,400
                                           ------------
PRINTING & PUBLISHING -- (1.1%)
R.R. Donnelley & Sons
  Company...................     66,000       1,659,240
                                           ------------

SECURITY DESCRIPTION           SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
RAILROADS -- (0.5%)
Burlington Northern Santa Fe
  Corporation...............     23,800    $    674,730
                                           ------------
RESTAURANTS -- (0.4%)
McDonald's Corporation......     29,400         659,148
                                           ------------
RETAIL -- (4.9%)
Best Buy Company
  Incorporated*.............     25,000       1,300,250
Lowe's Companies
  Incorporated..............     60,000       3,291,600
Wal-Mart Stores
  Incorporated..............     45,000       2,662,650
                                           ------------
                                              7,254,500
                                           ------------
TELECOMMUNICATIONS -- (2.4%)
Nokia Oyj ADR...............     62,000       1,009,980
SBC Communications
  Incorporated..............     39,200         881,608
Verizon Communications
  Incorporated..............     35,990       1,271,167
Vodafone Group Plc ADR......     20,000         366,000
                                           ------------
                                              3,528,755
                                           ------------
UTILITIES -- (1.1%)
Southern Company............     55,000       1,560,900
                                           ------------
TOTAL COMMON STOCKS -- (Cost
  $110,648,349)........................     138,157,825
                                           ------------
PREFERRED STOCKS -- (1.0%)
FINANCE & BANKING -- (0.5%)
Harris Preferred Capital,
  Series A, 7.375%..........     30,000         760,500
                                           ------------
UTILITIES -- (0.5%)
Duke Energy Capital Trust,
  7.20%.....................     30,000         760,200
                                           ------------
TOTAL PREFERRED STOCKS -- (Cost
  $1,500,000)..........................       1,520,700
                                           ------------

                                   continued

LEADER GROWTH & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SECURITY DESCRIPTION           SHARES         VALUE
-------------------------------------------------------
SHORT TERM INVESTMENTS -- (4.9%)
MUTUAL FUND -- (4.9%)
Pacific Capital
  U.S. Government
  Securities Cash Assets
  Trust, Original Class.....  7,236,517    $  7,236,517
                                           ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $7,236,517)..........................       7,236,517
                                           ------------
TOTAL INVESTMENTS -- (Cost
  $119,384,866)(a) -- 99.9%............     146,915,042
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%..................         187,374
                                           ------------
NET ASSETS -- 100.0%...................    $147,102,416
                                           ============

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:


Unrealized appreciation.....................................  $39,230,833
Unrealized depreciation.....................................  (11,700,657)
                                                              -----------
Net unrealized appreciation.................................  $27,530,176
                                                              ===========

*   Represents non-income producing securities.

ADR -- American Depositary Receipt

              See accompanying notes to the financial statements.

                                                            LEADER BALANCED FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (64.8%)
AEROSPACE -- (1.7%)
United Technologies
  Corporation..............      10,000    $   802,500
                                           -----------
AUTOMOBILES & TRUCKS -- (0.8%)
General Motors
  Corporation..............       5,000        205,500
PACCAR Incorporated........       2,000        170,400
                                           -----------
                                               375,900
                                           -----------
BREWERY -- (1.6%)
Anheuser-Busch Companies
  Incorporated.............      15,000        773,100
                                           -----------
CHEMICALS -- (1.1%)
DuPont (E.I.) de Nemours
  and Company..............      12,000        536,880
                                           -----------
COMPUTER SOFTWARE -- (1.7%)
Citrix Systems
  Incorporated*............       6,000        123,540
Electronic Arts
  Incorporated*............       2,000        179,500
Microsoft Corporation......      20,000        530,400
                                           -----------
                                               833,440
                                           -----------
COMPUTERS & BUSINESS EQUIPMENT -- (4.2%)
Cisco Systems
  Incorporated*............      40,000        766,000
EMC Corporation*...........      55,000        701,250
International Business
  Machines Corporation.....       4,000        328,040
Network Appliance
  Incorporated*............      10,000        224,100
                                           -----------
                                             2,019,390
                                           -----------
CONSTRUCTION & HOUSING -- (1.4%)
Centex Corporation.........       9,000        678,780
                                           -----------
DIVERSIFIED OPERATIONS -- (1.3%)
General Electric Company...      17,000        502,690
Textron Incorporated.......       3,000        135,000
                                           -----------
                                               637,690
                                           -----------
DRUGS & HEALTHCARE -- (11.3%)
AdvancePCS*................       8,000        321,440
Amgen Incorporated*........      10,000        659,000
Bristol-Myers Squib
  Company..................      30,000        761,099
Eli Lilly and Company......      11,000        731,830


   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
DRUGS & HEALTHCARE -- (CONTINUED)
Express Scripts
  Incorporated*............       5,000    $   324,050
Forest Laboratories
  Incorporated*............       6,000        282,000
Genzyme Corporation*.......       4,000        188,600
Gilead Sciences
  Incorporated*............       7,000        466,900
Invitrogen Corporation*....       5,000        288,350
Medco Health Solutions
  Incorporated*............         964         25,739
Merck & Company
  Incorporated.............       8,000        402,560
Pfizer Incorporated........      20,000        598,400
Schering-Plough
  Corporation..............      20,000        303,800
                                           -----------
                                             5,353,768
                                           -----------
ELECTRONIC COMPONENTS -- (8.3%)
Applied Materials
  Incorporated*............      60,000      1,296,000
Intel Corporation..........      35,000      1,001,700
KLA-Tencor Corporation*....       5,000        296,800
LSI Logic Corporation*.....      25,000        288,500
QLogic Corporation*........      12,500        612,750
Xilinx Incorporated*.......      15,000        462,600
                                           -----------
                                             3,958,350
                                           -----------
FINANCE & BANKING -- (9.1%)
Bank of America
  Corporation..............      12,000        951,000
Citigroup Incorporated.....      12,000        520,200
Fannie Mae.................       7,000        453,530
FleetBoston Financial
  Corporation..............       5,000        147,950
J.P. Morgan Chase &
  Company..................       4,000        136,880
KeyCorp....................      15,000        407,700
Merrill Lynch & Company
  Incorporated.............       5,000        268,900
SouthTrust Corporation.....      32,000        927,680
Wells Fargo & Company......      11,000        551,540
                                           -----------
                                             4,365,380
                                           -----------

                                   continued

LEADER BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
FOOD & BEVERAGES -- (2.9%)
ConAgra Foods
  Incorporated.............      25,000    $   550,000
PepsiCo Incorporated.......      15,000        668,100
Sara Lee Corporation.......      10,000        189,800
                                           -----------
                                             1,407,900
                                           -----------
HOUSEHOLD PRODUCTS -- (2.2%)
Colgate-Palmolive
  Company..................      10,000        552,800
Gillette Company...........      15,000        486,900
                                           -----------
                                             1,039,700
                                           -----------
MACHINERY & EQUIPMENT -- (1.4%)
Caterpillar Incorporated...       3,000        215,490
Danaher Corporation........       5,700        440,325
                                           -----------
                                               655,815
                                           -----------
MEDICAL INSTRUMENTS -- (4.3%)
Boston Scientific
  Corporation*.............       7,000        420,700
Johnson & Johnson..........      15,000        743,700
Medtronic Incorporated.....      10,000        495,800
Zimmer Holdings
  Incorporated*............       8,000        413,920
                                           -----------
                                             2,074,120
                                           -----------
MINING -- (0.5%)
Newmont Mining
  Corporation..............       3,000        117,780
Phelps Dodge
  Corporation*.............       3,000        143,970
                                           -----------
                                               261,750
                                           -----------
MULTIMEDIA -- (0.8%)
Clear Channel
  Communications
  Incorporated*............       5,000        225,600
Fox Entertainment Group
  Incorporated*............       5,000        157,900
                                           -----------
                                               383,500
                                           -----------
OIL & GAS -- (3.9%)
ChevronTexaco
  Corporation..............       5,000        364,350
Exxon Mobil Corporation....      18,000        678,600
Sunoco Incorporated........      20,000        812,600
                                           -----------
                                             1,855,550
                                           -----------

                               SHARES
                                 OR
                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
RETAIL -- (3.8%)
Best Buy Company
  Incorporated*............       8,000    $   416,080
Lowe's Companies
  Incorporated.............      20,000      1,097,200
Walgreen Company...........      10,000        325,700
                                           -----------
                                             1,838,980
                                           -----------
TELECOMMUNICATIONS -- (1.3%)
Nokia Oyj ADR..............      10,000        162,900
Verizon Communications
  Incorporated.............      10,000        353,200
Vodafone Group Plc ADR.....       5,000         91,500
                                           -----------
                                               607,600
                                           -----------
UTILITIES -- (1.2%)
Southern Company...........      20,000        567,600
                                           -----------
TOTAL COMMON STOCKS -- (Cost
  $30,289,227).........................     31,027,693
                                           -----------
CORPORATE BONDS -- (4.8%)
AUTOMOBILES & TRUCKS -- (2.3%)
DaimlerChrysler NA, 7.75%,
  1/18/2011................  $1,000,000      1,115,584
                                           -----------
TELECOMMUNICATIONS -- (2.5%)
British Telecom PLC,
  8.375%, 12/15/2010.......   1,000,000      1,186,677
                                           -----------
TOTAL CORPORATE BONDS -- (Cost
  $2,016,734)..........................      2,302,261
                                           -----------
GOVERNMENT AND AGENCY BONDS -- (21.1%)
FANNIE MAE -- (11.8%)
6.625%, 10/15/2007.........   2,000,000      2,239,450
6.00%, 5/15/2008...........   1,500,000      1,646,856
7.25%, 1/15/2010...........   1,500,000      1,741,028
                                           -----------
                                             5,627,334
                                           -----------
FEDERAL HOME LOAN BANK -- (4.6%)
6.21%, 6/2/2009............   2,000,000      2,213,102
                                           -----------
SALLIE MAE -- (4.7%)
6.55%, 12/2/2013...........   2,000,000      2,250,678
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $9,349,231)....................     10,091,114
                                           -----------

                                   continued

                                                            LEADER BALANCED FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- (8.9%)
MUTUAL FUNDS -- (8.9%)
Fifth Third Government
  Money Market,
  Institutional Class......   1,852,233    $ 1,852,233
Pacific Capital
    U.S. Government
    Securities Cash Assets
    Trust, Original
    Class..................   2,392,717      2,392,717
                                           -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $4,244,950)..........................      4,244,950
                                           -----------
TOTAL INVESTMENTS -- (Cost
  $45,900,142)(a) -- 99.6%.............     47,666,018
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%..................        175,388
                                           -----------
NET ASSETS -- 100.0%...................    $47,841,406
                                           ===========

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $ 4,088,420
Unrealized depreciation.....................................   (2,322,544)
                                                              -----------
Net unrealized appreciation.................................  $ 1,765,876
                                                              ===========

*   Represents non-income producing securities.

ADR -- American Depositary Receipt

              See accompanying notes to the financial statements.

LEADER TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                PRINCIPAL
SECURITY DESCRIPTION             AMOUNT         VALUE
--------------------------------------------------------
MUNICIPAL BONDS -- (95.1%)
ALASKA -- (3.9%)
Anchorage, Alaska, General
  Obligation, Series A,
  5.625%, 9/1/2016............  $350,000     $   379,729
Anchorage, Alaska, Lease
  Revenue, Correctional
  Facilities, 5.75%,
  2/1/2008....................   350,000         392,245
                                             -----------
                                                 771,974
                                             -----------
ARKANSAS -- (1.3%)
Beaver Water District
  Arkansas, Benton &
  Washington Counties Water
  Revenue, 4.00%,
  11/15/2009..................   250,000         260,983
                                             -----------
COLORADO -- (2.0%)
Denver, Colorado, City &
  County Airport, Revenue,
  Series E, 6.00%,
  11/15/2011..................   350,000         396,221
                                             -----------
FLORIDA -- (4.3%)
Orange County, Florida, Water
  Utilities Systems, Revenue,
  4.75%, 10/1/2014............   500,000         515,864
Palm Beach County, Florida,
  Solid Waste Authority
  Revenue, Series A, 6.00%,
  10/1/2009...................   300,000         343,500
                                             -----------
                                                 859,364
                                             -----------
GEORGIA -- (3.5%)
Burke County, Georgia,
  Development Authority,
  Pollution Control, Revenue,
  1st Series, 1.25%,
  9/1/2030....................   700,000         700,000
                                             -----------
ILLINOIS -- (9.0%)
Cook County, Illinois,
  Community College District
  No. 508, Revenue, Series C,
  7.70%, 12/1/2007............   750,000         897,689
Illinois Health Facilities
  Authority, Revenue, Advocate
  Network Health Care, 6.125%,
  11/15/2022..................   500,000         528,950

                                PRINCIPAL
SECURITY DESCRIPTION             AMOUNT         VALUE
--------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
ILLINOIS -- (CONTINUED)
Madison & St. Clair Counties,
  Illinois, School District
  No. 010 Collinsville,
  General Obligation, 3.50%,
  2/1/2009....................  $350,000     $   355,254
                                             -----------
                                               1,781,893
                                             -----------
INDIANA -- (3.2%)
Hamilton Southeastern,
  Indiana, Consolidated School
  Building Corporation,
  Revenue, 4.871%,
  7/1/2015(b).................   500,000         283,410
Indiana State Fair Commission,
  Fairgrounds Revenue, 4.10%,
  1/1/2013....................   350,000         348,639
                                             -----------
                                                 632,049
                                             -----------
IOWA -- (1.9%)
State University, Iowa,
  University Academic Building
  Revenue, Series S, 4.00%,
  7/1/2007....................   350,000         370,605
                                             -----------
KENTUCKY -- (2.7%)
Kentucky, Interlocal School
  Transportation Association,
  Equipment Lease, Revenue,
  Series 2003, 3.125%,
  3/1/2009....................   300,000         299,100
Kentucky, Rural Water Finance
  Corporation, Public Project,
  Revenue, Series A, 4.00%,
  2/1/2009....................   220,000         228,842
                                             -----------
                                                 527,942
                                             -----------
LOUISIANA -- (4.1%)
Louisiana State, General
  Obligation, Series B, 5.50%,
  4/15/2006...................   750,000         817,913
                                             -----------
MARYLAND -- (2.8%)
Maryland State, General
  Obligation, Series II,
  5.50%, 7/15/2013............   500,000         562,590
                                             -----------

                                   continued

                                                     LEADER TAX-EXEMPT BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                PRINCIPAL
SECURITY DESCRIPTION             AMOUNT         VALUE
--------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
MASSACHUSETTS -- (2.0%)
Massachusetts State, General
  Obligation, Series C, 5.00%,
  8/1/2012....................  $350,000     $   387,905
                                             -----------
MICHIGAN -- (1.4%)
Michigan Public Power Agency,
  Revenue, Combustion Turbine
  No. 1 Project, Series A,
  5.25%, 1/1/2012.............   250,000         272,913
                                             -----------
MISSISSIPPI -- (4.3%)
Jackson, Mississippi, General
  Obligation, 5.00%,
  5/1/2007....................   500,000         545,620
Mississippi, Development Bank
  Special Obligation, Meridian
  Water & Sewer System
  Revenue, Series A, 3.00%,
  7/1/2006....................   300,000         308,613
                                             -----------
                                                 854,233
                                             -----------
MISSOURI -- (1.6%)
Missouri, School Boards
  Association Lease,
  Participation Certificates,
  Neosho School District,
  Series A, 2.00%, 9/1/2006...   325,000         326,316
                                             -----------
NEBRASKA -- (4.4%)
Omaha Public Power District,
  Nebraska Electric, Revenue,
  Series B, 6.15%, 2/1/2012...   750,000         871,507
                                             -----------
NEW MEXICO -- (1.1%)
University of New Mexico,
  University Revenue, Series
  A, 5.00%, 6/1/2010..........   200,000         217,866
                                             -----------
NORTH CAROLINA -- (1.3%)
North Carolina, Medical Care
  Commission, Health Care
  Facilities, Revenue, Series
  A, 4.25%, 10/1/2004.........   250,000         258,118
                                             -----------
OHIO -- (2.7%)
Ohio State Public Facilities
  Commission, Revenue, Series
  II-A, 5.20%, 5/1/2005.......   500,000         531,965
                                             -----------

                                PRINCIPAL
SECURITY DESCRIPTION             AMOUNT         VALUE
--------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
OKLAHOMA -- (1.5%)
Oklahoma, Development Finance
  Authority, Revenue,
  University of Oklahoma,
  Public Facilities Program,
  Series B, 2.00%, 7/1/2005...  $300,000     $   302,958
                                             -----------
OREGON -- (2.7%)
Salem-Keizer, Oregon, School
  District No. 24J, General
  Obligation, 5.10%,
  6/1/2012....................   500,000         529,090
                                             -----------
PENNSYLVANIA -- (0.5%)
Berks County Industrial
  Development Authority,
  Industrial Development
  Revenue, 1.90%, 7/1/2016*...   100,000         100,000
                                             -----------
PUERTO RICO -- (2.3%)
Puerto Rico Industrial Tourist
  Educational, Medical &
  Environmental Control
  Facilities, Revenue, 1.20%,
  10/1/2021*..................   450,000         450,000
                                             -----------
SOUTH DAKOTA -- (3.4%)
Heartland Consumers Power
  District, South Dakota
  Electric, Revenue, 6.375%,
  1/1/2016....................   575,000         666,920
                                             -----------
TENNESSEE -- (4.2%)
Jackson, Tennessee Hospital,
  Revenue, 5.50%, 4/1/2010....   500,000         534,815
Tennessee, Housing Development
  Agency, Mortgage Finance,
  Revenue, Series A, 2.80%,
  1/1/2007....................   300,000         299,049
                                             -----------
                                                 833,864
                                             -----------
TEXAS -- (9.6%)
Alief, Texas, Independent
  School District, General
  Obligation, 4.15%,
  2/15/2009...................   250,000         262,620

                                   continued

LEADER TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                PRINCIPAL
SECURITY DESCRIPTION             AMOUNT         VALUE
--------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
TEXAS -- (CONTINUED)
Austin, Texas, General
  Obligation, Public
  Improvement, 4.75%,
  9/1/2014....................  $500,000     $   512,320
Brownsville, Texas, Utility
  Systems, Revenue, 7.375%,
  1/1/2010....................   495,000         582,852
San Antonio, Texas, Series A,
  General Obligation, 5.25%,
  2/1/2010....................   500,000         547,695
                                             -----------
                                               1,905,487
                                             -----------
WASHINGTON -- (12.9%)
Seattle, Washington, Municipal
  Light & Power, Revenue,
  5.00%, 3/1/2020.............   250,000         253,115
Washington State, General
  Obligation, Series B, 5.50%,
  5/1/2009....................   750,000         837,247
Washington State Public Power
  Supply System, Nuclear
  Project No. 1, Revenue,
  Series B, 7.25%, 7/1/2009...   500,000         607,663
Washington State Public Power
  Supply System, Nuclear
  Project No. 2, Revenue,
  Series A, 6.00%, 7/1/2007...   750,000         838,762
                                             -----------
                                               2,536,787
                                             -----------

                                 SHARES
                                   OR
                                PRINCIPAL
SECURITY DESCRIPTION             AMOUNT         VALUE
--------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
WYOMING -- (0.5%)
Green River, Wyoming Pollution
  Control, Revenue, Allied
  Corporation Project*, 1.88%,
  12/1/2012...................  $100,000     $   100,000
                                             -----------
TOTAL MUNICIPAL BONDS -- (Cost
  $17,927,691)...........................     18,827,463
                                             -----------
SHORT TERM INVESTMENTS -- (1.6%)
MUTUAL FUND -- (1.6%)
Amsouth Tax Exempt Money
  Market Fund Trust Class.....   323,923         323,923
                                             -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $323,923)..............................        323,923
                                             -----------
TOTAL INVESTMENTS -- (Cost
  $18,251,614)(a) -- 96.7%...............     19,151,386
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 3.3%....................        648,128
                                             -----------
NET ASSETS -- 100.0%.....................    $19,799,514
                                             ===========

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $931,631
Unrealized depreciation.....................................   (31,859)
                                                              --------
Net unrealized appreciation.................................  $899,772
                                                              ========

(b) The rate disclosed represents effective yield at purchase.

* Variable rate instruments. The rate presented is the rate in effect at August 31, 2003. The maturity date reflected is the final maturity date.

                                   continued

                                                     LEADER TAX-EXEMPT BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Tax-Exempt Bond Fund invests primarily in municipal debt instruments. The issuer's abilities to meet their obligations may be affected by economic developments in a specific industry or region. The Tax-Exempt Bond Fund had the following concentrations at August 31, 2003 (as a percentage of total investments):

TAX-EXEMPT BOND FUND:
  Airports & Flying Services................................   2.04%
  Air, Water & Solid Waste..................................   1.77%
  Colleges & Universities, NEC..............................   4.59%
  Correctional Facilities...................................   2.02%
  Electric Distributing Equipment...........................   4.49%
  Electric Services.........................................  10.89%
  Environmental Quality.....................................   4.12%
  Equipment Rental & Leasing, NEC...........................   1.54%
  Facilities Support Services...............................   3.92%
  General Obligation........................................  36.86%
  Health Services...........................................   2.73%
  Hospitals.................................................   4.10%
  Housing and Urban Development.............................   1.55%
  Industrial Revenue........................................   0.51%
  Management Investment, Open-End...........................   1.67%
  Other Revenue.............................................   1.60%
  Other Utilities...........................................   3.00%
  Regulation, Admin of Utilities............................   2.71%
  Schools & Educational Services, NEC.......................   3.15%
  Urban & Community Development.............................   5.40%
  Water Supply..............................................   1.34%

              See accompanying notes to the financial statements.

LEADER INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PRINCIPAL
SECURITY DESCRIPTION          AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (50.3%)
AEROSPACE -- (1.6%)
Boeing Company, 5.125%,
  2/15/2013...............  $2,000,000    $  1,948,116
                                          ------------
AUTOMOBILES & TRUCKS -- (2.7%)
DaimlerChrysler NA, 4.75%,
  1/15/2008...............   3,000,000       2,982,342
Ford Motor Company, 7.25%,
  10/1/2008...............     250,000         254,135
                                          ------------
                                             3,236,477
                                          ------------
COMPUTER SERVICES -- (1.3%)
Electronic Data Systems,
  7.125%, 10/15/2009......   1,500,000       1,545,000
                                          ------------
DIVERSIFIED OPERATIONS -- (4.3%)
Chevron Phillips Chemical
  Company, 5.375%,
  6/15/2007...............   2,000,000       2,095,292
Tyco International Group
  SA, 6.375%, 10/15/2011..   3,000,000       3,003,750
                                          ------------
                                             5,099,042
                                          ------------
ELECTRONIC COMPONENTS -- (1.1%)
Applied Materials
  Incorporated, 6.75%,
  10/15/2007..............   1,150,000       1,260,124
                                          ------------
FINANCE & BANKING -- (24.1%)
Bank of America
  Corporation, 6.60%,
  5/15/2010...............   1,000,000       1,093,131
Bear Stearns Company,
  Incorporated, 4.00%,
  1/31/2008...............     500,000         500,822
CIT Group Incorporated,
  6.50%, 2/7/2006.........     500,000         540,606
Citigroup Incorporated,
  6.20%, 3/15/2009........     500,000         551,943
Credit Suisse FB, USA,
  Incorporated, 4.625%,
  1/15/2008...............   2,500,000       2,560,365

                            PRINCIPAL
SECURITY DESCRIPTION          AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
Duke Capital Corporation,
  6.75%, 7/15/2018........  $  500,000    $    481,139
Ford Motor Credit Company,
  6.875%, 2/1/2006........   3,000,000       3,150,860
General Motors Acceptance
  Corporation, 6.125%,
  1/22/2008...............   3,500,000       3,592,420
General Motors Acceptance
  Corporation, 6.875%,
  8/28/2012...............     500,000         494,577
Goldman Sachs Group
  Incorporated, 4.75%,
  7/15/2013...............   3,000,000       2,837,034
International Lease
  Finance Corporation,
  6.375%, 3/15/2009.......   2,500,000       2,721,825
J.P. Morgan Chase &
  Company, 3.625%,
  5/1/2008................   3,500,000       3,445,490
J.P. Morgan Chase &
  Company, 6.00%,
  2/15/2009...............     500,000         534,392
Merrill Lynch & Company,
  8.00%, 6/1/2007.........     500,000         564,454
Morgan Stanley, 5.30%,
  3/1/2013................   2,000,000       1,973,550
National Rural Utilities,
  7.30%, 9/15/2006........   1,000,000       1,116,610
Northern Trust Company,
  7.10%, 8/1/2009.........   1,500,000       1,713,785
Wachovia Corporation,
  6.375%, 2/1/2009........   1,000,000       1,102,162
                                          ------------
                                            28,975,165
                                          ------------

                                   continued

                                                   LEADER INTERMEDIATE BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PRINCIPAL
SECURITY DESCRIPTION          AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
INSURANCE -- (5.9%)
Cigna Corporation, 7.40%,
  5/15/2007...............  $1,000,000    $  1,092,098
Liberty Mutual Insurance,
  8.20%, 5/4/2007.........   2,000,000       2,053,776
Loews Corporation, 6.75%,
  12/15/2006..............     500,000         537,319
St. Paul Companies
  Incorporated, 5.75%,
  3/15/2007...............   2,735,000       2,884,738
St. Paul Companies
  Incorporated, 7.29%,
  8/28/2007...............     500,000         544,719
                                          ------------
                                             7,112,650
                                          ------------
MULTIMEDIA -- (5.9%)
Time Warner Incorporated,
  8.18%, 8/15/2007........   3,000,000       3,410,766
Walt Disney Company,
  5.375%, 6/1/2007........   3,500,000       3,704,225
                                          ------------
                                             7,114,991
                                          ------------
RETAIL -- (1.3%)
Toys R Us, 7.625%,
  8/1/2011................   1,500,000       1,560,228
                                          ------------
TRANSPORTATION -- (0.2%)
Norfolk Southern Railway,
  7.75%, 8/15/2005........     225,000         247,646
                                          ------------
UTILITIES -- (1.9%)
BellSouth Capital Funding,
  7.75%, 2/15/2010........   1,000,000       1,176,304
GTE North Incorporated,
  5.65%, 11/15/2008.......   1,000,000       1,072,149
                                          ------------
                                             2,248,453
                                          ------------
TOTAL CORPORATE BONDS (Cost
  $59,203,894)........................      60,347,892
                                          ------------
GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES --(40.0%)
FANNIE MAE -- (12.2%)
  4.50%, 9/24/2004........   2,000,000       2,003,856
  4.375%, 10/15/2006......   3,000,000       3,129,978
  6.25%, 2/1/2011.........   1,500,000       1,606,962
  7.00%, 3/1/2012.........     241,826         257,058

                            PRINCIPAL
SECURITY DESCRIPTION          AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES --
  (CONTINUED)
FANNIE MAE -- (CONTINUED)
  7.00%, 4/1/2012.........  $  319,689    $    339,826
  6.00%, 9/1/2012.........     855,074         899,166
  6.875%, 9/10/2012.......     500,000         543,276
  6.26%, 11/26/2012.......   1,000,000       1,097,037
  6.00%, 2/1/2013.........   1,091,950       1,134,620
  6.00%, 3/1/2014.........     445,064         461,877
  6.50%, 6/1/2014.........     255,847         269,355
  7.00%, 6/1/2014.........     224,876         239,106
  6.50%, 11/1/2018........     963,468       1,010,610
  7.00%, 5/1/2022.........   1,580,100       1,668,003
  7.50%, 12/1/2030........       6,537           6,949
                                          ------------
                                            14,667,679
                                          ------------
FEDERAL FARM CREDIT BANK -- (0.9%)
  6.27%, 1/26/2016........   1,000,000       1,094,074
                                          ------------
FEDERAL HOME LOAN BANK SYSTEM -- (18.7%)
  4.50%, 2/15/2006........   1,000,000       1,049,296
  5.25%, 8/15/2006........   1,000,000       1,067,406
  4.875%, 11/15/2006......   3,500,000       3,701,025
  4.875%, 5/15/2007.......   3,000,000       3,165,066
  7.325%, 5/30/2007.......   1,000,000       1,143,228
  6.795%, 6/30/2009.......   1,000,000       1,137,369
  7.375%, 2/12/2010.......   1,000,000       1,167,981
  4.75%, 8/13/2010........   3,000,000       3,030,669
  6.125%, 1/9/2013........   2,000,000       2,175,498
  7.10%, 8/27/2014........   2,000,000       2,359,194
  7.375%, 2/13/2015.......   2,000,000       2,396,898
                                          ------------
                                            22,393,630
                                          ------------
FREDDIE MAC -- (8.2%)
  7.10%, 4/10/2007........   2,000,000       2,273,708
  7.14%, 12/15/2007.......   1,000,000       1,138,115
  7.00%, 3/15/2010........   1,000,000       1,146,755
  6.135%, 2/15/2011.......   1,000,000       1,096,746
  7.49%, 4/16/2012........   1,000,000       1,134,747
  5.00%, 10/15/2026.......   3,000,000       3,042,082
                                          ------------
                                             9,832,153
                                          ------------
TOTAL GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES --
  (Cost $44,699,760)..................      47,987,536
                                          ------------

                                   continued

LEADER INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SECURITY DESCRIPTION       SHARES         VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- (1.4%)
MUTUAL FUND -- (1.4%)
Pacific Capital U.S.
  Government Securities
  Cash Assets Trust,
  Original Class..........   1,690,380    $  1,690,380
                                          ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $1,690,380).........................       1,690,380
                                          ------------
TOTAL INVESTMENTS (Cost
  $105,594,034)(a) -- 91.7%...........     110,025,808
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 8.3%.................       9,901,793
                                          ------------
NET ASSETS -- 100.0%..................    $119,927,601
                                          ============

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $4,830,023
Unrealized depreciation.....................................    (398,249)
                                                              ----------
Net unrealized appreciation.................................  $4,431,774
                                                              ==========

              See accompanying notes to the financial statements.

                                                     LEADER SHORT TERM BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
CORPORATE BONDS -- (90.8%)
AIRLINES -- (0.8%)
Southwest Airlines Company,
  5.10%, 5/1/2006...........  $  364,853    $   382,704
                                            -----------
AUTOMOBILES & TRUCKS -- (5.2%)
DaimlerChrysler NA, 6.40%,
  5/15/2006.................   1,000,000      1,071,392
General American
  Transportation, 6.75%,
  3/1/2006..................   1,000,000      1,011,353
General Motors, 6.25%,
  5/1/2005..................     300,000        312,502
                                            -----------
                                              2,395,247
                                            -----------
BROKERAGE SERVICES -- (6.2%)
Bear Stearns Company
  Incorporated, 6.50%,
  5/1/2006..................     650,000        708,973
J.P. Morgan Chase & Company,
  4.00%, 2/1/2008...........   1,000,000      1,003,528
Merrill Lynch & Company,
  6.00%, 7/15/2005..........     700,000        749,272
Morgan Stanley Dean Witter,
  5.625%, 1/20/2004.........     400,000        406,418
                                            -----------
                                              2,868,191
                                            -----------
COMPUTERS -- (2.2%)
Electronic Data Systems,
  6.85%, 10/15/2004.........   1,000,000      1,035,000
                                            -----------
DATA PROCESSING/MANAGEMENT -- (1.6%)
First Data Corporation,
  4.70%, 11/1/2006..........     690,000        724,712
                                            -----------
DIVERSIFIED OPERATIONS -- (8.9%)
Cendant Corporation, 6.875%,
  8/15/2006.................   1,400,000      1,521,694
Chevron Phillips Chemical
  Company, 5.375%,
  6/15/2007.................   1,000,000      1,047,646
Tyco International Group SA,
  6.375%, 2/15/2006.........   1,500,000      1,550,624
                                            -----------
                                              4,119,964
                                            -----------
DRUGS & HEALTHCARE -- (1.2%)
WellPoint Health Network,
  6.375%, 6/15/2006.........     500,000        544,708
                                            -----------

                              PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
FINANCE & BANKING -- (19.7%)
Block Financial Corporation,
  6.75%, 11/1/2004..........  $  650,000    $   685,656
Boeing Capital Corporation,
  5.75%, 2/15/2007..........   1,000,000      1,058,582
CIT Group Incorporated,
  6.50%, 2/7/2006...........   1,000,000      1,081,211
Citigroup Incorporated,
  6.75%, 12/1/2005..........   1,000,000      1,092,494
Ford Motor Credit Company,
  6.50%, 1/25/2007..........   1,000,000      1,034,893
General Electric Capital
  Corporation, 2.85%,
  1/30/2006.................     400,000        403,934
General Motors Acceptance
  Corporation, 6.125%,
  2/1/2007..................   1,000,000      1,037,222
Household Finance
  Corporation, 5.75%,
  1/30/2007.................   1,000,000      1,070,352
International Lease Finance
  Corporation, 5.70%,
  7/3/2006..................     700,000        744,733
National Rural Utilities,
  6.00%, 1/15/2004..........     250,000        254,273
Textron Financial
  Corporation, 5.95%,
  3/15/2004.................     700,000        714,725
                                            -----------
                                              9,178,075
                                            -----------
FOOD & BEVERAGES -- (1.7%)
Coca-Cola Enterprises,
  5.375%, 8/15/2006.........     750,000        802,995
                                            -----------
INSURANCE -- (6.7%)
Ace Limited, 6.00%,
  4/1/2007..................   1,000,000      1,068,154
Allstate Corporation,
  5.375%, 12/1/2006.........     500,000        536,223
Liberty Mutual Insurance,
  8.20%, 5/4/2007...........     620,000        636,671
Prudential Insurance
  Company, 6.375%,
  7/23/2006(b)..............     800,000        876,035
                                            -----------
                                              3,117,083
                                            -----------

                                   continued

LEADER SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                              PRINCIPAL
SECURITY DESCRIPTION            AMOUNT         VALUE
-------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
MULTIMEDIA -- (6.2%)
Cox Enterprises, 4.375%,
  5/1/2008(b)...............  $1,000,000    $   996,396
Time Warner Incorporated,
  8.18%, 8/15/2007..........   1,000,000      1,136,922
Walt Disney Company, 5.50%,
  12/29/2006................     700,000        745,043
                                            -----------
                                              2,878,361
                                            -----------
OIL & GAS -- (9.4%)
BP Capital Markets PLC,
  4.00%, 4/29/2005..........     750,000        776,108
Duke Capital Corporation,
  7.25%, 10/1/2004..........     500,000        519,744
Halliburton Company, 6.00%,
  8/1/2006..................   1,000,000      1,024,999
Transcontinental Gas
  Pipeline, 6.125%,
  1/15/2005.................   1,000,000        993,750
Ultramar Diamond Shamrock,
  8.00%, 3/15/2005..........     950,000      1,022,646
                                            -----------
                                              4,337,247
                                            -----------
RESTAURANTS -- (1.6%)
McDonald's Corporation,
  5.15%, 7/1/2004...........     700,000        719,065
                                            -----------
RETAIL -- (6.3%)
Nike Incorporated, 5.50%,
  8/15/2006.................     400,000        431,263
Safeway Incorporated, 6.15%,
  3/1/2006..................   1,325,000      1,411,304
Toys R Us, 6.875%,
  8/1/2006..................   1,000,000      1,082,880
                                            -----------
                                              2,925,447
                                            -----------
TELECOMMUNICATIONS -- (8.0%)
AT&T Corporation, 6.50%,
  11/15/2006(b).............     700,000        776,279
Motorola Incorporated,
  6.75%, 2/1/2006...........   1,000,000      1,066,250
SBC Communications
  Incorporated, 5.75%,
  5/2/2006..................     700,000        753,167
Sprint Capital Corporation,
  7.125%, 1/30/2006.........   1,024,000      1,100,737
                                            -----------
                                              3,696,433
                                            -----------

                                SHARES
                                  OR
                              PRINCIPAL
    SECURITY DESCRIPTION        AMOUNT         VALUE
-------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
UTILITIES -- (5.1%)
Georgia Power Company,
  6.20%, 2/1/2006...........  $  500,000    $   542,302
KeySpan Corporation, 6.15%,
  6/1/2006..................     700,000        759,544
Progress Energy
  Incorporated, 6.75%,
  3/1/2006..................   1,000,000      1,084,319
                                            -----------
                                              2,386,165
                                            -----------
TOTAL CORPORATE BONDS -- (Cost
  $41,129,012)..........................     42,111,397
                                            -----------
GOVERNMENT BOND -- (2.2%)
FREDDIE MAC -- (2.2%)
3.00%, 6/15/2010............   1,000,000      1,008,386
                                            -----------
TOTAL GOVERNMENT BOND -- (Cost
  $1,012,703)...........................      1,008,386
                                            -----------
SHORT TERM INVESTMENTS -- (6.2%)
MUTUAL FUNDS -- (6.2%)
Fifth Third Government Money
  Market, Institutional
  Class.....................     542,809        542,809
Pacific Capital U.S.
  Government Securities Cash
  Assets Trust, Original
  Class.....................   2,328,330      2,328,330
                                            -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $2,871,139)...........................      2,871,139
                                            -----------
TOTAL INVESTMENTS -- (Cost
  $45,012,854)(a) -- 99.2%..............     45,990,922
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.8%...................        382,790
                                            -----------
NET ASSETS -- 100.0%....................    $46,373,712
                                            ===========

                                   continued

                                                     LEADER SHORT TERM BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

---------------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $1,206,262
Unrealized depreciation.....................................    (228,194)
                                                              ----------
Net unrealized appreciation.................................  $  978,068
                                                              ==========

(b) Represents restricted securities purchased under Rule 144A, 4(2), or 3(A)2, which are exempt from registration under the Security Act of 1933, as amended. The Advisor using procedures approved by the Board of Trustees has deemed these securities to be liquid.

              See accompanying notes to the financial statements.

LEADER TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION         AMOUNT           COST
------------------------------------------------------
COMMERCIAL PAPER -- (36.5%)
CONNECTICUT -- (3.1%)
New Haven, Connecticut,
  0.83%, 10/2/2003.........  $  800,000    $   800,000
                                           -----------
FLORIDA -- (8.9%)
Jacksonville Electric
  Authority, Florida,
  0.89%, 11/4/2003.........   1,300,000      1,300,000
Sunshine State Government,
  Florida, 0.85%,
  9/10/2003................   1,000,000      1,000,000
                                           -----------
                                             2,300,000
                                           -----------
GEORGIA -- (3.9%)
MEAG, 0.87%, 9/4/2003......   1,000,000      1,000,000
                                           -----------
INDIANA -- (3.9%)
Indiana University, 0.88%,
  10/3/2003................   1,009,000      1,009,000
                                           -----------
KENTUCKY -- (4.7%)
Danville, Kentucky, 0.94%,
  11/3/2003................   1,200,000      1,200,000
                                           -----------
MISSISSIPPI -- (3.9%)
Claiborne County,
  Mississippi, 1.10%,
  9/9/2003.................   1,000,000      1,000,000
                                           -----------
NORTH CAROLINA -- (4.2%)
Winston-Salem, North
  Carolina, 0.87%,
  9/2/2003.................   1,070,000      1,070,000
                                           -----------
VIRGINIA -- (3.9%)
Louisa, Virginia, 1.20%,
  9/11/2003................   1,000,000      1,000,000
                                           -----------
TOTAL COMMERCIAL PAPER  -- (Amortized
  Cost $9,379,000).....................      9,379,000
                                           -----------
MUNICIPAL BONDS -- (61.3%)*
CALIFORNIA -- (9.0%)
California Infrastructure &
  Economic Development,
  Series B, Revenue, 0.80%,
  4/1/2008.................   1,000,000      1,000,000
Fremont, California,
  Certificates of
  Participation,
  Maintenance Center & Fire
  Project, 0.80%,
  8/1/2032.................   1,000,000      1,000,000

                             PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION         AMOUNT           COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
Santa Clara County-El
  Camino, California
  Hospital District,
  Hospital Facilities
  Authority, Series A,
  Revenue, 0.90%,
  8/1/2015.................  $  290,000    $   290,000
                                           -----------
                                             2,290,000
                                           -----------
COLORADO -- (3.9%)
Colorado Housing & Finance
  Authority, Multi-Family
  Housing, Class I-C4,
  Revenue, 1.70%,
  10/1/2003................   1,000,000      1,000,000
                                           -----------
CONNECTICUT -- (3.1%)
Connecticut State, General
  Obligation, Series A,
  0.90%, 2/15/2021.........     800,000        800,000
                                           -----------
FLORIDA -- (3.6%)
Putnam County, Florida
  Development Authority
  Pollution Control,
  Revenue, 1.25%,
  3/15/2014................     915,000        915,000
                                           -----------
GEORGIA -- (3.9%)
Burke County, Georgia
  Development Authority,
  Pollution Control, 1st
  Series, Revenue, 1.25%,
  9/1/2030.................   1,000,000      1,000,000
                                           -----------
KENTUCKY -- (4.1%)
Mayfield, Kentucky
  Multi-City Lease,
  Revenue, 0.95%,
  7/1/2026.................   1,065,000      1,065,000
                                           -----------
MASSACHUSETTS -- (1.6%)
Massachusetts State
  Development Finance
  Agency, Series B,
  Revenue, 0.90%,
  5/15/2037................     400,000        400,000
                                           -----------

                                   continued

                                             LEADER TAX-EXEMPT MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION           AMOUNT         COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
MINNESOTA -- (8.4%)
Austin, Minnesota
  Industrial Development,
  Revenue, 0.95%,
  12/1/2013................  $  850,000    $   850,000
Minneapolis, Minnesota
  Commercial Development,
  Revenue, 1.00%,
  6/1/2009.................     200,000        200,000
Moorhead, Minnesota
  Industrial Development,
  Revenue, 0.95%,
  11/1/2006................   1,100,000      1,100,000
                                           -----------
                                             2,150,000
                                           -----------
MISSOURI -- (3.5%)
Missouri State
  Environmental Improvement
  & Energy Reserve
  Authority, Pollution
  Control, Revenue, 1.15%,
  12/15/2003...............     500,000        500,000
Missouri State Health &
  Educational Facilities
  Authority Educational
  Facilities, Missouri
  Valley College, Revenue,
  0.85%, 10/1/2031.........     400,000        400,000
                                           -----------
                                               900,000
                                           -----------
NORTH CAROLINA -- (1.9%)
North Carolina State
  University, Centennial
  Campus, Series A,
  Revenue, 0.85%,
  12/15/2019...............     500,000        500,000
                                           -----------
NORTH DAKOTA -- (1.4%)
Fargo, North Dakota
  Commercial Development,
  Revenue, 1.00%,
  11/1/2015................     365,000        365,000
                                           -----------

                             PRINCIPAL      AMORTIZED
SECURITY DESCRIPTION           AMOUNT         COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
SOUTH DAKOTA -- (2.0%)
Watertown, South Dakota
  Industrial Development,
  Revenue, 1.00%,
  8/1/2014.................  $  525,000    $   525,000
                                           -----------
VERMONT -- (3.9%)
Vermont Industrial
  Development Authority
  Hydroelectric, Revenue,
  1.25%, 12/1/2013.........   1,000,000      1,000,000
                                           -----------
WASHINGTON -- (1.3%)
Port Benton, Washington
  Economic Development
  Corporation, Revenue,
  1.15%, 11/1/2005.........     325,000        325,000
                                           -----------
WISCONSIN -- (9.7%)
Milwaukee, Wisconsin
  Industrial Development,
  Series A, Revenue, 1.00%,
  5/1/2010.................     600,000        600,000
Wisconsin State Health &
  Educational Facilities
  Authority, Marquette
  Dental Facilities, Series
  B-2, Revenue, 0.85%,
  10/1/2012................   1,000,000      1,000,000
Wisconsin State Health &
  Educational Facilities
  Authority, Series B,
  Revenue, 0.88%,
  8/1/2029.................     875,000        875,000
                                           -----------
                                             2,475,000
                                           -----------
TOTAL MUNICIPAL BONDS -- (Amortized
  Cost $15,710,000)....................     15,710,000
                                           -----------

                                   continued

LEADER TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            AMORTIZED
SECURITY DESCRIPTION           SHARES         COST
------------------------------------------------------
SHORT TERM INVESTMENTS -- (2.1%)
MUTUAL FUND -- (2.1%)
Goldman Sachs Financial
  Square Tax-Free Money
  Market Fund..............     550,926    $   550,926
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Amortized Cost $550,926)............        550,926
                                           -----------
TOTAL INVESTMENTS -- (Amortized Cost
  $25,639,926)(a) -- 99.9%.............     25,639,926
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%..................         37,865
                                           -----------
NET ASSETS -- 100.0%...................    $25,677,791
                                           ===========

---------------

(a) Cost for federal income tax and financial reporting is the same.

* Variable Rate Instruments. The rate presented is the rate in effect at August 31, 2003. The maturity date reflected is the final maturity date.

The Tax-Exempt Money Market Fund invests primarily in municipal debt instruments. The issuer's abilities to meet their obligations may be affected by economic developments in a specific industry or region. The Tax-Exempt Money Market Fund had the following concentrations at August 31, 2003, (as a percentage of total investments):

TAX-EXEMPT MONEY MARKET FUND:
  Airports & Flying Services................................   1.40%
  Educational Facilities....................................   7.50%
  Electric Services.........................................   9.00%
  Emergency Services........................................   3.90%
  Environmental Quality.....................................   9.40%
  General Obligation........................................   3.10%
  Health Services...........................................   8.90%
  Housing & Urban Development...............................   3.90%
  Hospitals.................................................   1.90%
  Industrial Revenue........................................  10.90%
  Municipal City............................................  12.00%
  Municipal County..........................................   3.90%
  Mutual Funds..............................................   2.10%
  Other Revenue.............................................   3.90%
  Regional Agency...........................................   7.80%
  State Infrastructure......................................   3.90%
  Urban & Community Development.............................   6.50%

              See accompanying notes to the financial statements.

                                                        LEADER MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PRINCIPAL      AMORTIZED
  SECURITY DESCRIPTION       AMOUNT           COST
------------------------------------------------------
COMMERCIAL PAPER -- (42.9%)(b)
APPLICATIONS SOFTWARE -- (4.3%)
Hitachi Business Solution
  Company, Limited,
  1.36%, 10/24/2003......  $10,000,000    $  9,979,978
                                          ------------
ASSET BACKED SECURITIES -- (9.3%)
Jade Capital Corporation,
  1.09%, 9/19/2003(c)....   12,000,000      11,993,220
Victory Capital Holdings
  Corporation, 0.99%,
  9/8/2003(c)............    9,507,000       9,504,948
                                          ------------
                                            21,498,168
                                          ------------
ENTERTAINMENT -- (4.8%)
Oakland-Alameda County
  Coliseum & Arena,
  1.11%, 10/1/2003(c)....   11,000,000      11,000,000
                                          ------------
FINANCIAL SERVICES -- (15.0%)
Associates Corporation
  NA, 1.11%, 6/25/2004...    5,000,000       5,000,000
Check Point Charlie,
  Incorporated, 0.75%,
  9/3/2003(c)............   10,000,000       9,999,389
Gotham Funding
  Corporation, 0.86%,
  9/4/2003(c)............    7,538,000       7,537,290
Rhineland Funding Capital
  Corporation, 1.14%,
  9/25/2003(c)...........   12,000,000      11,990,720
                                          ------------
                                            34,527,399
                                          ------------
INSURANCE -- (4.3%)
Oil Insurance, Limited,
  0.57%, 9/2/2003(c).....   10,000,000       9,999,689
                                          ------------
POLLUTION CONTROL -- (2.9%)
California Pollution
  Control, 1.10%,
  9/15/2003..............    6,800,000       6,800,000
                                          ------------

                            PRINCIPAL      AMORTIZED
  SECURITY DESCRIPTION       AMOUNT           COST
------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
REGULATION, ADMIN. OF UTILITIES -- (2.3%)
Transmission Authority of
  Northern California,
  1.30%, 11/3/2003(c)....  $ 5,325,000    $  5,325,000
                                          ------------
TOTAL COMMERCIAL PAPER -- (Amortized
  Cost $99,130,234)...................      99,130,234
                                          ------------
CORPORATE BONDS -- (35.0%)
FINANCIAL SERVICES -- (30.4%)
BRCH Corporation, 1.10%,
  12/1/2028*.............   12,200,000      12,200,000
CIT Group, Incorporated,
  2.36%, 11/25/2003*.....   10,000,000      10,000,000
General Electric Capital
  Corporation, 1.23%,
  5/20/2004*.............    2,500,000       2,503,076
General Electric Capital
  Corporation, 1.34%,
  2/6/2006*..............   13,000,000      13,015,848
Goldman Sachs Group,
  Incorporated, 1.28%,
  1/22/2004*.............    5,000,000       5,003,933
Goldman Sachs Group,
  Incorporated, 1.40%,
  7/9/2004*..............   10,000,000      10,023,108
International Lease
  Finance Corporation,
  5.50%, 6/7/2004........    9,000,000       9,292,697
Morgan Stanley, 1.28%,
  3/19/2004..............    6,500,000       6,508,284
Paine Webber Group,
  Incorporated, 1.91%,
  2/10/2004*.............    2,000,000       2,008,096
                                          ------------
                                            70,555,042
                                          ------------
INSURANCE -- (3.5%)
Monument Global Funding
  II, 1.25%, 7/1/2005*...    8,000,000       8,009,034
                                          ------------
TELECOMMUNICATIONS -- (1.1%)
Alltel Corporation,
  7.25%, 4/1/2004........    2,500,000       2,584,318
                                          ------------
TOTAL CORPORATE BONDS -- (Amortized
  Cost $81,148,394)...................      81,148,394
                                          ------------

                                   continued

LEADER MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PRINCIPAL      AMORTIZED
  SECURITY DESCRIPTION       AMOUNT           COST
------------------------------------------------------
GOVERNMENT BOND -- (11.2%)*
FEDERAL HOME LOAN BANK -- (11.2%)
1.60%, 12/30/2008........  $ 7,000,000    $  6,996,208
2.11%, 6/25/2013.........    7,000,000       6,999,999
2.18%, 8/14/2013.........    5,000,000       4,985,074
2.04%, 8/28/2013.........    7,000,000       7,000,000
                                          ------------
TOTAL GOVERNMENT BOND -- (Amortized
  Cost $25,981,281)...................      25,981,281
                                          ------------
MUNICIPAL BONDS -- (11.5%)*
HAWAII -- (2.5%)
Liliha Parking Company
  L.P., Revenue, 1.80%,
  8/1/2024...............    3,980,000       3,980,000
St. Francis Healthcare
  Foundation Hawaii,
  Revenue, 1.80%,
  8/1/2012...............    1,890,000       1,890,000
                                          ------------
                                             5,870,000
                                          ------------
MASSACHUSETTS -- (0.8%)
Massachusetts State
  Housing Finance Agency,
  Revenue, Series I,
  1.10%, 5/15/2031.......    1,800,000       1,800,000
                                          ------------
NEVADA -- (1.2%)
Nevada Housing, Division,
  Apache B, 1.39%,
  10/1/2026..............    1,520,000       1,520,000
Nevada Housing, Division,
  Flamingo B, 1.39%,
  10/1/2026..............    1,175,000       1,175,000
                                          ------------
                                             2,695,000
                                          ------------

                            PRINCIPAL      AMORTIZED
  SECURITY DESCRIPTION       AMOUNT           COST
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
NEW JERSEY -- (3.4%)
New Jersey Economic
  Development Authority
  Pension Funding
  Revenue, 1.06%,
  2/15/2029..............  $ 8,000,000    $  8,000,000
                                          ------------
NEW YORK -- (1.0%)
New York State Housing
  Financial Agency
  Revenue, 1.08%,
  11/1/2034..............    2,235,000       2,235,000
                                          ------------
UTAH -- (2.6%)
Utah Housing Corporation,
  Single Family Mortgage
  Revenue, 1.06%,
  7/1/2033...............    6,130,000       6,130,000
                                          ------------
TOTAL MUNICIPAL BONDS -- (Amortized
  Cost $26,730,000)...................      26,730,000
                                          ------------
TOTAL INVESTMENTS -- (Amortized Cost
  $232,989,909) (a) -- 100.6%.........     232,989,909
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.6)%....................      (1,424,283)
                                          ------------
NET ASSETS -- 100.0%..................    $231,565,626
                                          ============

---------------

(a) Cost for federal income tax and financial reporting is the same.

(b) The rate disclosed represents effective yield at purchase.

(c) Represents restricted securities purchased under Rule 144A, 4(2), or 3(A)2, which are exempt from registration under the Securities Act of 1933, as amended. The Advisor using procedures approved by the Board of Trustees has deemed these securities to be liquid.

* Variable Rate Instruments. The rate presented is the rate in effect at August 31, 2003. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

                                               LEADER TREASURY MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                PRINCIPAL     AMORTIZED
     SECURITY DESCRIPTION         AMOUNT        COST
--------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (99.3%)
FEDERAL HOME LOAN BANK -- (5.9%)
3.75%, 4/15/2004..............  $1,500,000   $ 1,523,149
3.375%, 6/15/2004.............   1,500,000     1,524,376
                                             -----------
                                               3,047,525
                                             -----------
FREDDIE MAC -- (5.9%)
3.25%, 12/15/2003.............   2,000,000     2,012,903
5.00%, 5/15/2004..............   1,000,000     1,028,025
                                             -----------
                                               3,040,928
                                             -----------
SALLIE MAE -- (6.7%)*
1.045%, 9/18/2003.............   2,500,000     2,499,970
1.067%, 11/20/2003............   1,000,000     1,000,029
                                             -----------
                                               3,499,999
                                             -----------
U.S. TREASURY BILLS -- (80.8%)(b)
0.67%, 9/4/2003...............   7,100,000     7,099,481
0.81%, 9/11/2003..............   4,000,000     3,999,011
0.80%, 9/18/2003..............   4,450,000     4,448,250
0.80%, 9/25/2003..............   5,000,000     4,997,233
0.85%, 10/2/2003..............   3,000,000     2,997,778
0.84%, 10/9/2003..............   3,000,000     2,997,308
0.87%, 10/16/2003.............   3,800,000     3,795,796

                                  SHARES
                                    OR
                                PRINCIPAL     AMORTIZED
     SECURITY DESCRIPTION         AMOUNT        COST
--------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
U.S. TREASURY BILLS -- (CONTINUED)
0.89%, 10/23/2003.............  $4,600,000   $ 4,594,086
0.89%, 10/30/2003.............   4,000,000     3,994,100
0.76%, 11/6/2003..............   3,000,000     2,995,820
                                             -----------
                                              41,918,863
                                             -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Amortized Cost $51,507,315)............    51,507,315
                                             -----------
SHORT TERM INVESTMENTS -- (0.6%)
MUTUAL FUND -- (0.6%)
Pacific Capital
  U.S. Government
  Securities Cash Assets
  Trust, Original Class.......     301,892       301,892
                                             -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $301,892).........................       301,892
                                             -----------
TOTAL INVESTMENTS --
  (Amortized Cost
  $51,809,207)(a) -- 99.9%................    51,809,207
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.....................        51,266
                                             -----------
NET ASSETS -- 100.0%......................   $51,860,473
                                             ===========

---------------

(a) Cost for federal income tax and financial reporting is the same.

(b) The rate disclosed represents effective yield at purchase.

* Variable rate instruments. The rate presented is the rate in effect at August 31, 2003. The maturity date reflected is the final maturity date.

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                LEADER           LEADER          LEADER
                                                                GROWTH          GROWTH &        BALANCED
                                                              EQUITY FUND     INCOME FUND         FUND
                                                              -----------     ------------     -----------
ASSETS:
Investments in securities, at cost..........................  $19,894,184     $119,384,866     $45,900,142
                                                              ===========     ============     ===========
Investments in securities, at value.........................  $23,640,194     $146,915,042     $47,666,018
Dividends and interest receivable...........................      17,613          384,289          258,607
Receivable for capital shares issued........................          --              646            5,312
Receivable for investments sold.............................          --               --               --
Prepaid expenses............................................      22,890            5,183            2,756
                                                              -----------     ------------     -----------
 Total Assets...............................................  23,680,697      147,305,160       47,932,693
                                                              -----------     ------------     -----------
LIABILITIES:
Dividends payable...........................................          --               --               --
Cash overdraft..............................................          --               --               --
Payable for capital shares redeemed.........................          --           44,100           44,798
Payable for investment securities purchased.................          --               --               --
Accrued expenses:
 Advisory fees..............................................       3,835           85,739           23,972
 Administration fees........................................         769            4,877            1,365
 Administrative service fees................................          25              661              293
 Distribution fees..........................................         373            2,073              434
 Shareholder service fees...................................          --               --               --
 Other......................................................      14,139           65,294           20,425
                                                              -----------     ------------     -----------
 Total Liabilities..........................................      19,141          202,744           91,287
                                                              -----------     ------------     -----------
NET ASSETS..................................................  $23,661,556     $147,102,416     $47,841,406
                                                              ===========     ============     ===========
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................  $20,088,617     $138,505,340     $50,513,970
Undistributed/(distributions in excess of) net investment
 income.....................................................          --          434,523          222,736
Accumulated net realized gains/(losses) on investments......    (173,071)     (19,367,623)      (4,661,176)
Net unrealized appreciation on investments..................   3,746,010       27,530,176        1,765,876
                                                              -----------     ------------     -----------
NET ASSETS..................................................  $23,661,556     $147,102,416     $47,841,406
                                                              ===========     ============     ===========
INSTITUTIONAL SHARES:
Net Assets..................................................  $22,087,851     $139,515,563     $46,703,930
                                                              ===========     ============     ===========
Shares of beneficial interest outstanding, no par value.....   1,936,600        6,143,747        4,938,825
                                                              ===========     ============     ===========
Net asset value, offering and redemption price per share....  $    11.41      $     22.71      $      9.46
                                                              ===========     ============     ===========
INVESTOR A SHARES:
Net Assets..................................................  $1,507,336      $ 6,992,202      $   757,390
                                                              ===========     ============     ===========
Shares of beneficial interest outstanding, no par value.....     132,312          308,329           80,247
                                                              ===========     ============     ===========
Net asset value and redemption price per share..............  $    11.39      $     22.68      $      9.44
                                                              ===========     ============     ===========
Maximum Sales Charge........................................        5.50%            5.50%            5.50%
                                                              ===========     ============     ===========
Maximum offering price (100%/(100%-Maximum Sales Charge) of
 net asset value adjusted to the nearest cent) per share....  $    12.05      $     24.00      $      9.99
                                                              ===========     ============     ===========
INVESTOR B SHARES:
Net Assets..................................................  $   66,369      $   594,651      $   380,086
                                                              ===========     ============     ===========
Shares of beneficial interest outstanding, no par value.....       5,844           26,340           40,537
                                                              ===========     ============     ===========
Net asset value and offering price per share*...............  $    11.36      $     22.58      $      9.38
                                                              ===========     ============     ===========
SWEEP SHARES:
Net Assets..................................................  $       --      $        --      $        --
                                                              ===========     ============     ===========
Shares of beneficial interest outstanding, no par value.....          --               --               --
                                                              ===========     ============     ===========
Net asset value, offering and redemption price per share....  $       --      $        --      $        --
                                                              ===========     ============     ===========

---------------
* Redemption price per share varies by the length of time the shares are held.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                           LEADER         LEADER        LEADER           LEADER           LEADER          LEADER
                                         TAX-EXEMPT    INTERMEDIATE   SHORT TERM    TAX-EXEMPT MONEY   MONEY MARKET   TREASURY MONEY
                                          BOND FUND     BOND FUND      BOND FUND      MARKET FUND          FUND        MARKET FUND
                                         -----------   ------------   -----------   ----------------   ------------   --------------
ASSETS:
Investments in securities, at cost...... $18,251,614   $105,594,034   $45,012,854     $25,639,926      $232,989,909    $51,809,207
                                         ===========   ============   ===========     ===========      ============    ===========
Investments in securities, at value..... $19,151,386   $110,025,808   $45,990,922     $25,639,926      $232,989,909    $51,809,207
Dividends and interest receivable.......    220,108       1,298,918       550,685          37,080          450,075          76,370
Receivable for capital shares issued....         --          96,487           548              --               --              --
Receivable for investments sold.........  1,713,576      22,855,131            --              --               --              --
Prepaid expenses........................      5,014           7,407         2,633          19,502           14,747           8,228
                                         -----------   ------------   -----------     -----------      ------------    -----------
 Total Assets........................... 21,090,084     134,283,751    46,544,788      25,696,508      233,454,731      51,893,805
                                         -----------   ------------   -----------     -----------      ------------    -----------
LIABILITIES:
Dividends payable.......................     50,199         421,343       133,239           7,355           93,543           5,976
Payable to custodian....................         --              --            --              --        1,588,725              --
Payable for capital shares redeemed.....         --          11,011         4,496              --               --              --
Payable for investment securities
 purchased..............................  1,222,710      13,820,365            --              --               --              --
ACCRUED EXPENSES:
 Advisory fees..........................         --          48,995        11,458           4,640           51,402           5,350
 Administration fees....................        561           3,953         1,603           1,345            6,641          13,460
 Administrative service fees............      2,410           1,548           983              --               --           4,373
 Distribution fees......................      1,774           1,903         1,693             480           38,838             329
 Shareholder service fees...............         --              --            --             236            4,237             162
 Other..................................     12,916          47,032        17,604           4,661          105,719           3,682
                                         -----------   ------------   -----------     -----------      ------------    -----------
 Total Liabilities......................  1,290,570      14,356,150       171,076          18,717        1,889,105          33,332
                                         -----------   ------------   -----------     -----------      ------------    -----------
NET ASSETS.............................. $19,799,514   $119,927,601   $46,373,712     $25,677,791      $231,565,626    $51,860,473
                                         ===========   ============   ===========     ===========      ============    ===========
COMPOSITION OF NET ASSETS:
Paid-in capital......................... $18,763,640   $115,400,501   $45,777,007     $25,678,669      $231,586,774    $51,857,710
Undistributed/(distributions in excess
 of) net investment income..............     (2,978)         10,432         1,644            (878)             255           1,381
Accumulated net realized gains/(losses)
 on investments.........................    139,080          84,894      (383,007)             --          (21,403)          1,382
Net unrealized appreciation on
 investments............................    899,772       4,431,774       978,068              --               --              --
                                         -----------   ------------   -----------     -----------      ------------    -----------
Net Assets.............................. $19,799,514   $119,927,601   $46,373,712     $25,677,791      $231,565,626    $51,860,473
                                         ===========   ============   ===========     ===========      ============    ===========
INSTITUTIONAL SHARES:
Net Assets.............................. $16,074,899   $113,877,781   $40,956,545     $22,835,510      $116,388,244    $48,578,719
                                         ===========   ============   ===========     ===========      ============    ===========
Shares of beneficial interest
 outstanding, no par value..............  1,558,893       8,841,359     4,005,877      22,843,376      116,399,642      48,587,016
                                         ===========   ============   ===========     ===========      ============    ===========
Net asset value, offering and redemption
 price per share........................ $    10.31    $      12.88   $     10.22     $      1.00      $      1.00     $      1.00
                                         ===========   ============   ===========     ===========      ============    ===========
INVESTOR A SHARES:
Net Assets.............................. $1,666,885    $  4,950,055   $ 4,136,243     $ 1,732,556      $93,449,878     $ 2,520,400
                                         ===========   ============   ===========     ===========      ============    ===========
Shares of beneficial interest
 outstanding, no par value..............    161,744         384,294       404,634       1,733,200       93,457,122       2,519,085
                                         ===========   ============   ===========     ===========      ============    ===========
Net asset value and redemption price per
 share.................................. $    10.31    $      12.88   $     10.22     $      1.00      $      1.00     $      1.00
                                         ===========   ============   ===========     ===========      ============    ===========
Maximum Sales Charge....................       4.75%           4.75%         4.75%             --               --              --
                                         ===========   ============   ===========     ===========      ============    ===========
Maximum offering price (100%/(100%-
 Maximum Sales Charge) of net asset
 value adjusted to the nearest cent) per
 share.................................. $    10.82    $      13.52   $     10.73     $        --      $        --     $        --
                                         ===========   ============   ===========     ===========      ============    ===========
INVESTOR B SHARES:
Net Assets.............................. $2,057,730    $  1,099,765   $ 1,280,924     $        --      $        --     $        --
                                         ===========   ============   ===========     ===========      ============    ===========
Shares of beneficial interest
 outstanding, no par value..............    199,742          85,742       125,169              --               --              --
                                         ===========   ============   ===========     ===========      ============    ===========
Net asset value and offering price per
 share*................................. $    10.30    $      12.83   $     10.23     $        --      $        --     $        --
                                         ===========   ============   ===========     ===========      ============    ===========
SWEEP SHARES:
Net Assets.............................. $       --    $         --   $        --     $ 1,109,725      $21,727,504     $   761,354
                                         ===========   ============   ===========     ===========      ============    ===========
Shares of beneficial interest
 outstanding, no par value..............         --              --            --       1,110,010       21,730,010         760,010
                                         ===========   ============   ===========     ===========      ============    ===========
Net asset value, offering and redemption
 price per share........................ $       --    $         --   $        --     $      1.00      $      1.00     $      1.00
                                         ===========   ============   ===========     ===========      ============    ===========

LEADER MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   LEADER           LEADER           LEADER
                                                                   GROWTH          GROWTH &         BALANCED
                                                               EQUITY FUND(a)     INCOME FUND         FUND
                                                               --------------     -----------     -------------
INVESTMENT INCOME:
Interest income.............................................     $   10,865       $   27,429       $1,167,221
Dividend income.............................................        122,127        3,189,499          463,659
                                                                 ----------       -----------      ----------
  Total Investment Income...................................        132,992        3,216,928        1,630,880
                                                                 ----------       -----------      ----------
EXPENSES:
Advisory fees...............................................         97,077        1,006,595          355,401
Administration fees.........................................         25,888          268,473           88,654
Administrative service fees -- Institutional Shares.........         36,904          385,548          130,966
Administrative service fees -- Investor B Shares............             25              661              293
Distribution fees -- Investor A Shares......................          1,896           16,301            1,959
Distribution fees -- Investor B Shares......................             76            1,971              877
Shareholder service fees -- Sweep Shares....................             --               --               --
Fund accounting fees........................................         39,417           58,836           55,425
Custodian fees..............................................          9,246           12,411            8,315
Transfer agent fees.........................................         38,921          162,609           80,014
Trustees' fees..............................................            676           10,125            2,992
Other.......................................................         23,926          118,567           37,720
                                                                 ----------       -----------      ----------
  Total Expenses............................................        274,052        2,042,097          762,616
  Expenses voluntarily waived by the Advisor................        (69,317)        (110,376)        (103,171)
  Expenses voluntarily waived by the Administrator and its
    affiliates..............................................        (36,904)        (385,548)        (130,966)
                                                                 ----------       -----------      ----------
  Net Expenses..............................................        167,831        1,546,173          528,479
                                                                 ----------       -----------      ----------
NET INVESTMENT INCOME/(LOSS)................................        (34,839)       1,670,755        1,102,401
                                                                 ----------       -----------      ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments..................       (173,071)     (11,595,116)      (3,221,645)
Change in unrealized appreciation/(depreciation) on
  investments...............................................      3,538,485       21,305,256        5,042,660
                                                                 ----------       -----------      ----------
Net realized and unrealized gains/(losses) on investments...      3,365,414        9,710,140        1,821,015
                                                                 ----------       -----------      ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     $3,330,575       $11,380,895      $2,923,416
                                                                 ==========       ===========      ==========

---------------

(a) From commencement of operations on December 9, 2002.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                           LEADER        LEADER        LEADER
                                         TAX-EXEMPT   INTERMEDIATE   SHORT TERM
                                         BOND FUND     BOND FUND     BOND FUND
                                         ----------   ------------   ----------
INVESTMENT INCOME:

Interest income......................... $ 812,146    $ 5,627,811    $1,725,679

Dividend income.........................     2,387         39,330     18,468
                                         ---------    -----------    ----------

 Total Investment Income................   814,533      5,667,141    1,744,147
                                         ---------    -----------    ----------

EXPENSES:

Advisory fees...........................    94,074        590,988    202,200

Administration fees.....................    37,639        236,432     73,622

Administrative service fees --
 Institutional Shares...................    50,488        341,587    103,441

Administrative service fees -- Investor
 B Shares...............................     2,410          1,548        983

Distribution fees -- Investor A
 Shares.................................     3,061         11,166      5,671

Distribution fees -- Investor B
 Shares.................................     7,238          4,591      2,948

Shareholder service -- Sweep Shares.....        --             --         --

Fund accounting fees....................    39,549         69,723     56,991

Custodian fees..........................     6,569         12,646      7,445

Transfer agent fees.....................    54,999         96,510     60,129

Trustees' fees..........................     1,439          4,953      2,649

Other...................................    24,982        110,960     36,648
                                         ---------    -----------    ----------

 Total Expenses.........................   322,448      1,481,104    552,727

 Expenses waived by the Advisor.........   (94,074)       (46,735)   (108,260)

 Expenses waived by the Administrator
 and its affiliates.....................   (57,316)      (341,587)   (103,441)
                                         ---------    -----------    ----------

 Net Expenses...........................   171,058      1,092,782    341,026
                                         ---------    -----------    ----------

NET INVESTMENT INCOME/(LOSS)............   643,475      4,574,359    1,403,121
                                         ---------    -----------    ----------

REALIZED AND UNREALIZED GAINS/(LOSSES)
 ON INVESTMENTS:

Net realized gains/(losses) on
 investments............................   144,412        974,503    (287,769)

Change in unrealized
 appreciation/(depreciation) on
 investments............................  (389,287)    (2,238,963)   1,189,129
                                         ---------    -----------    ----------

Net realized and unrealized
 gains/(losses) on investments..........  (244,875)    (1,264,460)   901,360
                                         ---------    -----------    ----------

CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS............................. $ 398,600    $ 3,309,899    $2,304,481
                                         =========    ===========    ==========

                                               LEADER           LEADER          LEADER
                                          TAX-EXEMPT MONEY   MONEY MARKET   TREASURY MONEY
                                            MARKET FUND          FUND        MARKET FUND
                                          ----------------   ------------   --------------
INVESTMENT INCOME:
Interest income.........................      $375,951        $4,190,031       $720,820
Dividend income.........................         5,869            26,757         12,797
                                              --------        ----------       --------
 Total Investment Income................       381,820         4,216,788        733,617
                                              --------        ----------       --------
EXPENSES:
Advisory fees...........................       115,838         1,048,893        227,862
Administration fees.....................        49,119           524,452        113,932
Administrative service fees --
 Institutional Shares...................        64,454           342,183        128,846
Administrative service fees -- Investor
 B Shares...............................            --                --             --
Distribution fees -- Investor A
 Shares.................................        10,339           476,823         18,526
Distribution fees -- Investor B
 Shares.................................            --                --             --
Shareholder service -- Sweep Shares.....         2,774            74,962          4,305
Fund accounting fees....................        34,215            92,960         46,711
Custodian fees..........................        12,329            29,084          9,996
Transfer agent fees.....................        12,372           261,918         77,499
Trustees' fees..........................         2,153            19,902          4,612
Other...................................        22,012           217,424         57,983
                                              --------        ----------       --------
 Total Expenses.........................       325,605         3,088,601        690,272
 Expenses waived by the Advisor.........       (76,868)         (393,336)      (153,319)
 Expenses waived by the Administrator
 and its affiliates.....................       (77,978)         (419,889)      (111,399)
                                              --------        ----------       --------
 Net Expenses...........................       170,759         2,275,376        425,554
                                              --------        ----------       --------
NET INVESTMENT INCOME/(LOSS)............       211,061         1,941,412        308,063
                                              --------        ----------       --------
REALIZED AND UNREALIZED GAINS/(LOSSES)
 ON INVESTMENTS:
Net realized gains/(losses) on
 investments............................            --           (18,862)         1,382
Change in unrealized
 appreciation/(depreciation) on
 investments............................            --                --             --
                                              --------        ----------       --------
Net realized and unrealized
 gains/(losses) on investments..........            --           (18,862)         1,382
                                              --------        ----------       --------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................      $211,061        $1,922,550       $309,445
                                              ========        ==========       ========

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      LEADER                      LEADER                              LEADER
                                GROWTH EQUITY FUND         GROWTH & INCOME FUND                    BALANCED FUND
                                ------------------   ---------------------------------   ---------------------------------
                                   PERIOD ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                AUGUST 31, 2003(a)   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2003   AUGUST 31, 2002
                                ------------------   ---------------   ---------------   ---------------   ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment
  income/(loss)...............     $   (34,839)       $  1,670,755      $  1,488,655       $ 1,102,401       $ 1,123,863
Net realized (losses) on
  investments.................        (173,071)        (11,595,116)       (2,590,768)       (3,221,645)         (504,400)
Change in unrealized
  appreciation/(depreciation)
  on investments..............       3,538,485          21,305,256       (26,544,862)        5,042,660        (1,660,602)
                                   -----------        ------------      ------------       -----------       -----------
Change in net assets resulting
  from operations.............       3,330,575          11,380,895       (27,646,975)        2,923,416        (1,041,139)
DIVIDENDS TO INSTITUTIONAL
  SHAREHOLDERS FROM:
Net investment income.........         (12,341)         (1,530,645)       (1,424,569)       (1,109,856)       (1,135,463)
Net realized gains............              --                  --                --                --                --
DIVIDENDS TO INVESTOR A
  SHAREHOLDERS FROM:
Net investment income.........            (158)            (47,478)          (18,991)          (14,301)           (8,918)
Net realized gains............              --                  --                --                --                --
DIVIDENDS TO INVESTOR B
  SHAREHOLDERS FROM:
Net investment income.........              --              (1,141)               --            (1,480)               --
Net realized gains............              --                  --                --                --                --
                                   -----------        ------------      ------------       -----------       -----------
Change in net assets from
  shareholder dividends.......         (12,499)         (1,579,264)       (1,443,560)       (1,125,637)       (1,144,381)
CAPITAL TRANSACTIONS:
Change in net assets from
  capital transactions........      20,343,480          (1,234,941)        2,848,212         2,411,831           873,594
                                   -----------        ------------      ------------       -----------       -----------
CHANGE IN NET ASSETS..........      23,661,556           8,566,690       (26,242,323)        4,209,610        (1,311,926)
NET ASSETS:
Beginning of period...........              --         138,535,726       164,778,049        43,631,796        44,943,722
                                   -----------        ------------      ------------       -----------       -----------
End of period.................     $23,661,556        $147,102,416      $138,535,726       $47,841,406       $43,631,796
                                   ===========        ============      ============       ===========       ===========
Undistributed Net Investment
  Income......................     $        --        $    434,523      $    343,032       $   222,736       $   245,972
                                   ===========        ============      ============       ===========       ===========

---------------

(a) From commencement of operations on December 9, 2002.

              See accompanying notes to the financial statements.

                                                             LEADER MUTUAL FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  LEADER                        LEADER                              LEADER
                           GROWTH EQUITY FUND(a)         GROWTH & INCOME FUND                    BALANCED FUND
                           ---------------------   ---------------------------------   ---------------------------------
                               PERIOD ENDED          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                              AUGUST 31, 2003      AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2003   AUGUST 31, 2002
                           ---------------------   ---------------   ---------------   ---------------   ---------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
 Proceeds from shares
   issued................       $21,012,495         $ 23,416,542      $ 42,749,283      $ 10,923,975       $7,630,294
 Dividends reinvested....               566              637,353           600,859         1,105,381        1,134,274
 Cost of shares
   redeemed..............        (2,088,762)         (27,958,226)      (43,696,456)      (10,185,078)      (8,171,475)
                                -----------         ------------      ------------      ------------       ----------
   Change................        18,924,299           (3,904,331)         (346,314)        1,844,278          593,093
                                -----------         ------------      ------------      ------------       ----------
INVESTOR A SHARES:
 Proceeds from shares
   issued................         1,613,211            3,632,709         4,029,695           387,440          421,672
 Dividends reinvested....               158               42,026            17,358            14,121            8,673
 Cost of shares
   redeemed..............          (257,732)          (1,548,516)         (852,527)         (206,967)        (149,844)
                                -----------         ------------      ------------      ------------       ----------
   Change................         1,355,637            2,126,219         3,194,526           194,594          280,501
                                -----------         ------------      ------------      ------------       ----------
INVESTOR B SHARES:
 Proceeds from shares
   issued................            63,898              565,150                --           374,456               --
 Dividends reinvested....                --                1,116                --             1,397               --
 Cost of shares
   redeemed..............              (354)             (23,095)               --            (2,894)              --
                                -----------         ------------      ------------      ------------       ----------
   Change................            63,544              543,171                --           372,959               --
                                -----------         ------------      ------------      ------------       ----------
Change in net assets from
 capital transactions....       $20,343,480         $ (1,234,941)     $  2,848,212      $  2,411,831       $  873,594
                                ===========         ============      ============      ============       ==========
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
 Issued..................         2,141,712            1,130,959         1,748,306         1,197,751          820,465
 Reinvested..............                61               30,974            24,762           121,544          122,769
 Redeemed................          (205,173)          (1,355,095)       (1,811,030)       (1,122,811)        (887,724)
                                -----------         ------------      ------------      ------------       ----------
   Change................         1,936,600             (193,162)          (37,962)          196,484           55,510
                                -----------         ------------      ------------      ------------       ----------
INVESTOR A SHARES:
 Issued..................           157,519              173,035           168,875            42,187           45,447
 Reinvested..............                17                2,043               716             1,553              940
 Redeemed................           (25,224)             (74,983)          (35,765)          (22,572)         (16,422)
                                -----------         ------------      ------------      ------------       ----------
   Change................           132,312              100,095           133,826            21,168           29,965
                                -----------         ------------      ------------      ------------       ----------
INVESTOR B SHARES:
 Issued..................             5,880               27,368                --            40,708               --
 Reinvested..............                --                   55                --               151               --
 Redeemed................               (36)              (1,083)               --              (322)              --
                                -----------         ------------      ------------      ------------       ----------
   Change................             5,844               26,340                --            40,537               --
                                -----------         ------------      ------------      ------------       ----------
Change from share
 transactions............         2,074,756              (66,727)           95,864           258,189           85,475
                                ===========         ============      ============      ============       ==========

(a) From commencement of operations on December 9, 2002.

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            LEADER                              LEADER
                                                     TAX-EXEMPT BOND FUND               INTERMEDIATE BOND FUND
                                               ---------------------------------   ---------------------------------
                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2003   AUGUST 31, 2002
                                               ---------------   ---------------   ---------------   ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income........................    $   643,475       $   744,858      $  4,574,359      $  6,024,206
Net realized gains on investments............        144,412           201,613           974,503         1,318,215
Change in unrealized appreciation/
  (depreciation) on investments..............       (389,287)          (18,917)       (2,238,963)        1,729,713
                                                 -----------       -----------      ------------      ------------
Change in net assets resulting from
  operations.................................        398,600           927,554         3,309,899         9,072,134
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS FROM:
Net investment income........................       (594,551)         (729,975)       (4,887,073)       (5,929,355)
Net realized gains...........................        (18,730)         (180,069)         (608,278)               --
DIVIDENDS TO INVESTOR A SHAREHOLDERS FROM:
Net investment income........................        (31,340)          (14,883)         (147,983)          (84,055)
Net realized gains...........................           (746)           (3,521)          (19,107)               --
DIVIDENDS TO INVESTOR B SHAREHOLDERS FROM:
Net investment income........................        (20,562)               --           (19,818)               --
Net realized gains...........................             --                --              (848)               --
                                                 -----------       -----------      ------------      ------------
Change in net assets from shareholder
  dividends..................................       (665,929)         (928,448)       (5,683,107)       (6,013,410)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions...............................      2,013,552        (3,565,121)        9,090,140       (17,343,610)
                                                 -----------       -----------      ------------      ------------
CHANGE IN NET ASSETS.........................      1,746,223        (3,566,015)        6,716,932       (14,284,886)
NET ASSETS:
  Beginning of period........................     18,053,291        21,619,306       113,210,669       127,495,555
                                                 -----------       -----------      ------------      ------------
  End of period..............................    $19,799,514       $18,053,291      $119,927,601      $113,210,669
                                                 ===========       ===========      ============      ============
Undistributed/(distributions in excess of)
net investment income........................    $    (2,978)      $        --      $     10,432      $      9,425
                                                 ===========       ===========      ============      ============

              See accompanying notes to the financial statements.

                                                             LEADER MUTUAL FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             LEADER                              LEADER
                                                      TAX-EXEMPT BOND FUND               INTERMEDIATE BOND FUND
                                                ---------------------------------   ---------------------------------
                                                  YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2003   AUGUST 31, 2002
                                                ---------------   ---------------   ---------------   ---------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued.................    $1,807,855        $ 2,725,047       $26,116,935      $ 17,735,388
  Dividends reinvested........................        25,336             34,378           877,011           584,051
  Cost of shares redeemed.....................    (3,040,985)        (6,629,410)      (21,610,211)      (37,195,215)
                                                  ----------        -----------       -----------      ------------
    Change....................................    (1,207,794)        (3,869,985)        5,383,735       (18,875,776)
                                                  ----------        -----------       -----------      ------------
INVESTOR A SHARES:
  Proceeds from shares issued.................     1,268,036            357,499         3,537,261         2,432,307
  Dividends reinvested........................        26,492             14,449           134,578            62,478
  Cost of shares redeemed.....................      (166,446)           (67,084)       (1,092,198)         (962,619)
                                                  ----------        -----------       -----------      ------------
    Change....................................     1,128,082            304,864         2,579,641         1,532,166
                                                  ----------        -----------       -----------      ------------
INVESTOR B SHARES:
  Proceeds from shares issued.................     2,295,232                 --         1,307,627                --
  Dividends reinvested........................        13,381                 --            15,817                --
  Cost of shares redeemed.....................      (215,349)                --          (196,680)               --
                                                  ----------        -----------       -----------      ------------
    Change....................................     2,093,264                 --         1,126,764                --
                                                  ----------        -----------       -----------      ------------
Change in net assets from capital
  transactions................................    $2,013,552        $(3,565,121)      $ 9,090,140      $(17,343,610)
                                                  ==========        ===========       ===========      ============
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued......................................       172,646            265,553         1,978,316         1,389,009
  Reinvested..................................         2,423              3,351            66,706            45,612
  Redeemed....................................      (291,214)          (641,414)       (1,639,145)       (2,901,493)
                                                  ----------        -----------       -----------      ------------
    Change....................................      (116,145)          (372,510)          405,877        (1,466,872)
                                                  ----------        -----------       -----------      ------------
INVESTOR A SHARES:
  Issued......................................       121,481             34,701           268,481           189,753
  Reinvested..................................         2,532              1,412            10,212             4,886
  Redeemed....................................       (15,836)            (6,527)          (82,890)          (75,031)
                                                  ----------        -----------       -----------      ------------
    Change....................................       108,177             29,586           195,803           119,608
                                                  ----------        -----------       -----------      ------------
INVESTOR B SHARES:
  Issued......................................       219,359                 --            99,556                --
  Reinvested..................................         1,278                 --             1,202                --
  Redeemed....................................       (20,895)                --           (15,016)               --
                                                  ----------        -----------       -----------      ------------
    Change....................................       199,742                 --            85,742                --
                                                  ----------        -----------       -----------      ------------
Change from share transactions................       191,774           (342,924)          687,422        (1,347,264)
                                                  ==========        ===========       ===========      ============

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            LEADER                              LEADER
                                                     SHORT TERM BOND FUND            TAX-EXEMPT MONEY MARKET FUND
                                               ---------------------------------   ---------------------------------
                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2003   AUGUST 31, 2002
                                               ---------------   ---------------   ---------------   ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income........................    $ 1,403,121       $ 1,056,634       $   211,061       $   277,747
Net realized gains/(losses) on investments...       (287,769)          (74,806)               --               725
Change in unrealized appreciation/
  (depreciation) on investments..............      1,189,129          (433,750)               --                --
                                                 -----------       -----------       -----------       -----------
Change in net assets resulting from
  operations.................................      2,304,481           548,078           211,061           278,472
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS FROM:
Net investment income........................     (1,323,969)       (1,038,065)         (206,531)         (247,619)
Net realized gains...........................             --            (2,484)               --                --
DIVIDENDS TO INVESTOR A SHAREHOLDERS FROM:
Net investment income........................        (65,825)          (26,028)           (7,781)          (21,808)
Net realized gains...........................             --               (53)               --                --
DIVIDENDS TO INVESTOR B SHAREHOLDERS FROM:
Net investment income........................        (10,245)               --                --                --
Net realized gains...........................             --                --                --                --
DIVIDENDS TO SWEEP SHAREHOLDERS FROM:
Net investment income........................             --                --            (6,082)           (8,320)
Net realized gains...........................             --                --                --                --
                                                 -----------       -----------       -----------       -----------
Change in net assets from shareholder
  dividends..................................     (1,400,039)       (1,066,630)         (220,394)         (277,747)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions...............................     16,349,255        11,679,158        (1,639,627)       (5,706,436)
                                                 -----------       -----------       -----------       -----------
CHANGE IN NET ASSETS.........................     17,253,697        11,160,606        (1,648,960)       (5,705,711)
NET ASSETS:
  Beginning of period........................     29,120,015        17,959,409        27,326,751        33,032,462
                                                 -----------       -----------       -----------       -----------
  End of period..............................    $46,373,712       $29,120,015       $25,677,791       $27,326,751
                                                 ===========       ===========       ===========       ===========
Undistributed/(distributions in excess of)
Net Investment Income........................    $     1,644       $    (1,438)      $      (878)      $     8,455
                                                 ===========       ===========       ===========       ===========

              See accompanying notes to the financial statements.

                                                             LEADER MUTUAL FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             LEADER                              LEADER
                                                      SHORT TERM BOND FUND            TAX-EXEMPT MONEY MARKET FUND
                                                ---------------------------------   ---------------------------------
                                                  YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2003   AUGUST 31, 2002
                                                ---------------   ---------------   ---------------   ---------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued.................    $17,791,061      $ 15,658,902       $38,230,476       $38,706,342
  Dividends reinvested........................        398,041           393,766                --                --
  Cost of shares redeemed.....................     (6,271,384)       (5,289,778)      (39,325,403)      (42,530,305)
                                                  -----------      ------------       -----------       -----------
    Change....................................     11,917,718        10,762,890        (1,094,927)       (3,823,963)
                                                  -----------      ------------       -----------       -----------
INVESTOR A SHARES:
  Proceeds from shares issued.................      3,373,552         1,113,547         5,193,075         8,079,984
  Dividends reinvested........................         52,019            20,270             8,860            24,766
  Cost of shares redeemed.....................       (278,081)         (217,549)       (5,746,635)       (9,987,223)
                                                  -----------      ------------       -----------       -----------
    Change....................................      3,147,490           916,268          (544,700)       (1,882,473)
                                                  -----------      ------------       -----------       -----------
INVESTOR B SHARES:
  Proceeds from shares issued.................      1,311,479                --                --                --
  Dividends reinvested........................          7,274                --                --                --
  Cost of shares redeemed.....................        (34,706)               --                --                --
                                                  -----------      ------------       -----------       -----------
    Change....................................      1,284,047                --                --                --
                                                  -----------      ------------       -----------       -----------
SWEEP SHARES:
  Proceeds from shares issued.................             --                --                --                --
  Cost of shares redeemed.....................             --                --                --                --
                                                  -----------      ------------       -----------       -----------
    Change....................................             --                --                --                --
                                                  -----------      ------------       -----------       -----------
Change in net assets from capital
  transactions................................    $16,349,255      $ 11,679,158       $(1,639,627)      $(5,706,436)
                                                  ===========      ============       ===========       ===========
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued......................................      1,749,544         1,555,751        38,230,476        38,706,342
  Reinvested..................................         39,239            39,324                --                --
  Redeemed....................................       (615,994)         (530,361)      (39,325,403)      (42,530,305)
                                                  -----------      ------------       -----------       -----------
    Change....................................      1,172,789         1,064,714        (1,094,927)       (3,823,963)
                                                  -----------      ------------       -----------       -----------
INVESTOR A SHARES:
  Issued......................................        329,178           110,109         5,193,075         8,079,984
  Reinvested..................................          5,112             2,038             8,860            24,766
  Redeemed....................................        (27,165)          (21,528)       (5,746,635)       (9,987,223)
                                                  -----------      ------------       -----------       -----------
    Change....................................        307,125            90,619          (544,700)       (1,882,473)
                                                  -----------      ------------       -----------       -----------
INVESTOR B SHARES:
  Issued......................................        127,861                --                --                --
  Reinvested..................................            704                --                --                --
  Redeemed....................................         (3,396)               --                --                --
                                                  -----------      ------------       -----------       -----------
    Change....................................        125,169                --                --                --
                                                  -----------      ------------       -----------       -----------
SWEEP SHARES:
  Issued......................................             --                --                --                --
  Reinvested..................................             --                --                --                --
  Redeemed....................................             --                --                --                --
                                                  -----------      ------------       -----------       -----------
    Change....................................             --                --                --                --
                                                  ===========      ============       ===========       ===========
Change from share transactions................      1,605,083         1,155,333        (1,639,627)       (5,706,436)
                                                  ===========      ============       ===========       ===========

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            LEADER                              LEADER
                                                       MONEY MARKET FUND              TREASURY MONEY MARKET FUND
                                               ---------------------------------   ---------------------------------
                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                               AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2003   AUGUST 31, 2002
                                               ---------------   ---------------   ---------------   ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income........................   $  1,941,412      $   6,109,581      $   308,063      $  1,420,776
Net realized gains/(losses) on investments...        (18,862)             1,676            1,382            59,449
Change in unrealized appreciation/
  (depreciation) on investments..............             --                 --               --                --
                                                ------------      -------------      -----------      ------------
Change in net assets resulting from
  operations.................................      1,922,550          6,111,257          309,445         1,480,225
DIVIDENDS TO INSTITUTIONAL SHAREHOLDERS FROM:
Net investment income........................     (1,296,126)        (4,452,739)        (327,412)       (1,236,655)
Net realized gains...........................             --                 --          (20,333)               --
DIVIDENDS TO INVESTOR A SHAREHOLDERS FROM:
Net investment income........................       (444,940)        (1,344,692)         (11,296)          (90,672)
Net realized gains...........................             --                 --           (1,376)               --
DIVIDENDS TO SWEEP SHAREHOLDERS FROM:
Net investment income........................       (200,346)          (312,150)         (11,606)          (93,449)
Net realized gains...........................             --                 --           (1,374)               --
                                                ------------      -------------      -----------      ------------
Change in net assets from shareholder
  dividends..................................     (1,941,412)        (6,109,581)        (373,397)       (1,420,776)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions...............................    (78,745,313)      (133,665,963)      (9,293,662)      (53,632,916)
                                                ------------      -------------      -----------      ------------
CHANGE IN NET ASSETS.........................    (78,764,175)      (133,664,287)      (9,357,614)      (53,573,467)
NET ASSETS:
  Beginning of period........................    310,329,801        443,994,088       61,218,087       114,791,554
                                                ------------      -------------      -----------      ------------
  End of period..............................   $231,565,626      $ 310,329,801      $51,860,473      $ 61,218,087
                                                ============      =============      ===========      ============
Undistributed Net Investment Income..........   $        255      $         255      $     1,381      $     43,632
                                                ============      =============      ===========      ============

              See accompanying notes to the financial statements.

                                                             LEADER MUTUAL FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             LEADER                              LEADER
                                                        MONEY MARKET FUND              TREASURY MONEY MARKET FUND
                                                ---------------------------------   ---------------------------------
                                                  YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2003   AUGUST 31, 2002
                                                ---------------   ---------------   ---------------   ---------------
CAPITAL TRANSACTIONS:
INSTITUTIONAL SHARES:
  Proceeds from shares issued.................   $ 707,390,912     $ 872,128,276     $141,433,833      $198,292,201
  Dividends reinvested........................         237,202           368,534            1,843                --
  Cost of shares redeemed.....................    (769,745,809)     (996,882,421)    (146,212,158)     (244,166,524)
                                                 -------------     -------------     ------------      ------------
    Change....................................     (62,117,695)     (124,385,611)      (4,776,482)      (45,874,323)
                                                 -------------     -------------     ------------      ------------
INVESTOR A SHARES:
  Proceeds from shares issued.................     113,710,604       212,821,544        4,211,038         4,511,046
  Dividends reinvested........................         505,688         1,511,480           14,873           110,724
  Cost of shares redeemed.....................    (130,843,910)     (208,613,376)      (5,743,091)       (9,380,363)
                                                 -------------     -------------     ------------      ------------
    Change....................................     (16,627,618)        5,719,648       (1,517,180)       (4,758,593)
                                                 -------------     -------------     ------------      ------------
SWEEP SHARES:
  Proceeds from shares issued.................     158,000,000        28,000,000               --         8,000,000
  Cost of shares redeemed.....................    (158,000,000)      (43,000,000)      (3,000,000)      (11,000,000)
                                                 -------------     -------------     ------------      ------------
    Change....................................              --       (15,000,000)      (3,000,000)       (3,000,000)
                                                 -------------     -------------     ------------      ------------
Change in net assets from capital
  transactions................................   $ (78,745,313)    $(133,665,963)    $ (9,293,662)     $(53,632,916)
                                                 =============     =============     ============      ============
SHARE TRANSACTIONS:
INSTITUTIONAL SHARES:
  Issued......................................     707,390,912       872,128,276      141,433,833       198,292,201
  Reinvested..................................         237,202           368,534            1,843                --
  Redeemed....................................    (769,745,809)     (996,882,421)    (146,212,158)     (244,166,524)
                                                 -------------     -------------     ------------      ------------
    Change....................................     (62,117,695)     (124,385,611)      (4,776,482)      (45,874,323)
                                                 -------------     -------------     ------------      ------------
INVESTOR A SHARES:
  Issued......................................     113,710,604       212,821,544        4,211,038         4,511,046
  Reinvested..................................         505,688         1,511,480           14,873           110,724
  Redeemed....................................    (130,843,910)     (208,613,376)      (5,743,091)       (9,380,363)
                                                 -------------     -------------     ------------      ------------
    Change....................................     (16,627,618)        5,719,648       (1,517,180)       (4,758,593)
                                                 -------------     -------------     ------------      ------------
SWEEP SHARES:
  Issued......................................     158,000,000        28,000,000               --         8,000,000
  Reinvested..................................              --                --               --                --
  Redeemed....................................    (158,000,000)      (43,000,000)      (3,000,000)      (11,000,000)
                                                 -------------     -------------     ------------      ------------
    Change....................................              --       (15,000,000)      (3,000,000)       (3,000,000)
                                                 =============     =============     ============      ============
Change from share transactions................     (78,745,313)     (133,665,963)      (9,293,662)      (53,632,916)
                                                 =============     =============     ============      ============

              See accompanying notes to the financial statements.

LEADER MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       INVESTMENT ACTIVITIES                LESS DIVIDENDS FROM:
                                            -------------------------------------------   ------------------------
                                NET ASSET                    NET REALIZED      TOTAL                       NET
                                 VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                BEGINNING    INVESTMENT     GAINS (LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
INSTITUTIONAL SHARES            OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
--------------------            ---------   -------------   --------------   ----------   ----------   -----------
LEADER GROWTH EQUITY FUND
Period Ended August 31,
  2003*.......................   $10.00        $(0.01)          $ 1.43         $ 1.42       $(0.01)      $   --

LEADER GROWTH & INCOME FUND
Year Ended August 31, 2003....    21.17          0.25             1.54           1.79        (0.25)          --
Year Ended August 31, 2002....    25.55          0.22            (4.38)         (4.16)       (0.22)          --
Year Ended August 31, 2001....    34.97          0.27            (8.52)         (8.25)       (0.29)       (0.88)
Year Ended August 31, 2000....    30.37          0.32             4.75           5.07        (0.32)       (0.15)
Year Ended August 31, 1999....    23.46          0.30             7.53           7.83        (0.27)       (0.65)

LEADER BALANCED FUND
Year Ended August 31, 2003....     9.09          0.22             0.38           0.60        (0.23)          --
Year Ended August 31, 2002....     9.53          0.23            (0.43)         (0.20)       (0.24)          --
Period Ended August 31,
  2001**......................    10.00          0.20            (0.53)         (0.33)       (0.14)          --

LEADER TAX-EXEMPT BOND FUND
Year Ended August 31, 2003....    10.44          0.37            (0.12)          0.25        (0.37)       (0.01)
Year Ended August 31, 2002....    10.44          0.42             0.10           0.52        (0.42)       (0.10)
Year Ended August 31, 2001....    10.07          0.45             0.43           0.88        (0.45)       (0.06)
Period Ended August 31,
  2000***.....................    10.00          0.05             0.07           0.12        (0.05)          --

LEADER INTERMEDIATE BOND FUND
Year Ended August 31, 2003....    13.13          0.52            (0.13)          0.39        (0.57)       (0.07)
Year Ended August 31, 2002....    12.79          0.67             0.34           1.01        (0.67)          --
Year Ended August 31, 2001....    11.97          0.72             0.82           1.54        (0.72)          --
Year Ended August 31, 2000....    12.04          0.74            (0.07)          0.67        (0.74)          --
Year Ended August 31, 1999....    13.00          0.72            (0.96)         (0.24)       (0.72)          --

LEADER SHORT TERM BOND FUND
Year Ended August 31, 2003....     9.94          0.39             0.28           0.67        (0.39)          --
Year Ended August 31, 2002....    10.12          0.41            (0.18)          0.23        (0.41)          --(e)
Period Ended August 31,
  2001****....................    10.00          0.30             0.12           0.42        (0.30)          --

LEADER TAX-EXEMPT MONEY MARKET
  FUND
Year Ended August 31, 2003....     1.00          0.01               --           0.01        (0.01)          --
Year Ended August 31, 2002....     1.00          0.01               --(e)        0.01        (0.01)          --
Period Ended August 31,
  2001*****...................     1.00          0.03               --(e)        0.03        (0.03)          --

LEADER MONEY MARKET FUND
Year Ended August 31, 2003....     1.00          0.01               --(e)        0.01        (0.01)          --
Year Ended August 31, 2002....     1.00          0.02               --(e)        0.02        (0.02)          --
Year Ended August 31, 2001....     1.00          0.05               --(e)        0.05        (0.05)          --
Year Ended August 31, 2000....     1.00          0.06               --(e)        0.06        (0.06)          --
Period Ended August 31,
  1999******..................     1.00          0.01               --(e)        0.01        (0.01)          --

LEADER TREASURY MONEY MARKET
  FUND
Year Ended August 31, 2003....     1.00          0.01               --(e)        0.01        (0.01)          --(e)
Year Ended August 31, 2002....     1.00          0.02               --(e)        0.02        (0.02)          --
Period Ended August 31,
  2001*****...................     1.00          0.05               --(e)        0.05        (0.05)          --

---------------

*       From the commencement of operations on December 9, 2002.
**      From the commencement of operations on January 3, 2001.
***     From the commencement of operations on July 24, 2000.
****    From the commencement of operations on January 5, 2001.
*****   From the commencement of operations on September 6, 2000.
******  From the commencement of operations on July 7, 1999.

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)  Not annualized for periods less than one year.
(d)  Annualized for periods less than one year.
(e)  Amount less than $0.005.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     NET ASSET
                                                       VALUE,
INSTITUTIONAL                              TOTAL       END OF       TOTAL
SHARES                                   DIVIDENDS     PERIOD     RETURN(c)
-------------                            ---------   ----------   ---------
LEADER GROWTH EQUITY FUND
For the Period Ended August 31, 2003*...  $(0.01)      $11.41       14.18%

LEADER GROWTH & INCOME FUND
Year Ended August 31, 2003..............   (0.25)       22.71        8.57%
Year Ended August 31, 2002..............   (0.22)       21.17      (16.38)%
Year Ended August 31, 2001..............   (1.17)       25.55      (23.98)%
Year Ended August 31, 2000..............   (0.47)       34.97       16.80%
Year Ended August 31, 1999..............   (0.92)       30.37       33.73%

LEADER BALANCED FUND
Year Ended August 31, 2003..............   (0.23)        9.46        6.78%
Year Ended August 31, 2002..............   (0.24)        9.09       (2.11)%
Period Ended August 31, 2001**..........   (0.14)        9.53       (3.35)%

LEADER TAX-EXEMPT BOND FUND
Year Ended August 31, 2003..............   (0.38)       10.31        2.41%
Year Ended August 31, 2002..............   (0.52)       10.44        5.29%
Year Ended August 31, 2001..............   (0.51)       10.44        8.92%
Period Ended August 31, 2000***.........   (0.05)       10.07        1.16%

LEADER INTERMEDIATE BOND FUND
Year Ended August 31, 2003..............   (0.64)       12.88        2.96%
Year Ended August 31, 2002..............   (0.67)       13.13        8.17%
Year Ended August 31, 2001..............   (0.72)       12.79       13.18%
Year Ended August 31, 2000..............   (0.74)       11.97        5.86%
Year Ended August 31, 1999..............   (0.72)       12.04       (1.97)%

LEADER SHORT TERM BOND FUND
Year Ended August 31, 2003..............   (0.39)       10.22        6.86%
Year Ended August 31, 2002..............   (0.41)        9.94        2.30%
Period Ended August 31, 2001****........   (0.30)       10.12        4.26%

LEADER TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2003..............   (0.01)        1.00        0.80%
Year Ended August 31, 2002..............   (0.01)        1.00        1.00%
Period Ended August 31, 2001*****.......   (0.03)        1.00        2.97%

LEADER MONEY MARKET FUND
Year Ended August 31, 2003..............   (0.01)        1.00        0.97%
Year Ended August 31, 2002..............   (0.02)        1.00        1.75%
Year Ended August 31, 2001..............   (0.05)        1.00        5.14%
Year Ended August 31, 2000..............   (0.06)        1.00        5.60%
Period Ended August 31, 1999******......   (0.01)        1.00        0.67%

LEADER TREASURY MONEY MARKET FUND
Year Ended August 31, 2003..............   (0.01)        1.00        0.66%
Year Ended August 31, 2002..............   (0.02)        1.00        1.71%
Period Ended August 31, 2001*****.......   (0.05)        1.00        4.88%

                                                                    RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------------------------------------
                                          NET ASSETS,        NET         NET INVESTMENT
                                            END OF        EXPENSES      INCOME/(LOSS) TO       EXPENSES       PORTFOLIO
INSTITUTIONAL                               PERIOD       TO AVERAGE       AVERAGE NET         TO AVERAGE      TURNOVER
SHARES                                      (000'S)     NET ASSETS(d)      ASSETS(d)       NET ASSETS(a)(d)    RATE(b)
-------------                             -----------   -------------   ----------------   ----------------   ---------
LEADER GROWTH EQUITY FUND
For the Period Ended August 31, 2003*...   $ 22,088         1.27%            (0.25)%             2.11%             8%
LEADER GROWTH & INCOME FUND
Year Ended August 31, 2003..............    139,516         1.14%             1.26%              1.52%            12%
Year Ended August 31, 2002..............    134,134         1.09%             0.95%              1.50%             4%
Year Ended August 31, 2001..............    162,881         1.00%             0.94%              1.45%             6%
Year Ended August 31, 2000..............    177,528         0.82%             0.99%              1.32%            17%
Year Ended August 31, 1999..............    145,919         0.87%             1.05%              1.37%             9%
LEADER BALANCED FUND
Year Ended August 31, 2003..............     46,704         1.18%             2.49%              1.71%            32%
Year Ended August 31, 2002..............     43,096         1.28%             2.52%              1.80%             2%
Period Ended August 31, 2001**..........     44,667         1.11%             3.03%              1.70%             8%
LEADER TAX-EXEMPT BOND FUND
Year Ended August 31, 2003..............     16,075         0.84%             3.52%              1.68%            39%
Year Ended August 31, 2002..............     17,494         0.82%             4.14%              1.65%             0%
Year Ended August 31, 2001..............     21,369         0.75%             4.38%              1.51%            22%
Period Ended August 31, 2000***.........     22,261         0.87%             4.26%              1.32%             9%
LEADER INTERMEDIATE BOND FUND
Year Ended August 31, 2003..............    113,878         0.91%             3.89%              1.25%            56%
Year Ended August 31, 2002..............    110,737         0.84%             5.26%              1.21%            61%
Year Ended August 31, 2001..............    126,615         0.82%             5.78%              1.22%            20%
Year Ended August 31, 2000..............    131,101         0.79%             6.28%              1.14%            14%
Year Ended August 31, 1999..............     80,607         0.82%             5.69%              1.17%            16%
LEADER SHORT TERM BOND FUND
Year Ended August 31, 2003..............     40,957         0.90%             3.84%              1.50%            37%
Year Ended August 31, 2002..............     28,151         0.98%             4.05%              1.67%            20%
Period Ended August 31, 2001****........     17,890         0.96%             4.50%              1.83%            22%
LEADER TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2003..............     22,836         0.55%             0.77%              1.11%           N/A
Year Ended August 31, 2002..............     23,939         0.76%             1.02%              1.40%           N/A
Period Ended August 31, 2001*****.......     27,762         0.65%             2.91%              1.23%           N/A
LEADER MONEY MARKET FUND
Year Ended August 31, 2003..............    116,388         0.66%             0.95%              1.09%           N/A
Year Ended August 31, 2002..............    178,515         0.61%             1.81%              1.04%           N/A
Year Ended August 31, 2001..............    302,900         0.54%             5.05%              0.99%           N/A
Year Ended August 31, 2000..............    276,186         0.51%             5.50%              1.02%           N/A
Period Ended August 31, 1999******......    166,335         0.51%             4.35%              1.02%           N/A
LEADER TREASURY MONEY MARKET FUND
Year Ended August 31, 2003..............     48,579         0.72%             0.56%              1.20%           N/A
Year Ended August 31, 2002..............     53,412         0.60%             1.75%              1.15%           N/A
Period Ended August 31, 2001*****.......     99,236         0.58%             4.60%              1.14%           N/A

LEADER MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                        INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM
                                                    ------------------------------                ------------------------
                                        NET ASSET                    NET REALIZED      TOTAL                       NET
                                         VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                        BEGINNING    INVESTMENT     GAINS (LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
INVESTOR A                              OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
----------                              ---------   -------------   --------------   ----------   ----------   -----------
LEADER GROWTH EQUITY FUND
Period Ended August 31, 2003*.........   $ 10.00       $ (0.03)         $ 1.42         $ 1.39       $   --(f)    $   --
LEADER GROWTH & INCOME FUND
Year Ended August 31, 2003............     21.14          0.18            1.55           1.73        (0.19)          --
Year Ended August 31, 2002............     25.50          0.17           (4.37)         (4.20)       (0.16)          --
Period Ended August 31, 2001**........     31.45          0.18           (5.07)         (4.89)       (0.18)       (0.88)
LEADER BALANCED FUND
Year Ended August 31, 2003............      9.07          0.21            0.37           0.58        (0.21)          --
Year Ended August 31, 2002............      9.52          0.21           (0.44)         (0.23)       (0.22)          --
Period Ended August 31, 2001***.......      9.86          0.15           (0.36)         (0.21)       (0.13)          --
LEADER TAX-EXEMPT BOND FUND
Year Ended August 31, 2003............     10.44          0.34           (0.12)          0.22        (0.34)       (0.01)
Year Ended August 31, 2002............     10.43          0.40            0.11           0.51        (0.40)       (0.10)
Period Ended August 31, 2001****......     10.17          0.30            0.32           0.62        (0.30)       (0.06)
LEADER INTERMEDIATE BOND FUND
Year Ended August 31, 2003............     13.12          0.49           (0.13)          0.36        (0.53)       (0.07)
Year Ended August 31, 2002............     12.78          0.64            0.34           0.98        (0.64)          --
Period Ended August 31, 2001****......     12.49          0.51            0.29           0.80        (0.51)          --
LEADER SHORT TERM BOND FUND
Year Ended August 31, 2003............      9.94          0.36            0.28           0.64        (0.36)          --
Year Ended August 31, 2002............     10.11          0.39           (0.17)          0.22        (0.39)          --(f)
Period Ended August 31, 2001*****.....     10.00          0.21            0.11           0.32        (0.21)          --
LEADER TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2003............      1.00            --(f)           --             --(f)        --(f)        --
Year Ended August 31, 2002............      1.00          0.01              --(f)        0.01        (0.01)          --
Period Ended August 31, 2001******....      1.00          0.02              --(f)        0.02        (0.02)          --
LEADER MONEY MARKET FUND
Year Ended August 31, 2003............      1.00            --(f)           --(f)          --(f)        --(f)        --
Year Ended August 31, 2002............      1.00          0.01              --(f)        0.01        (0.01)          --
Period Ended August 31, 2001******....      1.00          0.04              --(f)        0.04        (0.04)          --
LEADER TREASURY MONEY MARKET FUND
Year Ended August 31, 2003............      1.00            --(f)           --(f)          --(f)        --(f)        --(f)
Year Ended August 31, 2002............      1.00          0.01              --(f)        0.01        (0.01)          --
Period Ended August 31, 2001******....      1.00          0.04              --(f)        0.04        (0.04)          --

---------------

*       From the commencement of operations on December 9, 2002.
**      From the commencement of operations on October 26, 2000.
***     From the commencement of operations on February 20, 2001.
****    From the commencement of operations on December 26, 2000.
*****   From the commencement of operations on March 8, 2001.
******  From the commencement of operations on October 4, 2000.

(a)  Total return excludes sales charge.
(b) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)  Not annualized for periods less than one year.
(e)  Annualized for periods less than one year.
(f)  Amount less than $0.005.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         NET ASSET
                                                          VALUE,
                                           TOTAL          END OF        TOTAL
INVESTOR A                               DIVIDENDS        PERIOD     RETURN(A)(D)
----------                               ---------       ---------   ------------
LEADER GROWTH EQUITY FUND
For the Period Ended August 31, 2003*...  $   --          $11.39         13.92%

LEADER GROWTH & INCOME FUND
Year Ended August 31, 2003..............   (0.19)          22.68          8.28%
Year Ended August 31, 2002..............   (0.16)          21.14        (16.56)%
Period Ended August 31, 2001**..........   (1.06)          25.50        (15.93)%

LEADER BALANCED FUND
Year Ended August 31, 2003..............   (0.21)           9.44          6.50%
Year Ended August 31, 2002..............   (0.22)           9.07         (2.48)%
Period Ended August 31, 2001***.........   (0.13)           9.52         (2.14)%

LEADER TAX-EXEMPT BOND FUND
Year Ended August 31, 2003..............   (0.35)          10.31          2.14%
Year Ended August 31, 2002..............   (0.50)          10.44          5.09%
Period Ended August 31, 2001****........   (0.36)          10.43          5.56%

LEADER INTERMEDIATE BOND FUND
Year Ended August 31, 2003..............   (0.60)          12.88          2.75%
Year Ended August 31, 2002..............   (0.64)          13.12          7.87%
Period Ended August 31, 2001****........   (0.51)          12.78          6.52%

LEADER SHORT TERM BOND FUND
Year Ended August 31, 2003..............   (0.36)          10.22          6.57%
Year Ended August 31, 2002..............   (0.39)           9.94          2.22%
Period Ended August 31, 2001*****.......   (0.21)          10.11          3.19%

LEADER TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2003..............      --            1.00          0.37%
Year Ended August 31, 2002..............   (0.01)           1.00          0.50%
Period Ended August 31, 2001******......   (0.02)           1.00          2.18%

LEADER MONEY MARKET FUND
Year Ended August 31, 2003..............      --            1.00          0.46%
Year Ended August 31, 2002..............   (0.01)           1.00          1.24%
Period Ended August 31, 2001******......   (0.04)           1.00          4.09%

LEADER TREASURY MONEY MARKET FUND
Year Ended August 31, 2003..............      --            1.00          0.34%
Year Ended August 31, 2002..............   (0.01)           1.00          1.27%
Period Ended August 31, 2001******......   (0.04)           1.00          3.95%

                                                                    RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------------------------------------------------------
                                          NET ASSETS,        NET         NET INVESTMENT
                                            END OF       EXPENSES TO    INCOME/(LOSS) TO     EXPENSES TO      PORTFOLIO
                                            PERIOD         AVERAGE        AVERAGE NET          AVERAGE        TURNOVER
INVESTOR A                                  (000'S)     NET ASSETS(E)      ASSETS(E)       NET ASSETS(B)(E)    RATE(C)
----------                                -----------   -------------   ----------------   ----------------   ---------
LEADER GROWTH EQUITY FUND
For the Period Ended August 31, 2003*...   $  1,507         1.57%            (0.55)%             2.13%             8%
LEADER GROWTH & INCOME FUND
Year Ended August 31, 2003..............      6,992         1.44%             0.96%              1.52%            12%
Year Ended August 31, 2002..............      4,402         1.40%             0.66%              1.50%             4%
Period Ended August 31, 2001**..........      1,897         1.45%             0.55%              1.55%             6%
LEADER BALANCED FUND
Year Ended August 31, 2003..............        757         1.48%             2.18%              1.71%            32%
Year Ended August 31, 2002..............        536         1.58%             2.23%              1.80%             2%
Period Ended August 31, 2001***.........        277         1.45%             2.53%              1.95%             8%
LEADER TAX-EXEMPT BOND FUND
Year Ended August 31, 2003..............      1,667         1.15%             3.04%              1.69%            39%
Year Ended August 31, 2002..............        559         1.14%             3.83%              1.65%             0%
Period Ended August 31, 2001****........        250         1.16%             3.97%              1.66%            22%
LEADER INTERMEDIATE BOND FUND
Year Ended August 31, 2003..............      4,950         1.21%             3.53%              1.25%            56%
Year Ended August 31, 2002..............      2,473         1.16%             4.94%              1.21%            61%
Period Ended August 31, 2001****........        880         1.12%             5.27%              1.22%            20%
LEADER SHORT TERM BOND FUND
Year Ended August 31, 2003..............      4,136         1.19%             3.48%              1.47%            37%
Year Ended August 31, 2002..............        969         1.27%             3.77%              1.67%            20%
Period Ended August 31, 2001*****.......         70         1.31%             4.11%              2.02%            22%
LEADER TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2003..............      1,733         0.99%             0.34%              1.36%           N/A
Year Ended August 31, 2002..............      2,278         1.26%             0.51%              1.65%           N/A
Period Ended August 31, 2001******......      4,160         1.18%             2.08%              1.51%           N/A
LEADER MONEY MARKET FUND
Year Ended August 31, 2003..............     93,450         1.16%             0.47%              1.34%           N/A
Year Ended August 31, 2002..............    110,085         1.12%             1.24%              1.29%           N/A
Period Ended August 31, 2001******......    104,364         1.08%             3.92%              1.26%           N/A
LEADER TREASURY MONEY MARKET FUND
Year Ended August 31, 2003..............      2,520         1.06%             0.24%              1.45%           N/A
Year Ended August 31, 2002..............      4,041         1.02%             1.43%              1.34%           N/A
Period Ended August 31, 2001******......      8,795         1.06%             3.90%              1.37%           N/A

LEADER MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                        INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM:
                                                    ------------------------------                ------------------------
                                        NET ASSET                    NET REALIZED      TOTAL                       NET
                                         VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                        BEGINNING    INVESTMENT     GAINS (LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
INVESTOR B                              OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
----------                              ---------   -------------   --------------   ----------   ----------   -----------
LEADER GROWTH EQUITY FUND
Period Ended August 31, 2003*.........   $10.00        $(0.02)          $1.38          $1.36        $   --       $   --
LEADER GROWTH & INCOME FUND
For the Period Ended August 31,
 2003**...............................    20.43          0.10            2.15           2.25         (0.10)          --
LEADER BALANCED FUND
For the Period Ended August 31,
 2003***..............................     8.89          0.14            0.49           0.63         (0.14)          --
LEADER TAX-EXEMPT BOND FUND
For the Period Ended August 31,
 2003****.............................    10.31          0.20          (0.01)           0.19         (0.20)          --
LEADER INTERMEDIATE BOND FUND
For the Period Ended August 31,
 2003**...............................    12.96          0.36          (0.02)           0.34         (0.40)      (0.07)
LEADER SHORT TERM BOND FUND
For the Period Ended August 31,
 2003*****............................    10.12          0.22            0.11           0.33         (0.22)          --
SWEEP SHARES
LEADER TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2003............     1.00          0.01              --(f)        0.01         (0.01)          --
Year Ended August 31, 2002............     1.00          0.01              --(f)        0.01         (0.01)          --
Period Ended August 31, 2001******....     1.00          0.03              --(f)        0.03         (0.03)          --
LEADER MONEY MARKET FUND
Year Ended August 31, 2003............     1.00          0.01              --(f)        0.01         (0.01)          --(f)
Year Ended August 31, 2002............     1.00          0.01              --(f)        0.01         (0.01)          --
Period Ended August 31, 2001*******...     1.00          0.05              --(f)        0.05         (0.05)          --
LEADER TREASURY MONEY MARKET FUND
Year Ended August 31, 2003............     1.00          0.01              --(f)        0.01         (0.01)          --(f)
Year Ended August 31, 2002............     1.00          0.02              --(f)        0.02         (0.02)          --
Period Ended August 31, 2001******....     1.00          0.04              --(f)        0.04         (0.04)          --

---------------

*        From the commencement of operations on December 9, 2002.
**       From the commencement of operations on October 23, 2002.
***      From the commencement of operations on October 28, 2002
****     From the commencement of operations on December 4, 2002.
*****    From the commencement of operations on December 20, 2002.
******   From the commencement of operations on October 5, 2000.
*******  From the commencement of operations on September 5, 2000.

(a)  Total return excludes sales charges for Investor B Shares.
(b) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)  Not annualized for periods less than one year.
(e)  Annualized for periods less than one year.
(f)  Amount less than $0.005.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                     NET ASSET
                                                      VALUE,
                                           TOTAL      END OF        TOTAL
INVESTOR B                               DIVIDENDS    PERIOD     RETURN(A)(D)
----------                               ---------   ---------   ------------
LEADER GROWTH EQUITY FUND
For the Period Ended August 31, 2003*...  $   --      $ 11.36       13.60%

LEADER GROWTH & INCOME FUND
For the Period Ended August 31, 2003**..   (0.10)       22.58       11.10%

LEADER BALANCED FUND
For the Period Ended August 31,
 2003***................................   (0.14)        9.38        7.21%

LEADER TAX-EXEMPT BOND FUND
For the Period Ended August 31,
 2003****...............................   (0.20)       10.30        1.86%

LEADER INTERMEDIATE BOND FUND
For the Period Ended August 31, 2003**..   (0.47)       12.83        2.61%

LEADER SHORT TERM BOND FUND
For the Period Ended August 31,
 2003*****..............................   (0.22)       10.23        3.28%

SWEEP SHARES
LEADER TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2003..............   (0.01)        1.00        0.55%
Year Ended August 31, 2002..............   (0.01)        1.00        0.75%
Period Ended August 31, 2001******......   (0.03)        1.00        2.40%

LEADER MONEY MARKET FUND
Year Ended August 31, 2003..............   (0.01)        1.00        0.72%
Year Ended August 31, 2002..............   (0.01)        1.00        1.49%
Period Ended August 31, 2001*******.....   (0.05)        1.00        4.82%

LEADER TREASURY MONEY MARKET FUND
Year Ended August 31, 2003..............   (0.01)        1.00        0.52%
Year Ended August 31, 2002..............   (0.02)        1.00        1.52%
Period Ended August 31, 2001******......   (0.04)        1.00        4.17%

                                                                    RATIOS/SUPPLEMENTAL DATA
                                          -----------------------------------------------------------------------------
                                          NET ASSETS,        NET         NET INVESTMENT
                                            END OF       EXPENSES TO    INCOME/(LOSS) TO     EXPENSES TO      PORTFOLIO
                                            PERIOD         AVERAGE          AVERAGE            AVERAGE        TURNOVER
INVESTOR B                                  (000'S)     NET ASSETS(E)    NET ASSETS(E)     NET ASSETS(B)(E)    RATE(C)
----------                                -----------   -------------   ----------------   ----------------   ---------
LEADER GROWTH EQUITY FUND
For the Period Ended August 31, 2003*...    $    66         2.27%            (1.32%)             2.89%             8%
LEADER GROWTH & INCOME FUND
For the Period Ended August 31, 2003**..        595         2.13%             0.26%              2.20%            12%
LEADER BALANCED FUND
For the Period Ended August 31,
 2003***................................        380         2.14%             1.33%              2.35%            32%
LEADER TAX-EXEMPT BOND FUND
For the Period Ended August 31,
 2003****...............................      2,058         1.88%             2.08%              2.40%            39%
LEADER INTERMEDIATE BOND FUND
For the Period Ended August 31, 2003**..      1,100         1.91%             2.59%              1.94%            56%
LEADER SHORT TERM BOND FUND
For the Period Ended August 31,
 2003*****..............................      1,281         1.85%             2.61%              2.11%            37%
SWEEP SHARES
LEADER TAX-EXEMPT MONEY MARKET FUND
Year Ended August 31, 2003..............      1,110         0.80%             0.52%              1.11%           N/A
Year Ended August 31, 2002..............      1,110         1.00%             0.75%              1.40%           N/A
Period Ended August 31, 2001******......      1,110         0.98%             1.75%              1.31%           N/A
LEADER MONEY MARKET FUND
Year Ended August 31, 2003..............     21,728         0.90%             0.67%              1.08%           N/A
Year Ended August 31, 2002..............     21,730         0.87%             1.55%              1.04%           N/A
Period Ended August 31, 2001*******.....     36,730         0.81%             4.50%              1.00%           N/A
LEADER TREASURY MONEY MARKET FUND
Year Ended August 31, 2003..............        761         0.87%             0.58%              1.17%           N/A
Year Ended August 31, 2002..............      3,764         0.78%             1.60%              1.09%           N/A
Period Ended August 31, 2001******......      6,760         0.79%             3.71%              1.10%           N/A

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. ORGANIZATION

LEADER Mutual Funds (the "Trust") was organized as a Massachusetts business trust on April 28, 1994. The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust consists of nine series, the LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund (formerly known as LEADER Intermediate Government Bond Fund), LEADER Short Term Bond Fund, LEADER Tax-Exempt Money Market Fund, LEADER Money Market Fund, and LEADER Treasury Money Market Fund, (collectively, the "Funds" and individually, a "Fund"). One Fund commenced operations during the current fiscal year: the LEADER Growth Equity Fund on December 9, 2002. All Funds, excluding the LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund and the LEADER Treasury Money Market Fund, are referred to as the "Variable Funds". The LEADER Tax-Exempt Money Market Fund, the LEADER Money Market Fund and the LEADER Treasury Money Market Fund are referred to as the "Money Market Funds".

Each Variable Fund offers three classes of shares: Institutional Shares, Investor A Shares and Investor B Shares. Each Money Market Fund offers three classes of shares: Institutional Shares, Investor A Shares and Sweep Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Trust:

Investment Valuation: The Variable Funds are valued as followed: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost, which approximates market value.

Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date which, in the case of the Funds' transactions, is usually within seven days. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times. In the event that the seller defaults on their agreement to repurchase the security, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

Dividends to Shareholders: The Funds pay dividends to their shareholders from the Funds' respective net investment income. Income dividends on the LEADER Growth Equity Fund, the LEADER Growth & Income Fund and the LEADER Balanced Fund are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Each Fund also distributes all of its net realized capital gains, if any, on an annual basis. Dividends are recorded on the ex-dividend date.

                                                             LEADER MUTUAL FUNDS
                                    NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and realized capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets or another appropriate basis on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

Estimates: The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

3. CONVERSION OF COMMON TRUST FUND

On December 9, 2002, the net assets of a certain common trust fund managed by Union Planters Investment Advisors, Inc. were exchanged in a tax-free conversion for Institutional shares of the corresponding LEADER Mutual Fund. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation/depreciation of assets acquired as of the conversion date:

                                                                                           NET ASSET       UNREALIZED
                                                                             NET ASSETS    VALUE PER      APPRECIATION
                                                             SHARES ISSUED   CONVERTED    SHARE ISSUED   (DEPRECIATION)
                                                             -------------   ----------   ------------   --------------
Growth Equity Fund.........................................     72,811        $728,113       $10.00         $207,525

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Union Planters Investment Advisors, Inc. ("UPIA"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. UPIA has voluntarily agreed to reduce its fees for each Fund as follows:

                                                                 ANNUAL FEE        ANNUAL FEE
                                                              BEFORE VOLUNTARY   AFTER VOLUNTARY
FUND                                                             REDUCTION          REDUCTION
----                                                          ----------------   ---------------
LEADER Growth Equity Fund...................................        0.75%             0.21%
LEADER Growth & Income Fund.................................        0.75%             0.67%
LEADER Balanced Fund........................................        0.80%             0.57%
LEADER Tax-Exempt Bond Fund.................................        0.50%             0.00%
LEADER Intermediate Bond Fund...............................        0.50%             0.46%
LEADER Short Term Bond Fund.................................        0.55%             0.26%
LEADER Tax-Exempt Money Market Fund.........................        0.40%             0.13%
LEADER Money Market Fund....................................        0.40%             0.25%
LEADER Treasury Money Market Fund...........................        0.40%             0.13%

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, is a subsidiary of the BISYS Group, Inc. BISYS, with whom certain officers of the Funds are affiliated, serves the Funds as Administrator and Distributor. Such individuals are paid no fees directly by the Funds for serving as officers of the Funds. As the administrator for the Trust, pursuant to an Administration Agreement, BISYS is entitled to a fee computed at an annual rate of 0.20% of the Trust's average daily net assets.

BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc., serves as fund accountant and transfer agent of the Funds. Under the Fund Accounting Agreement, BISYS Fund Services, Inc., receives a fee from the Trust at the annual rate of 0.03% of the Trust's average daily net assets up to $500 million, 0.02% of the Trust's average daily net assets in excess of $500 million up to $1 billion, and 0.01% of the Trust's average daily net assets in excess of $1 billion, subject to a minimum annual fee. Under the Transfer Agency Agreement, BISYS Fund Services, Inc., receives additional fees which are computed daily and payable monthly.

Each Fund, with respect to the Institutional Shares, has adopted an Administrative Services Plan (the "Services Plan"). Under the Services Plan, the Variable Funds will pay a monthly fee at an annual rate not to exceed 0.30%, and each Money Market Fund an annual rate not to exceed 0.25% of the average daily net assets of each Fund's Institutional Shares. Part or all of these fees may be paid to financial institutions that provide certain administrative services to their customers or other shareholders who own Institutional Shares of the Funds.

The Funds have adopted a Rule 12b-1 Distribution and Service Plan (a "12b-1 Plan") with the Trust with respect to Investor A Shares and Investor B Shares. The 12b-1 Plan compensates the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. The Trust will pay a fee at an annual rate with respect to the Variable Funds not to exceed 0.30% for the Investor A Shares, 0.75% for the Investor B Shares and with respect to the Money Market Funds, not to exceed 0.50% of the average daily net assets attributable to its Investor A Shares.

Each Money Market Fund, with respect to the Sweep Shares, and the Variable Funds, with respect to the Investor B Shares, has adopted a Distribution and Shareholder Servicing Plan (the "Shareholder Servicing Plan") pursuant to rule 12b-1. The fee payable under the Shareholder Servicing Plan may be paid to financial institutions that provide a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution. This fee is paid monthly at an annual rate of 0.25%

                                                             LEADER MUTUAL FUNDS
                                    NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

of the average daily net assets of the Money Market Funds' respective Sweep Shares and the Variable Funds' respective Investor B Shares.

BISYS is entitled to receive commissions on sales of shares of the Funds. For the year ended August 31, 2003, BISYS received $442,575 of commissions on sales of shares of the Funds, of which $416,427 was allowed to affiliated broker/dealers of the Funds.

From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

5. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for each Fund for the year or period ended August 31, 2003 were as follows:

                                                               PURCHASES      SALES
                                                              -----------   ----------
LEADER Growth Equity Fund...................................  $19,826,536   $1,167,126
LEADER Growth & Income Fund.................................   15,726,929   15,467,672
LEADER Balanced Fund........................................   13,715,821   14,746,271
LEADER Tax-Exempt Bond Fund.................................    8,331,032    6,746,977
LEADER Intermediate Bond Fund...............................  117,924,764   63,248,776
LEADER Short Term Bond Fund.................................   28,923,413   12,814,962

6. CONCENTRATION OF CREDIT RISK

The Tax-Exempt Bond Fund and Tax-Exempt Money Market Fund invest primarily in municipal debt instruments. The issuer's abilities to meet their obligations may be affected by economic developments in a specific or region.

7. FEDERAL INCOME TAX INFORMATION

At August 31, 2003, the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:


LEADER Growth & Income Fund.................................  $  215,976   Expires 2009
                                                               4,641,928   Expires 2010
                                                               7,822,953   Expires 2011
LEADER Balanced Fund........................................     935,131   Expires 2010
                                                               1,800,553   Expires 2011
LEADER Short Term Bond Fund.................................      89,238   Expires 2011
LEADER Money Market Fund....................................       2,541   Expires 2010
                                                                      54   Expires 2011

LEADER MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following funds had deferred losses, which will be treated as arising on the first business day of the fiscal year ending August 31, 2003:

                                                               POST-OCTOBER
FUND                                                          CAPITAL LOSSES
----                                                          --------------
LEADER Growth Equity Fund...................................    $  173,071
LEADER Growth & Income Fund.................................     6,686,766
LEADER Balanced Fund........................................     1,925,492
LEADER Short Term Bond Fund.................................       293,769
LEADER Money Market.........................................        18,808

The tax character of dividends paid to shareholders during the year or period ended August 31, 2003 was as follows:

                                              DIVIDENDS PAID FROM
                                           --------------------------
                                                             NET          TOTAL         TAX         TAX        TOTAL
                                            ORDINARY      LONG TERM      TAXABLE      EXEMPT     RETURN OF   DIVIDENDS
                                             INCOME     CAPITAL GAINS   DIVIDENDS    DIVIDENDS    CAPITAL       PAID
                                           ----------   -------------   ----------   ---------   ---------   ----------
LEADER Growth Equity Fund................  $   12,499     $     --      $   12,499   $     --     $    --    $   12,499
LEADER Growth & Income Fund..............   1,579,264           --       1,579,264         --          --     1,579,264
LEADER Balanced Fund.....................   1,125,637           --       1,125,637         --          --     1,125,637
LEADER Tax-Exempt Bond Fund..............           9       19,476          19,485    656,871          --       676,356
LEADER Intermediate Bond Fund............   5,074,079      628,233       5,702,312         --          --     5,702,312
LEADER Short Term Bond Fund..............   1,370,331           --       1,370,331         --          --     1,370,331
LEADER Tax-Exempt Money Market Fund......         137           --             137    234,072          --       234,209
LEADER Money Market Fund.................   2,126,329           --       2,126,329         --          --     2,126,329
LEADER Treasury Money Market Fund........     411,885       23,083         434,968         --          --       434,968

The tax character of dividends paid to shareholders during the year or period ended August 31, 2002 was as follows:

                                              DIVIDENDS PAID FROM
                                           --------------------------
                                                             NET          TOTAL         TAX         TAX        TOTAL
                                            ORDINARY      LONG TERM      TAXABLE      EXEMPT     RETURN OF   DIVIDENDS
                                             INCOME     CAPITAL GAINS   DIVIDENDS    DIVIDENDS    CAPITAL       PAID
                                           ----------   -------------   ----------   ---------   ---------   ----------
LEADER Growth & Income Fund..............  $1,443,560     $     --      $1,443,560   $     --       $--      $1,443,560
LEADER Balanced Fund.....................   1,144,381           --       1,144,381         --       --        1,144,381
LEADER Tax-Exempt Bond Fund..............          --      183,590         183,590    758,538       --          942,128
LEADER Intermediate Bond Fund............   6,151,492           --       6,151,492         --       --        6,151,492
LEADER Short Term Bond Fund..............   1,028,632           --       1,028,632         --       --        1,028,632
LEADER Tax-Exempt Money Market Fund......         538           --             538    299,620       --          300,158
LEADER Money Market Fund.................   6,945,101           --       6,945,101         --       --        6,945,101
LEADER Treasury Money Market Fund........   1,659,931           --       1,659,931         --       --        1,659,931

                                                             LEADER MUTUAL FUNDS
                                    NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

As of August 31, 2003 the components of accumulated earnings on a tax basis was as follows:

                                                        UNDISTRIBUTED                             ACCUMULATED
                        UNDISTRIBUTED   UNDISTRIBUTED     LONG-TERM                                 CAPITAL        UNREALIZED
                         TAX EXEMPT       ORDINARY         CAPITAL      ACCUMULATED   DIVIDENDS    AND OTHER     APPRECIATION/
                           INCOME          INCOME           GAINS        EARNINGS      PAYABLE       LOSSES      (DEPRECIATION)
                        -------------   -------------   -------------   -----------   ---------   ------------   --------------
LEADER Growth Equity
 Fund.................     $    --        $     --        $     --       $     --     $      --   $   (173,071)    $3,746,010
LEADER Growth & Income
 Fund.................          --         434,523              --        434,523            --    (19,367,623)    27,530,176
LEADER Balanced
 Fund.................          --         222,736              --        222,736            --     (4,661,176)     1,765,876
LEADER Tax-Exempt Bond
 Fund.................      47,221              --         139,080        186,301       (50,199)            --        899,772
LEADER Intermediate
 Bond Fund............          --         431,775         223,587        655,362      (421,343)            --      4,293,081
LEADER Short Term Bond
 Fund.................          --         134,883              --        134,883      (133,239)      (383,007)       978,068
LEADER Tax-Exempt
 Money Market Fund....       6,477              --              --          6,477        (7,355)            --             --
LEADER Money Market
 Fund.................          --          93,798              --         93,798       (93,543)       (21,403)            --
LEADER Treasury Money
 Market Fund..........          --           8,739              --          8,739        (5,976)            --             --

                           TOTAL
                        ACCUMULATED
                         EARNINGS/
                         (DEFICIT)
                        -----------
LEADER Growth Equity
 Fund.................  $3,572,939
LEADER Growth & Income
 Fund.................   8,597,076
LEADER Balanced
 Fund.................  (2,672,564)
LEADER Tax-Exempt Bond
 Fund.................   1,035,874
LEADER Intermediate
 Bond Fund............   4,527,100
LEADER Short Term Bond
 Fund.................     596,705
LEADER Tax-Exempt
 Money Market Fund....        (878)
LEADER Money Market
 Fund.................     (21,148)
LEADER Treasury Money
 Market Fund..........       2,763

8. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED):

For Corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended August 31, 2003, qualify for the corporate dividends received deduction for the following Funds.

LEADER Growth & Income Fund.................................  100%
LEADER Balanced Fund........................................   39%

For the fiscal year end August 31, 2003, dividends paid by the Funds listed below may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief Act of 2003. The Funds listed intend to designate the maximum amount allowable as taxed at a rate of 15%. Completed information will be reported in conjunction with the 2003 Form 1099-DIV.

LEADER Growth Equity Fund...................................  $ 12,499
LEADER Growth & Income Fund.................................   713,302
LEADER Balanced Fund........................................   307,591

During the year ended August 31, 2003, the LEADER Tax Exempt Bond Fund declared tax-exempt income dividends in the amount of $656,871 and the LEADER Tax Exempt Money Market Fund declared tax-exempt income dividends in the amount of $234,072.

During the year ended August 31, 2003, the following funds declared long-term capital gain distributions as follows:

LEADER Tax-Exempt Bond Fund.................................  $ 19,476
LEADER Intermediate Bond Fund...............................   628,233
LEADER Treasury Money Market Fund...........................    23,083

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES
LEADER MUTUAL FUNDS:

We have audited the accompanying statements of assets and liabilities of the LEADER Mutual Funds -- LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Bond Fund, LEADER Short Term Bond Fund, LEADER Tax-Exempt Money Market Fund, LEADER Money Market Fund, and LEADER Treasury Money Market Fund (collectively, the Funds), including the schedules of portfolio investments, as of August 31, 2003, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the periods ended August 31, 2000 and prior were audited by other auditors whose report thereon dated October 18, 2000 expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 2003, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
October 13, 2003

                            INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED):
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Overall responsibility for management of the Funds rests with its Board of Trustees', who are elected by the Shareholders of the Funds. The Trustees' elect the officers of the Funds to supervise actively its day-to-day operations. The names of the Trustees', their ages, addresses, length of tenure, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are set forth below:

                                                                                                                      NUMBER OF
                                                                                                                      PORTFOLIOS
                              POSITION(S)                                                                              IN FUND
                               HELD WITH                                                                               COMPLEX
                               THE LEADER          TERM OF OFFICE/                   PRINCIPAL OCCUPATION              OVERSEEN
NAME AND ADDRESS                 FUNDS          LENGTH OF TIME SERVED               DURING THE PAST 5 YEARS           BY TRUSTEE
----------------             --------------  ----------------------------  -----------------------------------------  ----------
NON-INTERESTED TRUSTEE
Harry R. Maier (56)          Trustee         12/95 to present              President, Memorial Hospital, Belleville,       9
Memorial Hospital                                                          Illinois -- 1977 to present
4500 Memorial Drive
Belleville, IL 62226
Neil Seitz (60)              Trustee         4/96 to present               Professor, School of Business, Saint            9
School of Business                                                         Louis University (since 1975); Dean,
Saint Louis University                                                     School of Business, Saint Louis
3674 Lindell Blvd.                                                         University -- (1993 to 2003)
St. Louis, MO 63108
Eugene K. Cashman, Jr. (61)  Trustee         12/01 to present              President and Chief Executive Officer, Le       9
LHS, Inc.                                                                  Bonheur Health Systems, Inc. -- 1983 to
1000 Ridgeway Loop Road                                                    present
Suite 310
Memphis, TN 38120

INTERESTED TRUSTEE
Brad L. Badgley (51)         Trustee         10/97 to present              Attorney, Brad L. Badgley, P.C. Director,       9
Brad L. Badgley, P.C.                                                      Magna Trust Company (an affiliate of
26 Public Square                                                           Magna Bank, N.A., which merged into Union
Belleville, IL 62220                                                       Planters Bank, National Association
                                                                           ("Union Planters Bank") in 1998);
                                                                           Director, Bank Star One -- 1995 to
                                                                           present
Alan W. Kennebeck (57)       Trustee         12/01 to present              Senior Executive Vice President, Union          9
Union Planters Corporation                                                 Planters Corporation -- 2000 to present.
6200 Poplar Avenue                                                         Chairman, Union Planters Investment
Memphis, TN 38119                                                          Advisors -- 2000 to present. President,
                                                                           Amcore Financial -- 1995 to 2000.

OFFICERS OF THE TRUST
R. Jeffrey Young (39)        President       7/03 to present (President);  Senior Vice President, BISYS Fund             N/A
c/o BISYS Fund Services                      7/00 to 7/03 (Secretary);     Services (since 1993)
3435 Stelzer Road                            4/02 to 7/03 (Treasurer)
Columbus, Ohio 43219
Charles L. Booth (43)        Vice President  10/97 to present              Senior Vice President, BISYS Fund             N/A
c/o BISYS Fund Services                                                    Services (since 1988)
3435 Stelzer Road
Columbus, Ohio 43219
Jennifer Millenbaugh (30)    Secretary       7/03 to present               Manager, BISYS Fund Services (since 1995)     N/A
c/o BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219
Troy A. Sheets (32)          Treasurer       7/03 to present               Vice President, Financial Services, BISYS     N/A
c/o BISYS Fund Services                                                    Fund Services (since April 2002); KPMG
3435 Stelzer Road                                                          LLP: Senior Manager (August 1993 to March
Columbus, Ohio 43219                                                       2002)
Alaina V. Metz (36)          Assistant       10/97 to present              Chief Administrator, Administration           N/A
c/o BISYS Fund Services      Secretary                                     Services, BISYS Fund Services (since
3435 Stelzer Road                                                          1995)
Columbus, Ohio 43219
Scott D. Schwesig (38)       AML Compliance  7/03 to present               Compliance Officer, Union Planters            N/A
c/o Union Planters Trust &   Officer                                       Investment Advisors (since October 2001);
Investments                                                                Legal Administrative Manager, PFIC
8182 Maryland Ave.                                                         Securities Corp. (October 2000 to October
St. Louis, MO 63105                                                        2001); Registration Specialist, PFIC
                                                                           Securities Corp. (January 1998 to October
                                                                           2000)


                             DIRECTORSHIPS
                                 HELD
                              OUTSIDE THE
                                 FUND
NAME AND ADDRESS                COMPLEX
----------------             -------------
NON-INTERESTED TRUSTEE
Harry R. Maier (56)               N/A
Memorial Hospital
4500 Memorial Drive
Belleville, IL 62226
Neil Seitz (60)                   N/A
School of Business
Saint Louis University
3674 Lindell Blvd.
St. Louis, MO 63108
Eugene K. Cashman, Jr. (61)       N/A
LHS, Inc.
1000 Ridgeway Loop Road
Suite 310
Memphis, TN 38120
INTERESTED TRUSTEE
Brad L. Badgley (51)                1
Brad L. Badgley, P.C.
26 Public Square
Belleville, IL 62220
Alan W. Kennebeck (57)            N/A
Union Planters Corporation
6200 Poplar Avenue
Memphis, TN 38119
OFFICERS OF THE TRUST
R. Jeffrey Young (39)             N/A
c/o BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219
Charles L. Booth (43)             N/A
c/o BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219
Jennifer Millenbaugh (30)         N/A
c/o BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219
Troy A. Sheets (32)               N/A
c/o BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219
Alaina V. Metz (36)               N/A
c/o BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219
Scott D. Schwesig (38)            N/A
c/o Union Planters Trust &
Investments
8182 Maryland Ave.
St. Louis, MO 63105

                      (This page intentionally left blank)

                           [LEADER MUTUAL FUNDS LOGO]


10/03                                                                   AR 08/03

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 10 (A)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

                  The registrant's Board of Trustees has determined that the registrant does not have an "audit committee financial expert" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the "Regulations")) serving on its audit committee. The registrant's Board believes that, notwithstanding the absence of any one person meeting all required elements of the definition of "audit committee financial expert", the registrant's audit committee collectively possesses the knowledge and experience necessary to execute all of the audit committee's functions, duties and powers. All members of the registrant's audit committee are "independent" (as defined by the Regulations).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
NOT APPLICABLE.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

         THE CODE OF ETHICS IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      LEADER Mutual Funds
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By (Signature and Title)*   /s/  Troy A. Sheets       Troy A. Sheets, Treasurer
                         -------------------------------------------------------

Date    October 24, 2003
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/  Troy A. Sheets        Troy A. Sheets, Treasurer
                         -------------------------------------------------------

Date    October 24, 2003
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By (Signature and Title)*  /s/ R. Jeffrey Young      R. Jeffrey Young, President
                         -------------------------------------------------------

Date    October 24, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.